As filed with the Securities and Exchange Commission on February 20, 1998

                         Securities Act Registration No. 333-9355
                 Investment Company Act Registration No. 811-7743

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                    Pre-Effective Amendment No. ____           [ ]

                    Post-Effective Amendment No. 2             [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940                                                        [X]


                        Amendment No. 3                        [X]

                    THE ROCKLAND FUNDS TRUST
       (Exact Name of Registrant as Specified in Charter)


100 South Rockland Falls Road
      Rockland, Delaware                       19732
(Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code:  (302) 429-9799

                     Mr. Charles S. Cruice
                    The Rockland Funds Trust
                 100 South Rockland Falls Road
                    Rockland, Delaware 19732
            (Name and Address of Agent for Service)

                           Copies to:

                          Carol A. Gehl
                      Godfrey & Kahn, S.C.
                    780 North Water Street
                  Milwaukee, Wisconsin  53202




     It is proposed that this filing will become effective (check appropriate box):

     [x]  immediately  upon  filing  pursuant   to paragraph (b) of Rule 485.
     [ ]  on (date) pursuant to paragraph (b) of Rule 485.
     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
     [ ]  on (date) pursuant to paragraph (a)(1)  of Rule 485.
     [ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485.
     [ ]  on  (date) pursuant to paragraph(a)(2)  of Rule 485.

           CROSS REFERENCE SHEET

     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form
N-1A)

                                   Caption or Subheading in
                                   Prospectus or Statement
Item No. on Form N-1A              of Additional Information

     PART A - INFORMATION REQUIRED IN PROSPECTUS -
                  INSTITUTIONAL CLASS

1.  Cover Page                     Cover Page

2.  Synopsis                       Summary;   Summary   of   Fund
                                   Expenses

3.  Condensed  Financial           Financial Highlights
    Information

4.  General  Description  of       Fund  Organization; Investment
    Registrant                     Objective     and    Policies;
                                   Investment   Techniques    and
                                   Risks

5.  Management of the Fund         Management; Fund Expenses

5A. Management's Discussion of     *
    Fund Performance

6.  Capital Stock  and  Other      Income    Dividends,   Capital
    Securities                     Gains  Distributions  and  Tax
                                   Treatment; Fund Organization

7.  Purchase  of  Securities       How  to  Purchase Fund Shares;
    Being Offered                  Determination  of  Net   Asset
                                   Value

8.  Redemption or Repurchase       How    to    Redeem    Shares;
                                   Determination  of  Net   Asset
                                   Value

9.  Pending Legal Proceedings      *

                                   Caption or Subheading in
                                   Prospectus or Statement
Item No. on Form N-1A              of Additional Information

 PART A - INFORMATION REQUIRED IN PROSPECTUS - RETAIL
                         CLASS

1.  Cover Page                     Cover Page

2.  Synopsis                       Summary;   Summary   of   Fund
                                   Expenses

3.  Condensed  Financial           Financial Highlights
    Information

4.  General  Description  of       Fund  Organization; Investment
    Registrant                     Objective     and    Policies;
                                   Investment   Techniques    and
                                   Risks

5.  Management of the Fund         Management; Fund Expenses

5A. Management's Discussion of     *
    Fund Performance

6.  Capital Stock  and  Other      Income    Dividends,   Capital
    Securities                     Gains  Distributions  and  Tax
                                   Treatment; Fund Organization

7.  Purchase  of  Securities       How  to  Purchase Fund Shares;
    Being Offered                  Determination  of  Net   Asset
                                   Value; Distribution Plan

8.  Redemption or Repurchase       How    to    Redeem    Shares;
                                   Determination  of  Net   Asset
                                   Value

9.  Pending Legal Proceedings      *

     PART B - INFORMATION REQUIRED IN STATEMENT OF
                ADDITIONAL INFORMATION

10.  Cover Page                    Cover Page

11.  Table of Contents             Table of Contents

12.  General Information  and      Included in Prospectuses under
     History                       the heading Fund Organization

13.  Investment Objectives and     Investment  Restrictions;
     Policies                      Investment Policies  and
                                   Techniques

14.  Management of the Fund        Trustees and Officers  of  the
                                   Trust

15.  Control   Persons   and       Principal  Shareholders;
     Principal Holders of          Trustees and Officers  of  the
     Securities                    Trust; Investment Advisor

16.  Investment Advisory  and      Investment  Advisor;
     Other Services                Distribution Plan;  Management
                                   (in  Prospectuses); Custodian;
                                   Transfer  Agent and  Dividend-
                                   Disbursing  Agent; Independent
                                   Accountants

17.  Brokerage Allocation and      Portfolio Transactions  and
     Other Practices               Brokerage

18.  Capital Stock and  Other      Included in Prospectuses under
     Securities                    the heading Fund Organization

19.  Purchase, Redemption and      Included in Prospectuses under
     Pricing  of  Securities       the  headings How to  Purchase
     Being Offered                 Fund Shares; Determination  of
                                   Net Asset Value; How to Redeem
                                   Shares;  and in the  Statement
                                   of    Additional   Information
                                   under  the  heading Investment
                                   Advisor

20.  Tax Status                    Included in Prospectuses under
                                   the  heading Income Dividends,
                                   Capital   Gains  Distributions
                                   and Tax Treatment; Taxes

21.  Underwriters                  Underwriter

22.  Calculations of               Performance Information
     Performance Data

23.  Financial Statements          Financial Statements

____________________________
*Answer negative or inapplicable

                      PROSPECTUS



                   February 20, 1998

          Greenville Capital Management, Inc.
                       Presents

               The Rockland Growth Fund
                      a Series of

               The Rockland Funds Trust

                     P. O. Box 701
            Milwaukee, Wisconsin 53201-0701

                     1-800-497-3933



The Rockland Growth Fund (the "Fund") is a series of
The Rockland Funds Trust (the "Trust"), an open-end, diversified, management investment company commonly referred to as a mutual fund. The investment objective of the Fund is to seek capital appreciation. The Fund will seek, under normal market conditions, to achieve its investment objective by investing its assets primarily in equity securities of domestic companies.
The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, Greenville Capital
Management, Inc., has been overlooked by Wall Street analysts.


This Prospectus sets forth concisely the information that you should be aware of prior to investing in the Fund's Institutional shares. Two classes of shares of the Fund are currently offered to the public:
Institutional shares and Retail shares. This prospectus relates only to the Institutional shares.
Information about the Retail shares may be obtained by calling 1-800-497-3933. Please read this Prospectus carefully and retain it for future reference.
Additional information regarding the Fund is included in the Statement of Additional Information dated
February 20, 1998, which has been filed with the Securities and Exchange Commission and is incorporated in this Prospectus by reference. A copy of the Fund's
Statement of Additional Information is available without charge by writing to the Fund at the address listed above or by calling 1-800-497-3933.

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY  THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES  COMMISSION,  NOR  HAS  THE  SECURITIES  AND
EXCHANGE  COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED   UPON   THE  ACCURACY  OR  ADEQUACY   OF   THIS
PROSPECTUS.   ANY REPRESENTATION TO THE CONTRARY  IS  A
CRIMINAL OFFENSE.

                   TABLE OF CONTENTS
                                               Page No.



SUMMARY                                                         4

SUMMARY OF FUND EXPENSES                                        5



FINANCIAL HIGHLIGHTS                                            6

INVESTMENT OBJECTIVE AND POLICIES                               6

INVESTMENT TECHNIQUES AND RISKS                                 7
  IN GENERAL                                                    7
  SHORT-TERM FIXED INCOME SECURITIES                            7
  ILLIQUID SECURITIES                                           7
  ADRS                                                          7
  OPTIONS AND FUTURES TRANSACTIONS                              8
  SHORT SALES                                                   8
  REPURCHASE AGREEMENTS                                         8
  CONVERTIBLE SECURITIES                                        9
  PORTFOLIO TURNOVER                                            9

MANAGEMENT                                                      9



HOW TO PURCHASE FUND SHARES                                    10
  INITIAL INVESTMENT - MINIMUM $100,000                        10
  WIRE PURCHASES                                               10
  TELEPHONE PURCHASES                                          10
  AUTOMATIC INVESTMENT PLAN                                    11
  SUBSEQUENT INVESTMENTS - MINIMUM $1,000                      11

DETERMINATION OF NET ASSET VALUE                               11

HOW TO REDEEM SHARES                                           12
  IN GENERAL                                                   12
  WRITTEN REDEMPTION                                           12
  TELEPHONE REDEMPTION                                         12
  SIGNATURE GUARANTEES                                         13

SHAREHOLDER REPORTS                                            13

INDIVIDUAL RETIREMENT ACCOUNTS                                 13

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
TREATMENT                                                      15

FUND ORGANIZATION                                              15

ADMINISTRATOR                                                  16

CUSTODIAN, TRANSFER AGENT, AND FUND ACCOUNTANT                 16

DISTRIBUTOR                                                    16

COMPARISON OF INVESTMENT RESULTS                               16

No person has  been authorized  to give any information
or   to  make  any  representations  other  than  those
contained in this Prospectus and the Statement of Additional Information, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This prospectus does not constitute an offer to sell securities in any state to any person to whom it is unlawful to make such offer in such state.

                        SUMMARY

Investment Objective

     The investment objective of the Fund is to seek capital appreciation. The Fund will seek to achieve its investment objective by investing its assets primarily in equity securities of domestic companies that, in the opinion of Greenville Capital Management
("GCM"), have been overlooked by Wall Street analysts.
The Fund's investments are subject to market risk and the value of its shares will fluctuate with changing market valuations of its portfolio holdings. See
"INVESTMENT OBJECTIVE AND POLICIES" and "INVESTMENT
TECHNIQUES AND RISKS."

Investment Advisor

     GCM is the investment advisor to the Fund. GCM was organized in 1989 and acts as the investment advisor to individual and institutional clients with investment portfolios of approximately $450 million.
See "MANAGEMENT."

Purchase and Redemptions

     Institutional shares of the Fund are sold and redeemed at net asset value, without the imposition of any sales or redemption charges. The minimum initial investment required by the Fund is $100,000. The minimum subsequent investment is $1,000. These minimums may be changed or waived at any time at the discretion of the Fund. Once the initial investment is made, investors may use the Automatic Investment Plan to make regular investments in the Fund from a bank checking or NOW account in amounts of $250 or more.
See "HOW TO PURCHASE FUND SHARES" and "HOW TO REDEEM
SHARES."

Shareholder Services

     Questions regarding the Institutional shares or the Retail shares may be directed to the Fund at the address and telephone number on the front page of this Prospectus.

         SUMMARY OF FUND EXPENSES


                                   Institutional Class

     Shareholder Transaction Expenses

     Sales Load Imposed on Purchases                   NONE
     Sales Load Imposed on Reinvested Dividends        NONE
     Deferred Sales Load Imposed on Redemptions        NONE
     Redemption Fees                                   NONE*

     Annual Fund Operating Expenses (after waivers or reimbursements) (as a percentage of average net assets)

     Management Fee                                  1.00%
     12b-1 Fees                                       NONE
     Other Expenses (net of reimbursement)           0.75%(1)
     TOTAL FUND OPERATING EXPENSES                   1.75%(1)
      (after waivers or reimbursements)

_________________________

(1) For the period ended September 30, 1997, GCM voluntarily agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Institutional Class' Total Operating Expenses did not exceed 1.75% of the Fund's average daily net assets. Absent these waivers/reimbursements,
     Other Expenses and Total Fund Operating Expenses would have been 2.98% and 3.98%, respectively.
     GCM has voluntarily agreed to continue this waiver/reimbursement policy for the year ending
     September 30, 1998, and for an indefinite amount of time beyond that date. The Fund's management fee is higher than that paid by other similar investment companies. For additional information concerning management fees and operating expenses, see "MANAGEMENT."


*There are certain charges associated with certain
services offered by the Fund, such as a service fee of
$12.00 for    redemptions effected via wire transfer.


                        Example

You would pay the following expenses on a $1,000 investment, assuming (i) 5% annual return, and (ii) redemption at the end of each time period.

    1 Year    3 Years    5 Years    10 Years

     $18        $55        $95        $206


     The Example is based on the Total Fund Operating
Expenses specified in the table above. The amounts in the Example may increase absent the waivers or reimbursements. Please remember that the Example should not be considered representative of past or future expenses and that actual expenses may be greater or lesser than those shown. The assumption in the Example of a 5% annual rate of return is required by regulations of the Securities and Exchange Commission
("SEC") applicable to all mutual funds. This return is hypothetical and should not be considered representative of past or future performance of the Institutional shares.

                 FINANCIAL HIGHLIGHTS


     The financial information relating to the Institutional shares of the Fund during the period from December 2, 1996 (commencement of operations) to
September 30, 1997 included in this table has been derived from the financial records of the Fund which have been audited by KPMG Peat Marwick LLP, the Fund's independent accountants. The table should be read in conjunction with the financial statements, related notes and auditor's report included in the Fund's
Annual Report to Shareholders, which is available without charge by writing to the Fund at P.O. Box 701, Milwaukee, Wisconsin, 53201-0701, or by calling, toll-free, 1-800-497-3933.


     Per Share Data:

     Net asset value, beginning of period              $    10.00

     Income from investment operations:
       Net investment loss (1)                             (0.11)
       Net realized and unrealized gains on investments      4.56
            Total from investment operations                 4.45

     Less distributions:
       Dividends in excess of net investment income        (0.02)

     Net asset value, end of period                      $  14.43

     Total return (2)                                      44.53%

     Supplemental data and ratios:
       Net assets, end of period                      $10,858,957
       Ratio of operating expenses to average net
       assets (3)(4)                                        1.75%
       Ratio of net investment loss to average net
       assets (3)(4)                                      (1.11)%
       Portfolio turnover rate (5)                        204.05%
       Average commission rate paid (5)                   $0.0509
     ____________________



     (1)Net investment loss per share represents net investment loss divided by the monthly average shares of beneficial interest outstanding throughout the period December 2, 1996 through September 30, 1997.
     (2)Not annualized for the period December 2, 1996 through September 30, 1997.
     (3)Annualized for the period December 2, 1996 through September 30, 1997.
     (4)Without expense reimbursements of $120,419 for the period December 2, 1996 through September
       30, 1997, the ratio of operating expenses to average net assets would have been 3.98%, and the ratio of net investment loss to average net assets would have been (3.35)%.
     (5)Portfolio turnover and average commission rate paid are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


           INVESTMENT OBJECTIVE AND POLICIES

     The Fund is the first and presently, the only series of the Trust, an open-end, diversified management company. The Fund's investment objective is to seek capital appreciation. The generation of investment income is not an investment objective and, therefore, any income earned by the Fund will be incidental to the Fund's objective. The Fund will seek, under normal market conditions, to achieve its investment objective by investing its assets primarily in equity securities of domestic companies, which include but are not limited to common stocks; preferred stocks; warrants to purchase common stocks or preferred stocks; and securities convertible into common or preferred stocks, such as convertible bonds and debentures. The Fund may, when GCM deems a more conservative approach is warranted, or pending investment or reinvestment, invest up to 35% of its total assets in short-term, fixed income securities.
For temporary, defensive purposes the Fund may invest up to 100% of its total assets in such securities.
Since the Fund's assets will, under normal market conditions, consist primarily of equity securities, the net asset value of the Institutional shares may be subject to greater principal fluctuation than a portfolio containing a substantial amount of fixed income securities.

     The Fund is designed to take advantage of investment and trading opportunities that investors might not otherwise have the time, expertise or inclination to exploit themselves. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in GCM's opinion, has been overlooked by Wall Street analysts. In addition, the Fund may sell short up to 25% of its portfolio. The Fund only intends to use short positions for brief periods of time in smaller position sizes to reduce the Fund's overall risk and to increase the Fund's pool of potential investment ideas. (See "INVESTMENT
TECHNIQUES AND RISKS - Short Sales").

     When making investment decisions, GCM utilizes information and analyses from numerous sources regarding a company's sales and earnings growth;
earnings power, trends and predictability; industry, economic and political trends; relative valuation; and liquidity, to determine whether the security has the growth potential suitable for the Fund. The Fund will generally invest in companies with market capitalizations ranging from $100 million to $2 billion. The Fund is only intended to be an investment vehicle for that part of an investor's capital which can appropriately be exposed to above average risk in anticipation of greater rewards. The Fund is not designed to offer a balanced investment program suitable for all investors.

     Except for the Fund's investment objective and the investment restrictions contained in the Statement of Additional Information, the Fund's policies may be changed without a vote of the Institutional class' shareholders.


            INVESTMENT TECHNIQUES AND RISKS

In General

     The Fund will not invest more than 5% of its net assets in any one of the following types of investments: preferred stocks; warrants; and securities purchased on a when-issued or delayed delivery basis. For a more extensive discussion of certain of these investments and techniques and the risks associated therewith, see the Fund's Statement of Additional Information.

Short-Term Fixed Income Securities

     When GCM believes that adverse economic or market conditions justify such action, up to 100% of the Fund's assets may be held temporarily in short-term fixed-income securities, including without limitation:
U.S. government securities, including bills, notes and bonds, differing as to maturity and rate of interest, which are either issued or guaranteed by the U.S.
Treasury or by U.S. governmental agencies or instrumentalities; certificates of deposit issued against funds deposited in a U.S. bank or savings and loan association; bank time deposits, which are monies kept on deposit with U.S. banks or savings and loan associations for a stated period of time at a fixed rate of interest; bankers' acceptances which are short-term credit instruments used to finance commercial transactions; repurchase agreements entered into only with respect to obligations of the U.S. government, its agencies or instrumentalities; or commercial paper and commercial paper master notes (which are demand instruments without a fixed maturity bearing interest at rates which are fixed to known lending rates and automatically adjusted when such lending rates change) rated A-1 or better by S&P, Prime-1 or better by Moody's, Duff 2 or higher by D&P, or Fitch 2 or higher by Fitch.

Illiquid Securities

     The Fund may invest up to 10% of the value of its net assets in illiquid securities, which include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws); securities which may only be resold pursuant to Rule 144A under the Securities Act of 1933; and repurchase agreements with maturities in excess of seven days. Risks associated with restricted securities include the potential obligation to pay all or part of the registration expenses in order to sell restricted securities. A considerable period of time may elapse between the time of the decision to sell a restricted security and the time the Fund may be permitted to sell under an effective registration statement or otherwise. If, during such a period, adverse conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. The Board of Trustees of the Trust, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid. The Board of Trustees has adopted guidelines and delegated this determination to GCM.

ADRs

     The Fund may invest up to 25% of the value of its net assets in ADRs or other instruments denominated in U.S. dollars. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S.
dollars. Some institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer, including reliable financial statements.

     Investments in securities of foreign issuers involve risks which are in addition to the usual risks inherent in domestic investment. In many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards.
Other risks inherent in foreign investment include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of foreign brokers, securities markets and issuers; costs incurred in conversions between currencies; the possibility of delays in settlement in foreign securities markets; limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country); the difficulty of enforcing obligations in other countries; diplomatic developments; and political or social instability.
Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, and many foreign securities are less liquid and their prices are more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.
Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

Options and Futures Transactions

     The Fund may engage in options and futures
transactions which are sometimes referred to as
derivative transactions.   The Fund's options and
futures transactions may include instruments such as stock index options and futures contracts. Such transactions may be used for several reasons, including hedging unrealized portfolio gains. The Fund will only engage in futures and options transactions which must, pursuant to regulations promulgated by the Commodity
Futures Trading Commission (the "CFTC"), constitute bona fide hedging or other permissible risk management transactions and will not enter into such transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of the Fund's net assets. In addition, the Fund will not enter into options and futures transactions if more than 50% of the Fund's net assets would be committed to such instruments. The Fund may hold a futures or options position until its expiration, or it may close out such a position before then at current value if a liquid secondary market is available. If the Fund cannot close out a position, it may suffer a loss apart from any loss or gain experienced at the time the Fund decided to close the position. When required by guidelines of the SEC or the CFTC, the Fund will set aside permissible liquid assets in a segregated account to secure its potential obligations under its futures or options positions. Such liquid assets may include cash, U.S. government securities and high-grade liquid debt securities. The ability of the Fund to effectively use options and futures is largely dependent upon GCM's ability to correctly use such instruments which may involve different skills than are associated with securities generally. For a further discussion of options and futures transactions, please see the Statement of Additional Information.

Short Sales

     The Fund may engage in short sale transactions in securities listed on one or more national securities exchanges, or in unlisted securities. Short selling involves the sale of borrowed securities. At the time a short sale is effected, the Fund incurs an obligation to replace the borrowed security at whatever its price may be at the time the Fund purchases it for delivery to the lender. When a short sale transaction is closed out, any gain or loss on the transaction is taxable as a short term capital gain or loss. All short sales will be fully collateralized, and no short sale will be effected which would cause the aggregate market value of all securities sold short to exceed 25% of the value of the Fund's net assets. The Fund limits short sales of any one issuer's securities to 2% of the Fund's total assets and to 2% of any one class of the issuer's securities.

Repurchase Agreements

     The Fund may invest up to 25% of its net assets in repurchase agreements entered into with Federal Reserve
Bank member banks and certain non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. GCM will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
Although no definitive criteria are used, GCM reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks.

Convertible Securities

     The Fund may invest up to 25% of its net assets in securities convertible into common stocks. A convertible security entitles the holder to receive interest normally paid or accrued on the debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities, are less subject to fluctuation in value than the underlying stock, and provide the potential for capital appreciation if the market price of the underlying common stock increases.
A convertible security might be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Portfolio Turnover

     The portfolio turnover rate indicates changes in the Fund's investments. The turnover rate may vary from year to year, as well as within a year. Under normal market conditions, the Fund anticipates that its portfolio turnover rate is not expected to exceed 110% and is expected to range between 70 and 110%. The
Fund's portfolio turnover rate for the period from December 2, 1996 to September 30, 1997 was 204.05% due to compliance with the short-short test which has since been repealed. A turnover rate of 100% would occur, for example, if all of the securities held by the Fund were replaced within one year. It may be affected by sales of portfolio securities necessary to meet cash requirements for redemption of shares. In the event the Fund were to have a turnover rate of 100% or more in any year, it would result in the payment by the Fund of above average transaction costs and could result in the payment by shareholders of above average amounts of taxes on realized investment gains. The Fund's portfolio turnover rate is included under "FINANCIAL
HIGHLIGHTS."


                      MANAGEMENT

     Under the laws of the State of Delaware, the Board of Trustees of the Trust is responsible for managing its business and affairs. The Trust, on behalf of the Fund, has entered into an investment advisory agreement with GCM pursuant to which GCM manages the Fund's investments and business affairs, subject to the supervision of the Trust's Board of Trustees (the
"Investment Advisory Agreement").  The Board of
Trustees also oversees duties required by applicable state and federal law.

     GCM, a growth equity capital management firm, is the investment advisor to the Fund. GCM was founded in 1989 and is located at 100 South Rockland Falls Road,
Rockland, Delaware 19732.  Under the Investment
Advisory Agreement, the Trust, on behalf of the Fund, compensates GCM for its investment advisory services at the annual rate of 1.00% of the Fund's average daily net assets. For the fiscal year ended September 30, 1998 and an indefinite amount of time thereafter, GCM has voluntarily agreed to waive its management fee and/or reimburse the operating expenses to the extent necessary to ensure that the Institutional class' total operating expenses do not exceed 1.75% of the Fund's average daily net assets. Any such waiver or reimbursement will have the effect of lowering the overall expense ratio for the Institutional class and increasing the Institutional class' overall return to investors at the time any such amounts were waived and/or reimbursed.


     The Fund is currently co-managed by Charles S.
Cruice and Richard H. Gould.  Mr. Cruice has been the
President of GCM since 1989. Mr. Cruice began his career at Dean Witter Reynolds, Inc. in 1974 and joined
Friess Associates Inc., an investment management company, in 1978. Mr. Cruice holds a BA from the University of Denver. Mr. Gould has been a Vice
President of GCM since 1994.  Prior to joining GCM, Mr.
Gould was an equity analyst with PNC Investment
Management and co-managed the PNC Small Cap Growth
Fund, currently called the Compass Small Cap Growth
Fund.  Mr. Gould is a Chartered Financial Analyst and a
Chartered Market Technician. Mr. Gould received his BS in 1982 and his MBA in Finance in 1985 from The
Pennsylvania State University.


     GCM provides continuous advice and recommendations concerning the Fund's investments, and is responsible for selecting the broker-dealers who execute the portfolio transactions for the Fund. GCM provides office space for the Trust and pays the salaries, fees and expenses of all the Trust's officers and Trustees who are interested persons of GCM. In addition to providing investment advice to the Fund, GCM serves as investment advisor to pension and profit-sharing plans, and other institutional and private investors. As of February 15, 1998, GCM had approximately $450 million under management. Mr. Charles S. Cruice owns shares representing more than 51% of the voting rights of GCM.

           HOW TO PURCHASE FUND SHARES

     The minimum initial investment in the Fund's
Institutional class is $100,000. Subsequent investments in the amount of at least $1,000 may be made by mail or by wire. For individual retirement accounts ("IRAs"), the minimum initial investment is $2,000. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment should be made by check or money order drawn on a U.S.
bank, savings and loan, or credit union. Minimum investments are waived for employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Internal Revenue Code. These minimums can be changed or waived by the Fund at any time. Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

Initial Investment - Minimum $100,000

     You may purchase Institutional class shares by completing the enclosed application and mailing it along with a check or money order payable to "The
Rockland Growth Fund Institutional Class," to your securities dealer, the Distributor or the Transfer
Agent, as the case may be.  If mailing to the Transfer
Agent, please use the following address:  Firstar Trust
Company, Mutual Fund Services, P. O. Box 701,
Milwaukee, Wisconsin 53201-0701. In addition, overnight mail should be sent to the following address:
The Rockland Growth Fund, Firstar Trust Company, Mutual
Fund Services, Third Floor, 615 East Michigan Street,
Milwaukee, Wisconsin 53202. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer
Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or the Fund. Do not mail letters by overnight courier to the post office box.

     If your check does not clear, you will be charged a $20.00 service fee. You will also be responsible for any losses suffered by the Institutional class as a result. Neither cash nor third-party checks will be accepted. All applications to purchase Institutional class shares are subject to acceptance by the Fund and are not binding until so accepted. The Fund reserves the right to decline or accept a purchase order application in whole or in part.

Wire Purchases

     You may purchase Institutional class shares by wire. The following instructions should be followed when wiring funds to the Transfer Agent for the purchase of Fund shares:

          Wire to:  Firstar Bank
                    ABA Number 075000022

          Credit:   Firstar Trust Company
                    Account 112-952-137

  Further Credit:   The Rockland Growth Fund,
                    Institutional class
                    (shareholder account number)
                    (shareholder name/account registration)

Please call 1-800-497-3933 prior to wiring any funds to notify the Transfer Agent that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Telephone Purchases

     You may purchase Institutional class shares by moving money from your bank account to your Fund account. Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone transactions. To have your Institutional class shares purchased at the net asset value determined as of the close of regular trading on a given date, the Transfer Agent must receive both the purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on such date. Most transfers are completed within 3 business days.
Telephone transactions may not be used for initial purchases of Institutional class shares.

Automatic Investment Plan


     Once you have made an initial investment in the Institutional class, the Automatic Investment Plan
("AIP") allows you to make regular, systematic investments in the Fund from your bank checking or NOW account. To establish the AIP, complete the Fund's AIP application. Under the AIP, you may choose to make investments on the day of your choosing (or the next business day thereafter) from your financial institution in amounts of $250 or more. You can set up the AIP with any financial institution that is a member of the Automated Clearing House. There is no service fee for participating in the AIP. However, a service fee of $20 will be deducted from your Fund account for any AIP purchase that does not clear due to insufficient funds or, if prior to notifying the Fund in writing or by telephone to terminate the plan, you close your bank account or in any manner prevent withdrawal of funds from the designated checking or NOW account.


     The AIP is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at a regular time interval.
However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, you should consider your financial ability to continue the program through periods of low share price levels.


     Under certain circumstances (such as
discontinuation of the AIP before the Institutional class minimum initial investment is reached, or, after reaching the minimum initial investment, the account balance is reduced to less than $10,000), the Fund reserves the right to close the investor's account.
Prior to closing any account for failure to reach the minimum initial investment, the Fund will give the investor written notice and 60 days in which to reinstate the AIP or otherwise reach the minimum initial investment. You should consider your financial ability to continue in the AIP until the minimum initial investment amount is met because the Fund has the right to close an investor's account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.

Subsequent Investments - Minimum $1,000

     Additions to your account may be made by mail or by wire. When making an additional purchase by mail, enclose a check payable to "The Rockland Growth Fund
Institutional Class" along with the Additional
Investment Form provided on the lower portion of your account statement. To make an additional purchase by wire, please call 1-800-497-3933.


           DETERMINATION OF NET ASSET VALUE

     The net asset value per share for the
Institutional class is determined as of the close of trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business. Purchase orders received or shares tendered for redemption on a day the NYSE is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day.
Applications for purchase of Institutional shares and requests for redemption of Institutional shares received after the close of trading on the NYSE will be valued as of the close of trading on the next day the NYSE is open. Net asset value is calculated by taking the fair value of the Institutional class' total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks, other equity-type securities, and securities sold short are valued at the last sales price on the national securities exchange or NASDAQ on which such securities are primarily traded; provided, however, securities traded on an exchange or NASDAQ for which there were no transactions on a given day, any security sold short for which there were no transactions on a given day and securities not listed on an exchange or NASDAQ, are valued at the most recent mean between the bid and asked price. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Trustees determines that the fair market value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.

            HOW TO REDEEM SHARES

In General

     Investors may request redemption of part or all of their Institutional class shares at any time at the next determined net asset value. See "DETERMINATION OF
NET ASSET VALUE." No redemption request will become effective until all documents have been received in proper form by Firstar Trust Company. An investor should contact Firstar Trust Company for further information concerning documentation required for a redemption of Institutional class shares. The Fund normally will mail your redemption proceeds the next business day and, in any event, no later than seven business days after receipt of a redemption request in good order. However, when a purchase has been made by check, the Fund may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared; this may take up to twelve days.

     Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by the Institutional class of the broker or dealer's instruction to redeem shares. In addition, some brokers or dealers may charge a fee in connection with such redemptions.

     Investors who have an Individual Retirement
Account ("IRA") must indicate on their redemption request whether federal income tax should be withheld.
Redemption requests failing to indicate an election will be subject to withholding.

Written Redemption

     For most redemption requests, an investor need only furnish a written, unconditional request to redeem his or her Institutional class shares at net asset value to the Fund's Transfer Agent: Firstar Trust
Company, Mutual Fund Services, P. O. Box 701,
Milwaukee, Wisconsin 53201-0701. Overnight mail should be sent to The Rockland Growth Fund, Firstar Trust
Company, Mutual Fund Services, Third Floor, 615 East
Michigan Street, Milwaukee, Wisconsin 53202. Requests for redemption must be signed exactly as the Institutional class shares are registered, including the signature of each joint owner. You must also specify the number of shares or dollar amount to be redeemed. Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent charges a $12.00 service fee for wire transactions. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer
Agent's post office box, of redemption requests does not constitute receipt by the Transfer Agent or the Fund. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.

Telephone Redemption

     Institutional class shares may also be redeemed by calling the Transfer Agent at 1-800-497-3933. In order to utilize this procedure, a shareholder must have previously elected this option in writing, which election will be reflected in the records of the Transfer Agent, and the redemption proceeds must be mailed directly to the shareholder or transmitted to the shareholder's predesignated account. To change the designated account, send a written request with signature(s) guaranteed to the Transfer Agent. To change the address, call the Transfer Agent or send a written request with signature(s) guaranteed to the Transfer Agent. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact. No telephone redemptions will be allowed within 15 days of any address change. The Fund reserves the right to limit the number of telephone redemptions by an investor. Once made, telephone redemption requests may not be modified or canceled.


     The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, neither the Fund nor the Transfer Agent will be liable for any loss, cost or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. The Fund reserves the right to refuse a telephone redemption request if so advised.

Signature Guarantees

     Signature guarantees are required for: (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares; (ii) redemption requests to be mailed or wired to other than the address of record and (iii) any redemption request if a change of address request has been received by the Fund or Transfer Agent within the preceding 15 days. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others.

     Your account may be terminated by the Fund on not less than 30 days' written notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below
$10,000. Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven days of the redemption.


                  SHAREHOLDER REPORTS

     You will be provided at least semi-annually with a report showing the Fund's holdings and annually after the close of the Trust's fiscal year, which ends
September 30, with an annual report containing audited financial statements. An individual account statement will be sent to you by the Transfer Agent after each purchase or redemption of Institutional class shares as well as on a quarterly basis. You will also receive an annual statement after the end of the calendar year listing all of your transactions in Institutional class shares during such year.

     If you have questions about your account, you should call the Transfer Agent at 1-800-497-3933.
Investors who have general questions about the Fund or the Trust or desire additional information should write to The Rockland Funds Trust, P.O. Box 701, Milwaukee,
WI  53201-0701.


            INDIVIDUAL RETIREMENT ACCOUNTS



     Individuals may establish their own tax-sheltered
IRAs. The Fund offers three types of IRAs, including the Traditional IRA, that can be adopted by executing the appropriate Internal Revenue Service ("IRS") Form.


Traditional IRA


     In a Traditional IRA, amounts contributed to the IRA may be tax deductible at the time of contribution depending on whether the investor is an "active participant" in an employer-sponsored retirement plan and the investor's income. Distributions from a Traditional IRA will be taxed at distribution except to the extent that the distribution represents a return of the investor's own contributions for which the investor did not claim (or was not eligible to claim) a deduction. Distributions prior to age 59-1/2 may be subject to an additional 10% tax applicable to certain premature distributions. Distributions must commence by April 1 following the calendar year in which the investor attains age 70-1/2. Failure to begin distributions by this date (or distributions that do not equal certain minimum thresholds) may result in adverse tax consequences.


Roth IRA


     In a Roth IRA (sometimes known as the American
Dream IRA), amounts contributed to the IRA are taxed at the time of contribution, but distributions from the IRA are not subject to tax if the investor has held the IRA for certain minimum periods of time (generally, until age 59-1/2). Investors whose income exceeds certain limits are ineligible to contribute to a Roth
IRA. Distributions that do not satisfy the requirements for tax-free withdrawal are subject to income taxes (and possibly penalty taxes) to the extent that the distribution exceeds the investor's contributions to the IRA. The minimum distribution rules applicable to Traditional IRAs do not apply during the lifetime of the investor. Following the death of the investor, certain minimum distribution rules apply.


     For Traditional and Roth IRAs, the maximum annual contribution generally is equal to the lesser of $2,000 or 100% of the investor's compensation (earned income).
An individual may also contribute to a Traditional IRA or Roth IRA on behalf of his or her spouse provided that the individual has sufficient compensation (earned income).

Contributions to a Traditional IRA reduce the allowable contributions under a Roth IRA, and contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.


Education IRA


     In an Education IRA, contributions are made to an IRA maintained on behalf of a beneficiary under age 18.
The maximum annual contribution is $500 per beneficiary. The contributions are not tax deductible when made. However, if amounts are used for certain educational purposes, neither the contributor nor the beneficiary of the IRA are taxed upon distribution.
The beneficiary is subject to income (and possibly penalty taxes) on amounts withdrawn from an Education
IRA that are not used for qualified educational purposes. Investors whose income exceeds certain limits are ineligible to contribute to an Education
IRA.


     Under current IRS regulations, IRA applicants must be furnished a disclosure statement containing information specified by the IRS. Applicants generally have the right to revoke their account within seven days after receiving the disclosure statement and obtain a full refund of their contributions. The custodian may, in its discretion, hold the initial contribution uninvested until the expiration of the seven-day revocation period. The custodian does not anticipate that it will exercise its discretion but reserves the right to do so.


Simplified Employee Pension Plan


     A Traditional IRA may also be used in conjunction with a Simplified Employee Pension Plan ("SEP-IRA"). A
SEP-IRA is established through execution of Form 5305-
SEP together with a Traditional IRA established for each eligible employee. Generally, a SEP-IRA allows an employer (including a self-employed individual) to purchase shares with tax deductible contributions not exceeding annually for any one participant 15% of compensation (disregarding for this purpose compensation in excess of $160,000 per year). The
$160,000 compensation limit applies for 1998 and is adjusted periodically for cost of living increases. A number of special rules apply to SEP Plans, including a requirement that contributions generally be made on behalf of all employees of the employer (including for this purpose a sole proprietorship or partnership) who satisfy certain minimum participation requirements.


SIMPLE IRA


     An IRA may also be used in connection with a SIMPLE Plan established by the investor's employer (or by a self-employed individual). When this is done, the IRA is known as a SIMPLE IRA, although it is similar to a Traditional IRA with the exceptions described below.
Under a SIMPLE Plan, the investor may elect to have his or her employer make salary reduction contributions of up to $6,000 per year to the SIMPLE IRA. The $6,000 limit is adjusted periodically for cost of living increases. In addition, the employer will contribute certain amounts to the investor's SIMPLE IRA, either as a matching contribution to those participants who make salary reduction contributions or as a non-elective contribution to all eligible participants whether or not making salary reduction contributions. A number of special rules apply to SIMPLE Plans, including (1) a SIMPLE Plan generally is available only to employers with fewer than 100 employees; (2) contributions must be made on behalf of all employees of the employer
(other than bargaining unit employees) who satisfy certain minimum participation requirements; (3) contributions are made to a special SIMPLE IRA that is separate and apart from the other IRAs of employees;
(4) the distribution excise tax (if otherwise applicable) is increased to 25% on withdrawals during the first two years of participation in a SIMPLE IRA;
and (5) amounts withdrawn during the first two years of participation may be rolled over tax-free only into another SIMPLE IRA (and not to a Traditional IRA or to a Roth IRA). A SIMPLE IRA is established by executing
Form 5304-SIMPLE together with an IRA established for each eligible employee.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
TREATMENT

     The Trust intends to qualify for treatment as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed on a timely basis.

     For federal income tax purposes, all dividends paid by the Trust, on behalf of the Fund's
Institutional class, and net realized short-term capital gains are taxable to you as ordinary income whether reinvested or received in cash unless you are exempt from taxation or entitled to a tax deferral.
Dividends and other distributions on both classes of Fund shares are calculated at the same time and in the same manner. Dividends on Institutional class shares are expected to be higher than those on the Retail class because of the higher expenses resulting from the distribution and sales charges borne by the Retail class shares. Distributions paid by the Trust, on behalf of the Fund's Institutional class, from net realized long-term capital gains, whether received in cash or reinvested in additional shares, are taxable as such. The capital gain holding period is determined by the length of time the Institutional class has held the security and not the length of time you have held shares in the Institutional class. Investors are informed annually as to the amount and nature of all dividends and capital gains paid during the prior year.
Such gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you will not be required to pay federal income taxes on the amounts distributed to you.

     Dividends are usually paid, and capital gains, if any, are usually distributed annually in December.
When a dividend or capital gain is distributed, the Institutional class' net asset value will decrease by the amount of the payment. A dividend paid shortly after the purchase of Institutional shares will reduce the net asset value of the shares purchased by the amount of the dividend. All dividends or capital gains distributions paid on the Institutional class shares will automatically be reinvested in additional shares of the Institutional class at the then prevailing net asset value unless an investor specifically requests that either dividends or capital gains or both be paid in cash. The election to receive dividends or reinvest them may be changed by writing to the Fund at P. O. Box
701, Milwaukee, Wisconsin 53201-0701. Such notice must be received at least 10 days prior to the record date of any dividend or capital gain distribution.

     If you do not furnish the Fund with your correct social security number or taxpayer identification number, the Fund is required by federal law to withhold federal income tax at a rate of 31% from your distributions and redemption proceeds. If you do not have a social security number, you should indicate on the purchase application that an application to obtain a number is pending. The Fund will withhold taxes if a number is not delivered to the Fund within 7 days.

     This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.


                   FUND ORGANIZATION

     The Trust was organized as a Delaware business trust under Delaware law by Certificate of Trust on July 31, 1996. The Board of Trustees is authorized to issue an unlimited number of shares of beneficial interest in separate series, par value $0.001 per share, and to create classes of shares within each series. Currently the Fund is the only series of the Trust. Shares of the Retail class are offered to investors through the Fund's underwriter, subject to a $10,000 minimum initial investment and certain sales charges. Each class of shares represent interests in the assets of the Fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that the distribution fees related to the Retail class shares are borne solely by that class. If the Trust issues additional series, the assets belonging to each series of shares will be held separately by the Custodian, and in effect each series will be a separate fund.

     Each share, irrespective of series or class, is entitled to one vote on all questions, except that certain matters must be voted on separately by the series or class of shares affected, and matters affecting only one series or class are voted upon only by that series or class. All shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees if they choose to do so, and in such event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Trustees.

     The Trust will not hold annual shareholders' meetings except when required by the Investment Company
Act. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trust has adopted procedures in its Bylaws for the removal of Trustees by the shareholders.
As of January 30, 1998, Mr. Cruice owned a controlling interest in the Fund.


                     ADMINISTRATOR

     Pursuant to the Fund Administration Servicing
Agreement, Firstar Trust Company (the "Administrator"),
Mutual Fund Services, Third Floor, 615 East Michigan
Street, Milwaukee, Wisconsin 53202, prepares and files all federal and state tax returns, oversees the Fund's insurance relationships, participates in the preparation of the registration statement, proxy statements and reports, prepares compliance filings relating to the registration of the securities of the Institutional class pursuant to state securities laws, compiles data for and prepares notices to the SEC, prepares the financial statements for the annual and semi-annual reports to the SEC and current investors, monitors the Institutional class' expense accruals and performs securities valuations, monitors the Trust's status as a registered investment company under Subchapter M of the Internal Revenue Code and monitors compliance with the Fund's investment policies and restrictions, from time to time, and generally assists in the Fund's administrative operations. The
Administrator, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Fund
Administration Servicing Agreement. For the foregoing services, the Administrator receives from the Fund a fee, computed daily and payable monthly based on the Fund's average net assets at the annual rate of .06 of 1% on the Fund's average net assets, subject to an annual minimum of $50,000, plus out-of-pocket expenses.


    CUSTODIAN, TRANSFER AGENT, AND FUND ACCOUNTANT

     Firstar Trust Company, Mutual Fund Services, Third
Floor, 615 East Michigan Street, Milwaukee, Wisconsin
53202, acts as custodian of the Fund's assets and as dividend-disbursing, transfer agent and fund accountant for the Fund.


                      DISTRIBUTOR

     AmeriPrime Financial Securities, Inc. (the
"Distributor"), 1793 Kingswood Drive, Suite 200,
Southlake, Texas 76092, serves as the principal underwriter to distribute the Fund's shares. Pursuant to an Underwriting Agreement with the Fund, the Distributor will be paid an annual fee of $18,000.


           COMPARISON OF INVESTMENT RESULTS

     The Institutional class may from time to time compare its investment results to various passive indices or other mutual funds and cite such comparisons in reports to shareholders, sales literature, and advertisements. The results may be calculated on the basis of average annual total return, total return, or cumulative total return.

     Average annual total return and total return figures assume the reinvestment of all dividends and measure the net investment income generated by, and the effect of, any realized and unrealized appreciation or depreciation of the underlying investments in the Institutional class over a specified period of time.
Average annual total return figures are annualized and therefore represent the average annual percentage change over the specified period. Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period.
Cumulative total return simply reflects the Institutional class' performance over a stated period of time.

     Average annual total return, total return and cumulative total return are based upon the historical results of the Institutional class and are not necessarily representative of the future performance of the Institutional class. Additional information concerning the Institutional class' performance appears in the Statement of Additional Information.

     The Fund reserves the right to change any of its policies, practices and procedures described in this Prospectus, including the Statement of Additional Information, without shareholder approval except in those instances where shareholder approval is expressly required.

TRUSTEES

Mr. Charles Cruice
Mr. Richard Gould
Dr. Peter Utsinger
Mr. Robert Harrison
Mr. Richard Vague


OFFICERS

Mr. Charles Cruice, President
Mr. Richard Gould, Treasurer
Mr. Jeffrey Rugen, Secretary


INVESTMENT ADVISOR

Greenville Capital Management, Inc.
100 South Rockland Falls Road
Rockland, DE  19732


CUSTODIAN, ADMINISTRATOR, TRANSFER AGENT
AND DIVIDEND-DISBURSING AGENT

Firstar Trust Company
Mutual Fund Services
Third Floor
615 East Michigan Street
Milwaukee, WI  53202


INDEPENDENT ACCOUNTANTS

KPMG Peat Marwick LLP
777 E. Wisconsin Avenue
Milwaukee, WI  53202


LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 N. Water Street
Milwaukee, WI  53202

                      PROSPECTUS



                   February 20, 1998

          Greenville Capital Management, Inc.
                       Presents

               The Rockland Growth Fund
                      a Series of

               The Rockland Funds Trust

                     P. O. Box 701
            Milwaukee, Wisconsin 53201-0701

                    1-800-497-3933



The Rockland Growth Fund (the "Fund") is a series of
The Rockland Funds Trust (the "Trust"), an open-end, diversified, management investment company commonly referred to as a mutual fund. The investment objective of the Fund is to seek capital appreciation. The Fund will seek, under normal market conditions, to achieve its investment objective by investing its assets primarily in equity securities of domestic companies.
The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, Greenville Capital
Management, Inc., has been overlooked by Wall Street analysts.


This Prospectus sets forth concisely the information that you should be aware of prior to investing in the Fund's Retail shares. Two classes of shares of the Fund are currently offered to the public:
Institutional shares and Retail shares. This prospectus relates only to the Retail shares.
Information about the Institutional shares may be obtained by calling 1-800-497-3933. Please read this Prospectus carefully and retain it for future reference. Additional information regarding the Fund is included in the Statement of Additional Information dated February 20, 1998, which has been filed with the Securities and Exchange Commission and is incorporated in this Prospectus by reference. A copy of the Fund's
Statement of Additional Information is available without charge by writing to the Fund at the address listed above or by calling 1-800-497-3933.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR HAS THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

                   TABLE OF CONTENTS

                                               Page No.

SUMMARY                                                        6

SUMMARY OF FUND EXPENSES                                       7

FINANCIAL HIGHLIGHTS                                           8

INVESTMENT OBJECTIVE AND POLICIES                              9

INVESTMENT TECHNIQUES AND RISKS                                9
 IN GENERAL                                                    9
 SHORT-TERM FIXED INCOME SECURITIES                           10
 ILLIQUID SECURITIES                                          10
 ADRS                                                         10
 OPTIONS AND FUTURES TRANSACTIONS                             10
 SHORT SALES                                                  11
 REPURCHASE AGREEMENTS                                        11
 CONVERTIBLE SECURITIES                                       11
 PORTFOLIO TURNOVER                                           11

MANAGEMENT                                                    12



HOW TO PURCHASE FUND SHARES                                   12
 OFFERING PRICE                                               13
 PURCHASES AT NET ASSET VALUE                                 13
 QUANTITY DISCOUNT IN THE SALES CHARGE                        14
 INITIAL INVESTMENT - MINIMUM $10,000                         14
 WIRE PURCHASES                                               15
 TELEPHONE PURCHASES                                          15
 AUTOMATIC INVESTMENT PLAN - MINIMUM $100                     15
 SUBSEQUENT INVESTMENTS - MINIMUM $100                        16

DETERMINATION OF NET ASSET VALUE                              16

HOW TO REDEEM SHARES                                          16
 IN GENERAL                                                   16
 WRITTEN REDEMPTION                                           17
 TELEPHONE REDEMPTION                                         17
 SIGNATURE GUARANTEES                                         17

DISTRIBUTION PLAN                                             18

SHAREHOLDER REPORTS                                           18

INDIVIDUAL RETIREMENT ACCOUNTS                                18

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
TREATMENT                                                     20

FUND ORGANIZATION                                             21

ADMINISTRATOR                                                 21

CUSTODIAN, TRANSFER AGENT, AND FUND ACCOUNTANT                22

DISTRIBUTOR                                                   22

COMPARISON OF INVESTMENT RESULTS                              22


     No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This prospectus does not constitute an offer to sell securities in any state to any person to whom it is unlawful to make such offer in such state.

                             SUMMARY

Investment Objective

     The investment objective of the Fund is to seek capital appreciation. The Fund will seek to achieve its investment objective by investing its assets primarily in equity securities of domestic companies that, in the opinion of Greenville Capital Management, Inc. ("GCM"), have been overlooked by Wall Street analysts. The Fund's investments are subject to market risk and the value of its shares will fluctuate with changing market valuations of its portfolio holdings.
See "INVESTMENT OBJECTIVE AND POLICIES" and "INVESTMENT
TECHNIQUES AND RISKS."

Investment Advisor

     GCM is the investment advisor to the Fund. GCM was organized in 1989 and acts as the investment advisor to individual and institutional clients with investment portfolios of approximately $450 million.
See "MANAGEMENT."

Purchase and Redemptions

     Retail class shares of the Fund are offered at net asset value per share plus a maximum initial sales charge of 3.00% of the offering price. See "HOW TO
PURCHASE FUND SHARES." In addition, the Retail class adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the
"Investment Company Act"), which authorizes the Retail class to pay a distribution fee of up to 0.25% per annum of the Retail class' average daily net assets.
See "DISTRIBUTION PLAN." The minimum initial investment required by the Retail class is $10,000.
The minimum subsequent investment is $100. The minimum initial investment for individual retirement accounts is $2,000, and for investors using the Automatic
Investment Plan, the minimum initial investment is $100. These minimums may be changed or waived at any time at the discretion of the Fund. Retail class shares may be redeemed using either written or telephone redemption procedures at net asset value without the imposition of any redemption charges. See
"HOW TO REDEEM SHARES."

Shareholder Services

     Questions regarding the Retail shares or the Institutional shares may be directed to the Fund at the address and telephone number on the front page of this Prospectus.

               SUMMARY OF FUND EXPENSES


     The purpose of the following table is to assist you in understanding the various costs and expenses that an investor in the Retail class will bear directly
(shareholder transaction expenses) and indirectly
(annual fund operating expenses).

                       Fee Table

                                  Retail Class

     Shareholder Transaction Expenses

     Sales Load Imposed on Purchases              3.00%(1),(2)
     Sales Load Imposed on Reinvested Dividends   NONE
     Deferred Sales Load Imposed on Redemptions   NONE
     Redemption Fees                              NONE*

     Annual Fund Operating Expenses (after waivers or reimbursements) (as a percentage of average net assets)

     Management Fee                               1.00%
     12b-1 Fees                                   0.25%(2),(3)
     Other Expenses (net of reimbursement)        0.75%(4)
     TOTAL FUND OPERATING EXPENSES                2.00%(4)
      (after waivers or reimbursements)

_________________________

(1)Certain investors may be exempt from paying some or all of this load. See "HOW TO PURCHASE FUND
   SHARES."


(2)Consistent with the National Association of Securities Dealers, Inc.'s rules, it is possible that the combination of the front-end sales load and Rule 12b-1 fees could cause long-term investors of the Retail class to pay more than the economic equivalent of the maximum front-end sales charges permitted under those rules.

(3)See "DISTRIBUTION PLAN" for more details.

(4)For the period ended September 30, 1997, GCM voluntarily agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Retail
   Class' Total Operating Expenses did not exceed
   2.00% of the Fund's average daily net assets.
   Absent these reimbursements, Other Expenses and Total Fund Operating Expenses would have been 2.98% and 4.23%, respectively. GCM has voluntarily agreed to continue this waiver/reimbursement policy for the year ending September 30, 1998, and for an indefinite amount of time beyond that date. The
   Fund's management fee is higher than that paid by other similar investment companies. For additional information concerning management fees and operating expenses, see "MANAGEMENT."


* There are certain charges associated with certain services offered by the Fund, such as a service fee of $12.00 for redemptions effected via wire transfer.

                        Example

     You would pay the following expenses on a $1,000 investment, assuming (i) 5% annual return, and (ii) redemption at the end of each time period.

            1 Year    3 Years    5 Years    10 Years

             $50        $91        $135       $256

     The Example is based on the Total Fund Operating
Expenses specified in the table above. The amounts in the Example may increase absent the waivers or reimbursements. Please remember that the Example should not be considered representative of past or future expenses and that actual expenses may be greater or lesser than those shown. The assumption in the Example of a 5% annual rate of return is required by regulations of the Securities and Exchange Commission
("SEC") applicable to all mutual funds. This return is hypothetical and should not be considered representative of past or future performance of the Retail shares.


                 FINANCIAL HIGHLIGHTS


     The financial information relating to the Retail shares of the Fund during the period from December 2, 1996 (commencement of operations) to September 30, 1997 included in this table has been derived from the financial records of the Fund which have been audited by KPMG Peat Marwick LLP, the Fund's independent accountants. The table should be read in conjunction with the financial statements, related notes and auditor's report included in the Fund's Annual Report to Shareholders, which is available without charge by writing to the Fund at P.O. Box 701, Milwaukee,
Wisconsin 53201-0701, or by calling, toll-free, 1-800-497-3933.


Per Share Data:

Net asset value, beginning of period                   $10.00

Income from investment operations:
  Net investment loss (1)                              (0.15)
  Net realized and unrealized gains on investments       4.57
  Total from investment operations                       4.42

Net asset value, end of period                         $14.42

Total return (2) (3)                                   44.20%

Supplemental data and ratios:

   Net assets, end of period                         $921,991

   Ratio of operating expenses to average
    net assets(4) (5)                                   2.00%

   Ratio of net investment loss to average
    net assets(4) (5)                                 (1.36%)

   Portfolio turnover rate (6)                        204.05%

   Average commission rate paid (6)                   $0.0509
__________


(1)Net investment loss per share represents net investment loss divided by the monthly average shares of beneficial interest outstanding throughout the period December 2, 1996 through September 30, 1997.
(2)Not annualized for the period December 2, 1996 through September 30, 1997.
(3)The total return does not reflect the 3.00% front-end sales charge.
(4)Annualized for the period December 2, 1996 through September 30, 1997.
(5)Without expense reimbursements of $120,419 for the period December 2, 1996 through September 30, 1997, the ratio of operating expenses to average net assets would have been 4.23%, and the ratio of net investment loss to average net assets would have been (3.60%).
(6)Portfolio turnover and average commission rate paid are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                INVESTMENT OBJECTIVE AND POLICIES

     The Fund is the first and presently, the only series of the Trust, an open-end, diversified management company. The Fund's investment objective is to seek capital appreciation. The generation of investment income is not an investment objective and, therefore, any income earned by the Fund will be incidental to the Fund's objective. The Fund will seek, under normal market conditions, to achieve its investment objective by investing its assets primarily in equity securities of domestic companies, which include but are not limited to common stocks; preferred stocks; warrants to purchase common stocks or preferred stocks; and securities convertible into common or preferred stocks, such as convertible bonds and debentures. The Fund may, when GCM deems a more conservative approach is warranted, or pending investment or reinvestment, invest up to 35% of its total assets in short-term, fixed income securities.
For temporary, defensive purposes the Fund may invest up to 100% of its total assets in such securities.
Since the Fund's assets will, under normal market conditions, consist primarily of equity securities, the net asset value of the Retail shares may be subject to greater principal fluctuation than a portfolio containing a substantial amount of fixed income securities.

     The Fund is designed to take advantage of investment and trading opportunities that investors might not otherwise have the time, expertise or inclination to exploit themselves. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in GCM's opinion, has been overlooked by Wall Street analysts. In addition, the Fund may sell short up to 25% of its portfolio. The Fund only intends to use short positions for brief periods of time in smaller position sizes to reduce the Fund's overall risk and to increase the Fund's pool of potential investment ideas. (See "INVESTMENT
TECHNIQUES AND RISKS - Short Sales").

     When making investment decisions, GCM utilizes information and analyses from numerous sources regarding a company's sales and earnings growth;
earnings power, trends and predictability; industry, economic and political trends; relative valuation; and liquidity, to determine whether the security has the growth potential suitable for the Fund. The Fund will generally invest in companies with market capitalizations ranging from $100 million to $2 billion. The Fund is only intended to be an investment vehicle for that part of an investor's capital which can appropriately be exposed to above average risk in anticipation of greater rewards. The Fund is not designed to offer a balanced investment program suitable for all investors.

     Except for the Fund's investment objective and the investment restrictions contained in the Statement of Additional Information, the Fund's policies may be changed without a vote of the Retail class' shareholders.


            INVESTMENT TECHNIQUES AND RISKS

In General

     The Fund will not invest more than 5% of its net assets in any one of the following types of investments: preferred stocks; warrants; and securities purchased on a when-issued or delayed delivery basis. For a more extensive discussion of certain of these investments and techniques and risks associated therewith, see the Fund's Statement of Additional Information.

Short-Term Fixed Income Securities

     When GCM believes that adverse economic or market conditions justify such action, up to 100% of the Fund's assets may be held temporarily in short-term fixed-income securities, including without limitation:
U.S. government securities, including bills, notes and bonds, differing as to maturity and rate of interest, which are either issued or guaranteed by the U.S.
Treasury or by U.S. governmental agencies or instrumentalities; certificates of deposit issued against funds deposited in a U.S. bank or savings and loan association; bank time deposits, which are monies kept on deposit with U.S. banks or savings and loan associations for a stated period of time at a fixed rate of interest; bankers' acceptances which are short-term credit instruments used to finance commercial transactions; repurchase agreements entered into only with respect to obligations of the U.S. government, its agencies or instrumentalities; or commercial paper and commercial paper master notes (which are demand instruments without a fixed maturity bearing interest at rates which are fixed to known lending rates and automatically adjusted when such lending rates change) rated A-1 or better by S&P, Prime-1 or better by Moody's, Duff 2 or higher by D&P, or Fitch 2 or higher by Fitch.

Illiquid Securities

     The Fund may invest up to 10% of the value of its net assets in illiquid securities, which include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws); securities which may only be resold pursuant to Rule 144A under the Securities Act of 1933; and repurchase agreements with maturities in excess of seven days. Risks associated with restricted securities include the potential obligation to pay all or part of the registration expenses in order to sell restricted securities. A considerable period of time may elapse between the time of the decision to sell a restricted security and the time the Fund may be permitted to sell under an effective registration statement or otherwise. If, during such a period, adverse conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. The Board of Trustees of the Trust, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid. The Board of Trustees has adopted guidelines and delegated this determination to GCM.

ADRs

     The Fund may invest up to 25% of the value of its net assets in ADRs or other instruments denominated in U.S. dollars. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S.
dollars. Some institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer, including reliable financial statements.

     Investments in securities of foreign issuers involve risks which are in addition to the usual risks inherent in domestic investment. In many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards.
Other risks inherent in foreign investment include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of foreign brokers, securities markets and issuers; costs incurred in conversions between currencies; the possibility of delays in settlement in foreign securities markets; limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country); the difficulty of enforcing obligations in other countries; diplomatic developments; and political or social instability.
Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, and many foreign securities are less liquid and their prices are more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.
Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

Options and Futures Transactions

     The Fund may engage in options and futures
transactions which are sometimes referred to as
derivative transactions.   The Fund's options and
futures transactions may include instruments such as stock index options and futures contracts. Such transactions may be used for several reasons, including hedging unrealized portfolio gains. The Fund will only engage in futures and options transactions which must, pursuant to regulations promulgated by the Commodity
Futures Trading Commission (the "CFTC"), constitute bona fide hedging or other permissible risk management transactions and will not enter into such transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of the Fund's net assets. In addition, the Fund will not enter into options and futures transactions if more than 50% of the Fund's net assets would be committed to such instruments. The Fund may hold a futures or options position until its expiration, or it can close out such a position before then at current value if a liquid secondary market is available. If the Fund cannot close out a position, it may suffer a loss apart from any loss or gain experienced at the time the Fund decided to close the position. When required by guidelines of the SEC or the CFTC, the Fund will set aside permissible liquid assets in a segregated account to secure its potential obligations under its futures or options positions. Such liquid assets may include cash, U.S. government securities and high-grade liquid debt securities. The ability of the Fund to effectively use options and futures is largely dependent upon GCM's ability to correctly use such instruments which may involve different skills than are associated with securities generally. For a further discussion of options and futures transactions, please see the Statement of Additional Information.

Short Sales

     The Fund may engage in short sale transactions in securities listed on one or more national securities exchanges, or in unlisted securities. Short selling involves the sale of borrowed securities. At the time a short sale is effected, the Fund incurs an obligation to replace the borrowed security at whatever its price may be at the time the Fund purchases it for delivery to the lender. When a short sale transaction is closed out, any gain or loss on the transaction is taxable as a short term capital gain or loss. All short sales will be fully collateralized, and no short sale will be effected which would cause the aggregate market value of all securities sold short to exceed 25% of the value of the Fund's net assets. The Fund limits short sales of any one issuer's securities to 2% of the Fund's total assets and to 2% of any one class of the issuer's securities.

Repurchase Agreements

     The Fund may invest up to 25% of its net assets in repurchase agreements entered into with Federal Reserve
Bank member banks and certain non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. GCM will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
Although no definitive criteria are used, GCM reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks.

Convertible Securities

     The Fund may invest up to 25% of its net assets in securities convertible into common stocks. A convertible security entitles the holder to receive interest normally paid or accrued on the debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities, are less subject to fluctuation in value than the underlying stock, and provide the potential for capital appreciation if the market price of the underlying common stock increases.
A convertible security might be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Portfolio Turnover

     The portfolio turnover rate indicates changes in the Fund's investments. The turnover rate may vary from year to year, as well as within a year. Under normal market conditions, the Fund anticipates that its portfolio turnover rate is not expected to exceed 110% and is expected to range between 70 and 110%. The
Fund's portfolio turnover rate for the period from December 1, 1996 to September 30, 1997 was 204.05% due to compliance with the short-short test which has since been repealed. A turnover rate of 100% would occur, for example, if all of the securities held by the Fund were replaced within one year. It may be affected by sales of portfolio securities necessary to meet cash requirements for redemption of shares. In the event the Fund were to have a turnover rate of 100% or more in any year, it would result in the payment by the Fund of above average transaction costs and could result in the payment by Retail shareholders of above average amounts of taxes on realized investment gains. The
Fund's portfolio turnover rate is included under "FINANCIAL HIGHLIGHTS."


                      MANAGEMENT

     Under the laws of the State of Delaware, the Board of Trustees of the Trust is responsible for managing its business and affairs. The Trust, on behalf of the Fund, has entered into an investment advisory agreement with GCM pursuant to which GCM manages the Fund's investments and business affairs, subject to the supervision of the Trust's Board of Trustees (the
"Investment Advisory Agreement").  The Board of
Trustees also oversees duties required by applicable state and federal law.

     GCM, a growth equity capital management firm, is the investment advisor to the Fund. GCM was founded in 1989 and is located at 100 South Rockland Falls Road,
Rockland, Delaware 19732.  Under the Investment
Advisory Agreement, the Trust, on behalf of the Fund, compensates GCM for its investment advisory services at the annual rate of 1.00% of the Fund's average daily net assets. For fiscal year ended September 30, 1998 and an indefinite amount of time thereafter, GCM has voluntarily agreed to waive its management fee and/or reimburse the operating expenses to the extent necessary to ensure that the Retail class' total operating expenses do not exceed 2.00% of the Fund's average daily net assets. Any such waiver or reimbursement will have the effect of lowering the overall expense ratio for the Retail class and increasing the Retail class' overall return to investors at the time any such amounts were waived and/or reimbursed.


     The Fund is currently co-managed by Charles S.
Cruice and Richard H. Gould.  Mr. Cruice has been the
President of GCM since 1989. Mr. Cruice began his career at Dean Witter Reynolds, Inc. in 1974 and joined
Friess Associates Inc., an investment management company, in 1978. Mr. Cruice holds a BA from the University of Denver. Mr. Gould has been a Vice
President of GCM since 1994.  Prior to joining GCM, Mr.
Gould was an equity analyst with PNC Investment
Management and co-managed the PNC Small Cap Growth
Fund, currently called the Compass Small Cap Growth
Fund.  Mr. Gould is a Chartered Financial Analyst and a
Chartered Market Technician. Mr. Gould received his BS in 1982 and his MBA in Finance in 1985 from The
Pennsylvania State University.


     GCM provides continuous advice and recommendations concerning the Fund's investments, and is responsible for selecting the broker-dealers who execute the portfolio transactions for the Fund. GCM provides office space for the Trust and pays the salaries, fees and expenses of all the Trust's officers and Trustees who are interested persons of GCM. In addition to providing investment advice to the Fund, GCM serves as investment advisor to pension and profit-sharing plans, and other institutional and private investors. As of February 15, 1998, GCM had approximately $450 million under management. Mr. Charles S. Cruice owns shares representing more than 51% of the voting rights of GCM.




              HOW TO PURCHASE FUND SHARES

     Retail class shares of the Fund may be purchased at the Offering Price (as defined below) through any dealer which has entered into a sales agreement with AmeriPrime Financial Securities, Inc., in its capacity as principal underwriter of the Fund's shares (the
"Distributor"), or through the Distributor directly.
Firstar Trust Company, the Fund's transfer agent (the
"Transfer Agent"), may also accept purchase applications.

     The minimum initial investment in the Fund's
Retail class is $10,000. Subsequent investments in the amount of at least $100 may be made by mail or by wire.
For individual retirement accounts, the minimum initial investment is $2,000. For investors using the Automatic Investment Plan, the minimum investment is $100. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment should be made by check or money order drawn on a U.S.
bank, savings and loan, or credit union. Minimum investments are waived for employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Internal Revenue Code. These minimums can be changed or waived by the Fund at any time. Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

Offering Price

     Retail class shares are sold on a continual basis at the next Offering Price, which is the sum of the net asset value per share (next computed following (i) receipt of an order in proper form by a dealer, the Distributor or the Transfer Agent, as the case may be, and (ii) acceptance of such order by the Fund) and the sales charge as set forth below. Net asset value per share is calculated once daily as of the close of trading (currently 4:00 p.m., Eastern Time) on each day the New York Stock Exchange is open. See
"DETERMINATION OF NET ASSET VALUE." The sales charge imposed on purchases of Fund shares is as follows:

                       Total Sales Charge


                                   As a Percentage of    As a Percentage of    Portion of Total Offering
Amount of Sale at                  Offering Price of     Net Asset Value of    Price Retained by
Offering Price                     the Shares Purchased  the Shares Purchased  Dealers*
Less than $100,000                         3.00%                 3.09%                .00%
$100,000 but less than $250,000            2.00%                 2.04%               2.00%
$250,000 but less than $500,000            1.00%                 1.01%               1.00%
$500,000 and above               No sales charge       No sales charge     No sales charge
______________________________


* At the discretion of the Distributor, all sales charges may at times be paid to the securities dealer, if any, involved in the trade. A securities dealer which is paid all or substantially all of the sales charges may be deemed an "underwriter" under the Securities Act of 1933, as amended.

     Investors described under "Purchases at Net Asset
Value," below, may purchase shares of the Retail class without the imposition of a sales charge. In addition, no sales charge is imposed on the reinvestment of dividends or capital gains. A confirmation indicating the details of each purchase transaction will be sent to you promptly following each transaction. If a purchase order is placed through a dealer, the dealer must promptly forward the order, together with payment, to the Transfer Agent. In addition, investors described under "Quantity Discounts in the Sales
Charge," below, may purchase shares of the Retail class with reduced or waived sales charges.

Purchases at Net Asset Value

     Retail class shares may be purchased at net asset value without the imposition of a sales charge, upon the written assurance that the purchase is made for investment purposes and that the shares will not be transferred or resold except through redemption or repurchase by or on behalf of the Fund, by any of the following: (i) employee benefit plans qualified under
Section 401(k) of the Internal Revenue Code of 1986, as amended, subject to minimum requirements with respect to the number of employees or amount of purchase, which may be established by the Fund (currently, those criteria require that the employer establishing the plan have 1,000 or more eligible employees); (ii) trustees, officers, and full-time employees of the Trust, the Fund, GCM and the Distributor, and to employees and principals of related organizations and their families and certain parties related thereto, including clients and related accounts of GCM; (iii) registered securities brokers and dealers which have entered into a sales agreement with the Distributor, and their affiliates, for their investment account only; (iv) registered personnel and employees of such securities brokers and dealers referred to in (iii) above, and their spouses and family members, in accordance with the internal policies and procedures of the employing securities dealer; (v) investment advisers, financial planners and their clients who are charged a management, consulting or other fee for their services and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent; and
(vi) in connection with acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company. Please call
1-800-497-3933 for more information on purchases at net asset value.

Quantity Discount in the Sales Charge

     Right of Accumulation

     The Fund permits sales charges on Retail class shares to be reduced through rights of accumulation.
The reduced sales charges will be applicable once the accumulated value of the account has reached $100,000.
For this purpose, the dollar amount of the qualifying concurrent or subsequent purchase is added to the net asset value of any other Retail class shares owned at the time. The sales charge imposed on the Retail class shares being purchased will then be at the rate applicable to the aggregate of Retail class shares purchased. For example, if the investor held Retail class shares valued at $99,999 and purchased an additional $20,000 of shares, the sales charge for the $20,000 purchase would be at the next lower sales charge on the schedule. There can be no assurance that an investor will receive the cumulative discounts to which the investor may be entitled unless the investor or the investor's dealer makes a written request for the discount at the time of placing the purchase order.
The right of accumulation may be amended or terminated at any time. This particular privilege does not entitle an investor to any adjustment in the sales charge paid previously on purchases or shares of the Fund. If the investor knows that additional purchases will be made in the future, the investor may wish to consider executing a Letter of Intent.

     Letter of Intent

     Reduced sales charges are also available to Retail class investors who enter into a written Letter of Intent providing for the purchase of Retail class shares within a 13 month period. Retail class shares purchased within a 90 day period prior to the date of receipt of the Letter of Intent by the Fund which are still owned by the investor may also be included in determining the applicable reduction in sales charge, provided the investor or the investor's dealer notifies the Fund of the prior purchases. However, the sales charges on the shares purchased before your Letter of Intent will not be recalculated.

     A Letter of Intent permits a Retail class investor to establish an aggregate investment goal over a 13 month period. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal as a single investment.
A number of shares equaling 5% of the dollar amount of the goal stated in the Letter of Intent will be held in escrow by the Fund in the name of the investor. The initial purchase under a Letter of Intent must be equal to at least 5% of the investment goal.

     The Letter of Intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount of the investment goal. In the event the Letter of Intent goal is not achieved within the 13 month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during the period and sales charges actually paid. The Fund is authorized by the investor to liquidate a sufficient number of escrowed shares to obtain such difference. If the goal is exceeded and purchases pass the next sales charge level, the sales charge on the entire amount of the purchase that results in passing that level and on subsequent purchases will be subject to further reduced sales charges in the same manner as set forth under "Right of Accumulation," but there will be no retroactive reduction of sales charges on previous purchases. At any time while a Letter of Intent is in effect, an investor may increase the amount of the goal by written notice to the Fund. In that event, shares purchased during the previous 90 day period and still owned by the investor will be included in determining the applicable sales charge reduction. The 5% escrow and minimum purchase requirements will be applicable to the new stated goal. Investors electing to purchase
Retail class shares pursuant to a Letter of Intent should carefully read the application for Letter of Intent which is available from the Fund.

Initial Investment - Minimum $10,000

     You may purchase Retail class shares by completing the enclosed application and mailing it along with a check or money order payable to "The Rockland Growth
Fund Retail Class," to your securities dealer, the Distributor or the Transfer Agent, as the case may be.
If mailing to the Transfer Agent, please use the following address: Firstar Trust Company, Mutual Fund
Services, P. O. Box 701, Milwaukee, Wisconsin  53201-
0701. In addition, overnight mail should be sent to the following address: The Rockland Growth Fund,
Firstar Trust Company, Mutual Fund Services, Third
Floor, 615 East Michigan Street, Milwaukee, Wisconsin
53202. The Fund does not consider the U.S. Postal service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or the Fund.
Do not mail letters by overnight courier to the post office box.

     If the securities dealer you have chosen to purchase Retail class shares through has not entered into a sales agreement with the Distributor, such dealer may, nevertheless, offer to place your order for the purchase of Fund shares. Purchases made through such dealers will be affected at the Offering Price.
Such dealers may also charge a transaction fee, as determined by the dealer. That fee will be in addition to the sales charge payable by you upon purchase, and may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

     If your check does not clear, you will be charged a $20.00 service fee. You will also be responsible for any losses suffered by the Retail class as a result.
Neither cash nor third-party checks will be accepted.
All applications
to purchase Retail class shares are
subject to acceptance by the Fund and are not binding until so accepted. The Fund reserves the right to decline or accept a purchase order application in whole or in part.

Wire Purchases

     You may purchase Retail class shares by wire. The following instructions should be followed when wiring funds to the Transfer Agent for the purchase of Retail class shares:

       Wire to:  Firstar Bank
     ABA Number  075000022

        Credit:   Firstar Trust Company
        Account   112-952-137

Further Credit:   The Rockland Growth Fund,
                  Retail Class
                  (shareholder account number)
                  (shareholder name/account registration)

     Please call 1-800-497-3933 prior to wiring any funds to notify the Transfer Agent that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The
Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Telephone Purchases

     You may purchase Retail class shares by moving money from your bank account to your Fund account.
Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone transactions. To have your Retail class shares purchased at the net asset value determined as of the close of regular trading on a given date, the Transfer Agent must receive both the purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on such date. Most transfers are completed within 3 business days.
Telephone transactions may not be used for initial purchases of Retail class shares.

Automatic Investment Plan - Minimum $100


     The Automatic Investment Plan ("AIP") allows you to make regular, systematic investments in the Fund from your bank checking or NOW account. The Fund will reduce the minimum initial investment to $100 for investors using the AIP. To establish the AIP, complete the appropriate section in the Fund's application. Under certain circumstances (such as discontinuation of the AIP before the Retail class minimum initial investment is reached, or, after reaching the minimum initial investment, the account balance is reduced to less than $500), the Fund reserves the right to close the investor's account.
Prior to closing any account for failure to reach the minimum initial investment, the Fund will give the investor written notice and 60 days in which to reinstate the AIP or otherwise reach the minimum initial investment. You should consider your financial ability to continue in the AIP until the minimum initial investment amount is met because the Fund has the right to close an investor's account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.


     Under the AIP, you may choose to make investments on the day of your choosing (or the next business day thereafter) from your financial institution in amounts of $100 or more. There is no service fee for participating in the AIP. However, a service fee of $20 will be deducted from your Fund account for any AIP purchase that does not clear due to insufficient funds or, if prior to notifying the Fund in writing or by telephone to terminate the plan, you close your bank account or in any manner prevent withdrawal of funds from the designated checking or NOW account. You can set up the AIP with any financial institution that is a member of the Automated Clearing House.

     The AIP is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at a regular time interval.
However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, you should consider your financial ability to continue the program through periods of low share price levels.

Subsequent Investments - Minimum $100

     Additions to your account may be made by mail or by wire. When making an additional purchase by mail, enclose a check payable to "The Rockland Growth Fund
Retail Class" along with the Additional Investment Form provided on the lower portion of your account statement. To make an additional purchase by wire, please call 1-800-497-3933 for complete wiring instructions.


           DETERMINATION OF NET ASSET VALUE

     The net asset value per share for the Retail class is determined as of the close of trading (currently
4:00 p.m. Eastern Time) on each day the New York Stock
Exchange ("NYSE") is open for business. Purchase orders received or shares tendered for redemption on a day the NYSE is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Applications for purchase of Retail shares and requests for redemption of Retail shares received after the close of trading on the NYSE will be valued as of the close of trading on the next day the NYSE is open. Net asset value is calculated by taking the fair value of the Retail class' total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks, other equity-type securities, and securities sold short are valued at the last sales price on the national securities exchange or NASDAQ on which such securities are primarily traded; provided, however, securities traded on an exchange or NASDAQ for which there were no transactions on a given day, any security sold short for which there were no transactions on a given day and securities not listed on an exchange or NASDAQ, are valued at the most recent mean between the bid and asked price. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Trustees determines that the fair market value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.


                 HOW TO REDEEM SHARES

In General

     Investors may request redemption of part or all of their Retail class shares at any time at the next determined net asset value. See "DETERMINATION OF NET
ASSET VALUE." No redemption request will become effective until all documents have been received in proper form by Firstar Trust Company. An investor should contact Firstar Trust Company for further information concerning documentation required for a redemption of Retail class shares. The Fund normally will mail your redemption proceeds the next business day and, in any event, no later than seven business days after receipt of a redemption request in good order. However, when a purchase has been made by check, the Fund may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared; this may take up to twelve days.

     Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by the Retail class of the broker or dealer's instruction to redeem shares. In addition, some brokers or dealers may charge a fee in connection with such redemptions.

     Investors who have an Individual Retirement
Account ("IRA") must indicate on their redemption requests whether federal income tax should be withheld.
Redemption requests failing to make an election will be subject to withholding.

Written Redemption

     For most redemption requests, an investor need only furnish a written, unconditional request to redeem his or her Retail class shares at net asset value to the Fund's Transfer Agent: Firstar Trust Company,
Mutual Fund Services, P. O. Box 701, Milwaukee,
Wisconsin 53201-0701. Overnight mail should be sent to The Rockland Growth Fund, Firstar Trust Company, Mutual
Fund Services, Third Floor, 615 East Michigan Street,
Milwaukee,

Wisconsin 53202. Requests for redemption must be signed exactly as the Retail class shares are registered, including the signature of each joint owner. You must also specify the number of shares or dollar amount to be redeemed. Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent charges a $12.00 service fee for wire transactions. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer
Agent's post office box, of redemption requests does not constitute receipt by the Transfer Agent or the Fund. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.

Telephone Redemption

     Retail class shares may also be redeemed by calling the Transfer Agent at 1-800-497-3933. In order to utilize this procedure, a shareholder must have previously elected this option in writing, which election will be reflected in the records of the Transfer Agent, and the redemption proceeds must be mailed directly to the shareholder or transmitted to the shareholder's predesignated account. To change the designated account, send a written request with signature(s) guaranteed to the Transfer Agent. To change the address, call the Transfer Agent or send a written request with signature(s) guaranteed to the Transfer Agent. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact. No telephone redemptions will be allowed within 15 days of such a change. The Fund reserves the right to limit the number of telephone redemptions by an investor.
Once made, telephone redemption requests may not be modified or canceled.


     The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, neither the Fund nor the Transfer Agent will be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. The Fund reserves the right to refuse a telephone redemption request if so advised.

Signature Guarantees

     Signature guarantees are required for: (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares; (ii) redemption requests to be mailed or wired to other than the address of record and (iii) any redemption request if a change of address request has been received by the Fund or Transfer Agent within the last 15 days. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others.

     Your account may be terminated by the Fund on not less than 30 days' notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $10,000.
Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven days of the redemption.


                   DISTRIBUTION PLAN

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act (the "Plan"), which requires the Retail class to pay the Distributor a distribution fee of up to 0.25% of its average daily net assets computed on an annual basis. Under the terms of the Plan, the Distributor is authorized to, in turn, pay all or a portion of this fee to any securities dealer, financial institution or any other person (the "Recipient") who renders assistance in distributing or promoting the sale of Retail class shares pursuant to a written agreement (the "Related
Agreement"). To the extent such fee is not paid to such persons, the Distributor may use the fee for its own distribution expenses incurred in connection with the sale of the shares, although it is the Distributor's current intention to pay out all or most of the fee. A form of the Related Agreement referred to above has been approved by a majority of the Board of Trustees of the Trust, and of the members of the Board who are not "interested persons" of the Trust as defined in the Investment Company Act and who have no direct or indirect financial interest in the operation of the Plan or any related agreements (the
"Disinterested Trustees") voting separately.
Accordingly,
the Distributor may enter into Related
Agreements with securities dealers, financial institutions or other persons without further Board approval.

     Payment of the distribution fee is to be made quarterly, within 30 days after the close of the quarter for which the fee is payable, upon the Distributor forwarding to the Board of Trustees a written report of all amounts expended pursuant to the Plan; provided, however, that the aggregate payments by the Retail class under the Plan in any month to the Distributor and all Recipients may not exceed 0.25% of the Retail class' average net assets for that quarter;
and provided further that no fee may be paid in excess of the distribution expenses as set forth in the quarterly written report. Thus, the Plan does not provide for the payment of distribution fees in subsequent periods that relate to expenses incurred in prior periods.

     The Plan, and any Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Trust's Board of Trustees, and of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plan, or the Related Agreement, as applicable. In addition, the Plan, and any Related Agreement, may be terminated at any time, without penalty, by vote of a majority of the outstanding voting securities of the Retail class, or by vote of a majority of the Disinterested Trustees, on not more than sixty (60) days' written notice.


                  SHAREHOLDER REPORTS

     You will be provided at least semi-annually with a report showing the Fund's holdings and annually after the close of the Trust's fiscal year, which ends
September 30, with an annual report containing audited financial statements. An individual account statement will be sent to you by the Transfer Agent after each purchase or redemption of Retail class shares as well as on a quarterly basis. You will also receive an annual statement after the end of the calendar year listing all of your transactions in Retail class shares during such year.

     If you have questions about your account, you should call the Transfer Agent at 1-800-497-3933.
Investors who have general questions about the Fund or the Trust or desire additional information should write to The Rockland Funds Trust, P.O. Box 701, Milwaukee,
WI  53201-0701.


            INDIVIDUAL RETIREMENT ACCOUNTS



     Individuals may establish their own tax-sheltered
IRAs. The Fund offers three types of IRAs, including the Traditional IRA, that can be adopted by executing the appropriate Internal Revenue Service ("IRS") Form.


Traditional IRA


     In a Traditional IRA, amounts contributed to the IRA may be tax deductible at the time of contribution depending on whether the investor is an "active participant" in an employer-sponsored retirement plan and the investor's income. Distributions from a Traditional IRA will be taxed at distribution except to the extent that the distribution represents a return of the investor's own contributions for which the investor did not claim (or was not eligible to claim) a deduction. Distributions prior to age 59-1/2 may be subject to an additional 10% tax applicable to certain premature distributions. Distributions must commence by April 1 following the calendar year in which the investor attains age 70-1/2. Failure to begin distributions by this date (or distributions that do not equal certain minimum thresholds) may result in adverse tax consequences.


Roth IRA


     In a Roth IRA (sometimes known as the American
Dream IRA), amounts contributed to the IRA are taxed at the time of contribution, but distributions from the IRA are not subject to tax if the investor has held the IRA for certain minimum periods of time (generally, until age 59-1/2). Investors whose income exceeds certain limits are ineligible to contribute to a Roth
IRA. Distributions that do not satisfy the requirements for tax-free withdrawal are subject to income taxes (and possibly penalty taxes) to the extent that the distribution exceeds the investor's contributions to the IRA. The minimum distribution rules applicable to Traditional IRAs do not apply during the lifetime of the investor. Following the death of the investor, certain minimum distribution rules apply.

     For Traditional and Roth IRAs, the maximum annual contribution generally is equal to the lesser of $2,000 or 100% of the investor's compensation (earned income).
An individual may also contribute to a Traditional IRA or Roth IRA on behalf of his or her spouse provided that the individual has sufficient compensation (earned income). Contributions to a Traditional IRA reduce the allowable contributions under a Roth IRA, and contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.


Education IRA


     In an Education IRA, contributions are made to an IRA maintained on behalf of a beneficiary under age 18.
The maximum annual contribution is $500 per beneficiary. The contributions are not tax deductible when made. However, if amounts are used for certain educational purposes, neither the contributor nor the beneficiary of the IRA are taxed upon distribution.
The beneficiary is subject to income (and possibly penalty taxes) on amounts withdrawn from an Education
IRA that are not used for qualified educational purposes. Investors whose income exceeds certain limits are ineligible to contribute to an Education
IRA.


     Under current IRS regulations, IRA applicants must be furnished a disclosure statement containing information specified by the IRS. Applicants generally have the right to revoke their account within seven days after receiving the disclosure statement and obtain a full refund of their contributions. The custodian may, in its discretion, hold the initial contribution uninvested until the expiration of the seven-day revocation period. The custodian does not anticipate that it will exercise its discretion but reserves the right to do so.


Simplified Employee Pension Plan


     A Traditional IRA may also be used in conjunction with a Simplified Employee Pension Plan ("SEP-IRA"). A
SEP-IRA is established through execution of Form 5305-
SEP together with a Traditional IRA established for each eligible employee. Generally, a SEP-IRA allows an employer (including a self-employed individual) to purchase shares with tax deductible contributions not exceeding annually for any one participant 15% of compensation (disregarding for this purpose compensation in excess of $160,000 per year). The
$160,000 compensation limit applies for 1998 and is adjusted periodically for cost of living increases. A number of special rules apply to SEP Plans, including a requirement that contributions generally be made on behalf of all employees of the employer (including for this purpose a sole proprietorship or partnership) who satisfy certain minimum participation requirements.


SIMPLE IRA


     An IRA may also be used in connection with a SIMPLE Plan established by the investor's employer (or by a self-employed individual). When this is done, the IRA is known as a SIMPLE IRA, although it is similar to a Traditional IRA with the exceptions described below.
Under a SIMPLE Plan, the investor may elect to have his or her employer make salary reduction contributions of up to $6,000 per year to the SIMPLE IRA. The $6,000 limit is adjusted periodically for cost of living increases. In addition, the employer will contribute certain amounts to the investor's SIMPLE IRA, either as a matching contribution to those participants who make salary reduction contributions or as a non-elective contribution to all eligible participants whether or not making salary reduction contributions. A number of special rules apply to SIMPLE Plans, including (1) a SIMPLE Plan generally is available only to employers with fewer than 100 employees; (2) contributions must be made on behalf of all employees of the employer
(other than bargaining unit employees) who satisfy certain minimum participation requirements; (3) contributions are made to a special SIMPLE IRA that is separate and apart from the other IRAs of employees;
(4) the distribution excise tax (if otherwise applicable) is increased to 25% on withdrawals during the first two years of participation in a SIMPLE IRA;
and (5) amounts withdrawn during the first two years of participation may be rolled over tax-free only into another SIMPLE IRA (and not to a Traditional IRA or to a Roth IRA). A SIMPLE IRA is established by executing
Form 5304-SIMPLE together with an IRA established for each eligible employee.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
TREATMENT

     The Trust intends to qualify for treatment as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed on a timely basis.

     For federal income tax purposes, all dividends paid by the Trust, on behalf of the Fund's Retail class, and net realized short-term capital gains are taxable to you as ordinary income whether reinvested or received in cash unless you are exempt from taxation or entitled to a tax deferral. Dividends and other distributions on both classes of Fund shares are calculated at the same time and in the same manner.
Dividends on Institutional class shares are expected to be higher than those on the Retail class because of the higher expenses resulting from the distribution and sales charges borne by the Retail class shares.
Distributions paid by the Trust, on behalf of the Fund's Retail class, from net realized long-term capital gains, whether received in cash or reinvested in additional shares, are taxable as such. The capital gain holding period is determined by the length of time the Fund has held the security and not the length of time you have held shares in the Retail class.
Investors are informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you will not be required to pay federal income taxes on the amounts distributed to you.

     Dividends are usually paid, and capital gains, if any, are usually distributed annually in December.
When a dividend or capital gain is distributed, the Retail class' net asset value will decrease by the amount of the payment. A dividend paid shortly after the purchase of Retail shares will reduce the net asset value of the shares purchased by the amount of the dividend. All dividends or capital gains distributions paid on the Retail class shares will automatically be reinvested in additional shares of the Retail class at the then prevailing net asset value unless an investor specifically requests that either dividends or capital gains or both be paid in cash. The election to receive dividends or reinvest them may be changed by writing to the Fund at P.O. Box 701, Milwaukee, Wisconsin 53201-
0701. Such notice must be received at least 10 days prior to the record date of any dividend or capital gain distribution.

     If you do not furnish the Fund with your correct social security number or taxpayer identification number, the Fund is required by federal law to withhold federal income tax at a rate of 31% from your distributions and redemption proceeds. If you do not have a social security number, you should indicate on the purchase application that an application to obtain a number is pending. The Fund will withhold taxes if a number is not delivered to the Fund within 7 days.

     This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.


                   FUND ORGANIZATION

     The Trust was organized as a Delaware business trust under Delaware law by Certificate of Trust on July 31, 1996. The Board of Trustees is authorized to issue an unlimited number of shares of beneficial interest in separate series, par value $0.001 per share, and to create classes of shares within each series. Currently the Fund is the only series of the Trust. Shares of the Institutional class are offered to investors subject to a $100,000 minimum initial investment. Each class of shares represent interests in the assets of the Fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that the distribution fees related to the Retail class shares are borne solely by that class. If the Trust issues additional series, the assets belonging to each series of shares will be held separately by the Custodian, and in effect each series will be a separate fund.

     Each share, irrespective of series or class, is entitled to one vote on all questions, except that certain matters must be voted on separately by the series or class of shares affected, and matters affecting only one series or class are voted upon only by that series or class. All shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees if they choose to do so, and in such event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Trustees.

     The Trust will not hold annual shareholders' meetings except when required by the Investment Company
Act of 1940. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trust has adopted procedures in its Bylaws for the removal of Trustees by the shareholders.
As of January 30, 1998, Mr. Cruice owned a controlling interest in the Fund.


                     ADMINISTRATOR

     Pursuant to the Fund Administration Servicing
Agreement, Firstar Trust Company (the "Administrator"),
Mutual Fund Services, Third Floor, 615 East Michigan
Street, Milwaukee, Wisconsin 53202, prepares and files all federal and state tax returns, oversees the Fund's insurance relationships, participates in the preparation of the registration statement, proxy statements and reports, prepares compliance filings relating to the registration of the securities of the Retail class pursuant to state securities laws, compiles data for and prepares notices to the SEC, prepares the financial statements for the annual and semi-annual reports to the SEC and current investors, monitors the Retail class' expense accruals and performs securities valuations, monitors the Trust's status as a registered investment company under Subchapter M of the Internal Revenue Code and monitors compliance with the Fund's investment policies and restrictions, from time to time, and generally assists in the Fund's administrative operations. The
Administrator, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Fund
Administration Servicing Agreement. For the foregoing services, the Administrator receives from the Fund a fee, computed daily and payable monthly based on the Fund's average net assets at the annual rate of .06 of 1% on the Fund's average net assets, subject to an annual minimum of $50,000, plus out-of-pocket expenses.


    CUSTODIAN, TRANSFER AGENT, AND FUND ACCOUNTANT

     Firstar Trust Company, Mutual Fund Services, Third
Floor, 615 East Michigan Street, Milwaukee, Wisconsin
53202, acts as custodian of the Fund's assets and as dividend-disbursing, transfer agent, and fund accountant for the Fund.


                      DISTRIBUTOR

     AmeriPrime Financial Securities, Inc. (the
"Distributor"), 1793 Kingswood Drive, Suite 200,
Southlake, Texas 76092, serves as the principal underwriter to distribute the Fund's shares. Pursuant to an Underwriting Agreement with the Fund, the Distributor will be paid an annual fee of $18,000.
Pursuant to the Distribution Plan adopted by the Retail class pursuant to Rule 12b-1 (the "Plan"), certain distribution and shareholder servicing fees may be paid to the Distributor. Under the Plan, the Retail class may be required to pay the Distributor distribution and shareholder servicing fees for the promotion and distribution of shares and for personal services provided to shareholders of up to 0.25% annually of the Retail class' average daily net assets. The
Distributor is authorized to, in turn, pay all or a portion of these fees to any registered securities dealer, financial institution or other person
("Recipient") who renders assistance in distributing or promoting the sale of Retail class shares, or who provides certain shareholder services to Fund shareholders, pursuant to a written agreement (the
"Related Agreement"). To the extent such fee is not paid to such persons, the Distributor may use the fee for its own distribution expenses incurred in connection with the sale of Fund shares, or for any of its shareholder servicing expenses.


     Payment of the distribution and servicing fees is to be made quarterly, within 30 days after the close of the quarter for which the fee is payable, after the Distributor forwards to the Board of Trustees a written report of all amounts expensed pursuant to the Plan;
provided, however, that the aggregate payments by the Retail class under the Plan to the Distributor and all Recipients currently may not exceed 0.25% of the Retail class' average net assets for the quarter; and provided further that no fee may be paid in excess of the distribution expenses as set forth in the quarterly written report. Thus, the Plan does not provide for the payment of distribution fees in subsequent periods that relate to expenses incurred in prior periods.


     The Plan, including a form of the Related
Agreement, has been approved by a majority of the Board of Trustees, and of the Disinterested Trustees voting separately.

     The Plan, and any Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Fund's Board of Trustees, and of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plan, or the Related Agreement, as applicable. In addition, the Plan, and any Related Agreement, may be terminated at any time, without penalty, by vote of a majority of the outstanding securities of the Retail class, or by vote of a majority of Disinterested Trustees, on not more than sixty (60) days' written notice.


           COMPARISON OF INVESTMENT RESULTS

     The Retail class may from time to time compare its investment results to various passive indices or other mutual funds and cite such comparisons in reports to shareholders, sales literature, and advertisements.
The results may be calculated on the basis of average annual total return, total return, or cumulative total return.

     Average annual total return and total return figures assume the reinvestment of all dividends and measure the net investment income generated by, and the effect of, any realized and unrealized appreciation or depreciation of the underlying investments in the Retail class over a specified period of time. Average annual total return figures are annualized and therefore represent the average annual percentage change over the specified period. Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period.
Cumulative total return simply reflects the Retail class' performance over a stated period of time.

     Average annual total return, total return and cumulative total return are based upon the historical results of the Retail class and are not necessarily representative of the future performance of the Retail class. Additional information concerning the Retail class' performance appears in the Statement of Additional Information.



     The Fund reserves the right to change any of its policies, practices and procedures described in this Prospectus, including the Statement of Additional Information, without shareholder approval except in those instances where shareholder approval is expressly required.

     TRUSTEES

     Mr. Charles Cruice
     Mr. Richard Gould
     Dr. Peter Utsinger
     Mr. Richard Vague
     Mr. Robert Harrison


OFFICERS

Mr. Charles Cruice, President
Mr. Richard Gould, Treasurer
Mr. Jeffrey Rugen, Secretary


INVESTMENT ADVISOR

Greenville Capital Management, Inc.
100 South Rockland Falls Road
Rockland, DE  19732


CUSTODIAN, ADMINISTRATOR, TRANSFER AGENT
AND DIVIDEND-DISBURSING AGENT

Firstar Trust Company
Mutual Fund Services
Third Floor
615 East Michigan Street
Milwaukee, WI  53202


INDEPENDENT ACCOUNTANTS

KPMG Peat Marwick LLP
777 E. Wisconsin Avenue
Milwaukee, WI  53202


LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 N. Water Street
Milwaukee, WI  53202

          STATEMENT OF ADDITIONAL INFORMATION

               The Rockland Growth Fund
                      a series of
               The Rockland Funds Trust
                     sponsored by
          Greenville Capital Management, Inc.

                     P. O. Box 701
            Milwaukee, Wisconsin 53201-0701
                    1-800-497-3933


     This Statement of Additional Information is not  a
prospectus  and  should be read in conjunction  with  a
Retail   or  Institutional  class  Prospectus  of   The
Rockland  Growth  Fund (the "Fund"), a  series  of  The
Rockland  Funds Trust (the "Trust") dated February  20,
1998.   Requests for copies of either Prospectus should
be made by writing to the Fund at the address listed above or by calling 1-800-497-3933.



   This Statement of Additional Information is dated
                  February 20, 1998.

               THE ROCKLAND GROWTH FUND


                   TABLE OF CONTENTS


                                                         Page No.

INVESTMENT RESTRICTIONS                                       4

INVESTMENT POLICIES AND TECHNIQUES                            5
 ILLIQUID SECURITIES                                          5
 SHORT-TERM FIXED INCOME SECURITIES                           6
 HEDGING STRATEGIES                                           7
   GENERAL DESCRIPTION OF HEDGING STRATEGIES                  7
   GENERAL LIMITATIONS ON FUTURES AND OPTION                  7
   TRANSACTIONS                                               7
   ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS           8
   PURCHASING PUT AND CALL OPTIONS                            8
   STOCK INDEX OPTIONS                                        10
   SHORT SALES AND WRITING COVERED CALL AND PUT
   OPTIONS                                                    11
   CERTAIN CONSIDERATIONS REGARDING OPTIONS                   12
   FEDERAL TAX TREATMENT OF OPTIONS                           12
   FUTURES CONTRACTS                                          12
   OPTIONS ON FUTURES                                         14
   FEDERAL TAX TREATMENT OF FUTURES CONTRACTS                 15
 WARRANTS                                                     16
 WHEN-ISSUED SECURITIES                                       16
 REPURCHASE OBLIGATIONS                                       16



TRUSTEES AND OFFICERS OF THE TRUST                            17

PRINCIPAL SHAREHOLDERS                                        18

INVESTMENT ADVISOR                                            18

UNDERWRITER                                                   19

DISTRIBUTION PLAN                                             19
 DESCRIPTION OF PLAN                                          19
 ANTICIPATED BENEFITS TO THE RETAIL CLASS                     20

PORTFOLIO TRANSACTIONS AND BROKERAGE                          20

CUSTODIAN                                                     21

TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT                  22

TAXES                                                         22

DETERMINATION OF NET ASSET VALUE                              22

SHAREHOLDER MEETINGS                                          22

PERFORMANCE INFORMATION                                       23

INDEPENDENT ACCOUNTANTS                                       25

FINANCIAL STATEMENTS                                          25

APPENDIX                                                     A-1


     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN
THOSE CONTAINED IN THIS STATEMENT OF ADDITIONAL
INFORMATION AND EACH PROSPECTUS DATED FEBRUARY 20,
1998, AND IF GIVEN OR MADE, SUCH INFORMATION OR
REPRESENTATIONS MAY NOT BE RELIED UPON AS HAVING BEEN
AUTHORIZED BY THE FUND.

     THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT
CONSTITUTE AN OFFER TO SELL SECURITIES.

                INVESTMENT RESTRICTIONS

     THE INVESTMENT OBJECTIVE OF THE ROCKLAND GROWTH
FUND (THE "FUND") IS TO SEEK CAPITAL APPRECIATION.  THE
FUND'S INVESTMENT OBJECTIVE AND POLICIES ARE DESCRIBED
IN DETAIL IN THE PROSPECTUSES FOR ITS TWO CLASSES OF
SHARES UNDER THE CAPTION "INVESTMENT OBJECTIVE AND
POLICIES."  THE FOLLOWING IS A COMPLETE LIST OF THE
FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS WHICH CANNOT
BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

     THE FUND MAY NOT:

          1.  WITH RESPECT TO 75% OF ITS TOTAL ASSETS,
     PURCHASE SECURITIES OF ANY ISSUER (EXCEPT
     SECURITIES OF THE U.S. GOVERNMENT OR ANY AGENCY OR
     INSTRUMENTALITY THEREOF) IF, AS A RESULT, (I) MORE
     THAN 5% OF THE FUND'S TOTAL ASSETS WOULD BE
     INVESTED IN THE SECURITIES OF THAT ISSUER, OR (II)
     THE FUND WOULD HOLD MORE THAN 10% OF THE
     OUTSTANDING VOTING SECURITIES OF THAT ISSUER.

          2.  BORROW MONEY, EXCEPT THAT THE FUND MAY
     (I) BORROW MONEY FROM BANKS FOR TEMPORARY OR
     EMERGENCY PURPOSES (BUT NOT FOR LEVERAGE OR THE
     PURCHASE OF INVESTMENTS) AND (II) MAKE OTHER
     INVESTMENTS OR ENGAGE IN OTHER TRANSACTIONS
     PERMISSIBLE UNDER THE INVESTMENT COMPANY ACT OF
     1940 WHICH MAY INVOLVE A BORROWING, PROVIDED THAT
     THE COMBINATION OF (I) AND (II) SHALL NOT EXCEED
     33 1/3% OF THE VALUE OF THE FUND'S TOTAL ASSETS
     (INCLUDING THE AMOUNT BORROWED), LESS THE FUND'S
     LIABILITIES (OTHER THAN BORROWINGS).

          3.  ACT AS AN UNDERWRITER OF ANOTHER ISSUER'S
     SECURITIES, EXCEPT TO THE EXTENT THAT THE FUND MAY
     BE DEEMED TO BE AN UNDERWRITER WITHIN THE MEANING
     OF THE SECURITIES ACT OF 1933 IN CONNECTION WITH
     THE PURCHASE AND SALE OF PORTFOLIO SECURITIES.

          4.  MAKE LOANS TO OTHER PERSONS, EXCEPT
     THROUGH (I) THE PURCHASE OF INVESTMENTS
     PERMISSIBLE UNDER THE FUND'S INVESTMENT POLICIES,
     (II) REPURCHASE AGREEMENTS, OR (III) THE LENDING
     OF PORTFOLIO SECURITIES, PROVIDED THAT NO SUCH
     LOAN OF PORTFOLIO SECURITIES MAY BE MADE BY THE
     FUND IF, AS A RESULT, THE AGGREGATE OF SUCH LOANS
     WOULD EXCEED 33 1/3% OF THE VALUE OF THE FUND'S
     TOTAL ASSETS.

          5.  PURCHASE OR SELL PHYSICAL COMMODITIES
     UNLESS ACQUIRED AS A RESULT OF OWNERSHIP OF
     SECURITIES OR OTHER INSTRUMENTS (BUT THIS SHALL
     NOT PREVENT THE FUND FROM PURCHASING OR SELLING
     OPTIONS, FUTURES CONTRACTS, OR OTHER DERIVATIVE
     INSTRUMENTS, OR FROM INVESTING IN SECURITIES OR
     OTHER INSTRUMENTS BACKED BY PHYSICAL COMMODITIES).

          6.  PURCHASE OR SELL REAL ESTATE UNLESS
     ACQUIRED AS A RESULT OF OWNERSHIP OF SECURITIES OR
     OTHER INSTRUMENTS (BUT THIS SHALL NOT PROHIBIT THE
     FUND FROM PURCHASING OR SELLING SECURITIES OR
     OTHER INSTRUMENTS BACKED BY REAL ESTATE OR OF
     ISSUERS ENGAGED IN REAL ESTATE ACTIVITIES).

          7.  ISSUE SENIOR SECURITIES, EXCEPT AS
     PERMITTED UNDER THE INVESTMENT COMPANY ACT OF
     1940.

          8.  PURCHASE THE SECURITIES OF ANY ISSUER IF,
     AS A RESULT,  MORE THAN 25% OF THE FUND'S TOTAL
     ASSETS WOULD BE INVESTED IN THE SECURITIES OF
     ISSUERS WHOSE PRINCIPAL BUSINESS ACTIVITIES ARE IN
     THE SAME INDUSTRY.

     WITH THE EXCEPTION OF THE INVESTMENT RESTRICTION
SET OUT IN ITEM 2 ABOVE, IF A PERCENTAGE RESTRICTION IS
ADHERED TO AT THE TIME OF INVESTMENT, A LATER INCREASE
IN PERCENTAGE RESULTING FROM A CHANGE IN MARKET VALUE
OF THE INVESTMENT OR THE TOTAL ASSETS WILL NOT
CONSTITUTE A VIOLATION OF THAT RESTRICTION.

     THE FOLLOWING INVESTMENT LIMITATIONS MAY BE
CHANGED BY THE TRUST'S BOARD OF TRUSTEES WITHOUT
SHAREHOLDER APPROVAL.

     THE FUND MAY NOT:

          1.  SELL MORE THAN 25% OF THE FUND'S ASSETS
     SHORT, UNLESS THE FUND OWNS OR HAS THE RIGHT TO
     OBTAIN SECURITIES EQUIVALENT IN KIND AND AMOUNT TO
     THE SECURITIES SOLD SHORT, AND PROVIDED THAT
     TRANSACTIONS IN OPTIONS, FUTURES CONTRACTS,
     OPTIONS ON FUTURES CONTRACTS, OR OTHER DERIVATIVE
     INSTRUMENTS ARE NOT DEEMED TO CONSTITUTE SELLING
     SECURITIES SHORT.

          2.  PURCHASE SECURITIES ON MARGIN, EXCEPT
     THAT THE FUND MAY OBTAIN SUCH SHORT-TERM CREDITS
     AS ARE NECESSARY FOR THE CLEARANCE OF
     TRANSACTIONS; AND PROVIDED THAT MARGIN DEPOSITS IN
     CONNECTION WITH FUTURES

     CONTRACTS, OPTIONS ON
     FUTURES CONTRACTS, OR OTHER DERIVATIVE INSTRUMENTS
     SHALL NOT CONSTITUTE PURCHASING SECURITIES ON
     MARGIN.

          3.  PLEDGE, MORTGAGE OR HYPOTHECATE ANY
     ASSETS OWNED BY THE FUND EXCEPT AS MAY BE
     NECESSARY IN CONNECTION WITH PERMISSIBLE
     BORROWINGS OR INVESTMENTS AND THEN SUCH PLEDGING,
     MORTGAGING, OR HYPOTHECATING MAY NOT EXCEED 33
     1/3% OF THE FUND'S TOTAL ASSETS AT THE TIME OF THE
     BORROWING OR INVESTMENT.



          4.  INVEST IN ILLIQUID SECURITIES IF, AS A
     RESULT OF SUCH INVESTMENT, MORE THAN 10% OF THE
     FUND'S NET ASSETS WOULD BE INVESTED IN ILLIQUID
     SECURITIES.


          5.  PURCHASE SECURITIES OF OPEN-END OR CLOSED-
     END INVESTMENT COMPANIES EXCEPT IN COMPLIANCE WITH
     THE INVESTMENT COMPANY ACT OF 1940 AND APPLICABLE
     STATE LAW.


          6.  ENTER INTO FUTURES CONTRACTS OR RELATED
     OPTIONS IF MORE THAN 50% OF THE FUND'S NET ASSETS
     WOULD BE REPRESENTED BY FUTURES CONTRACTS OR MORE
     THAN 5% OF THE FUND'S NET ASSETS WOULD BE
     COMMITTED TO INITIAL MARGIN DEPOSITS AND PREMIUMS
     ON FUTURES CONTRACTS AND RELATED OPTIONS.


          7.  INVEST IN DIRECT INTERESTS IN OIL, GAS OR
     OTHER MINERAL EXPLORATION PROGRAMS OR LEASES;
     HOWEVER, THE FUND MAY INVEST IN THE SECURITIES OF
     ISSUERS THAT ENGAGE IN THESE ACTIVITIES.


          8.  PURCHASE SECURITIES WHEN BORROWINGS
     EXCEED 5% OF ITS TOTAL ASSETS.


               INVESTMENT POLICIES AND TECHNIQUES

     THE FOLLOWING INFORMATION SUPPLEMENTS THE
DISCUSSION OF THE FUND'S INVESTMENT OBJECTIVE,
POLICIES, AND TECHNIQUES THAT ARE DESCRIBED IN THE
PROSPECTUSES UNDER THE CAPTIONS "INVESTMENT OBJECTIVE
AND POLICIES" AND "INVESTMENT TECHNIQUES AND RISKS."

ILLIQUID SECURITIES

     THE FUND MAY INVEST UP TO 10% OF ITS NET ASSETS IN
ILLIQUID SECURITIES (I.E., SECURITIES THAT ARE NOT
READILY MARKETABLE).  FOR PURPOSES OF THIS RESTRICTION,
ILLIQUID SECURITIES INCLUDE RESTRICTED SECURITIES
(SECURITIES THE DISPOSITION OF WHICH IS RESTRICTED
UNDER THE FEDERAL SECURITIES LAWS).  THE BOARD OF
TRUSTEES OR ITS DELEGATE HAS THE ULTIMATE AUTHORITY TO
DETERMINE, TO THE EXTENT PERMISSIBLE UNDER THE FEDERAL
SECURITIES LAWS, WHICH SECURITIES ARE LIQUID OR
ILLIQUID FOR PURPOSES OF THIS 10% LIMITATION.  CERTAIN
SECURITIES EXEMPT FROM REGISTRATION OR ISSUED IN
TRANSACTIONS EXEMPT FROM REGISTRATION UNDER THE
SECURITIES ACT OF 1933, AS AMENDED (THE "SECURITIES
ACT"), INCLUDING SECURITIES THAT MAY BE RESOLD PURSUANT
TO RULE 144A UNDER THE SECURITIES ACT, MAY BE
CONSIDERED LIQUID.  THE BOARD OF TRUSTEES OF THE TRUST
HAS DELEGATED TO GREENVILLE CAPITAL MANAGEMENT, INC.
("GCM") THE DAY-TO-DAY DETERMINATION OF THE LIQUIDITY
OF ANY RULE 144A SECURITY, ALTHOUGH IT HAS RETAINED
OVERSIGHT AND ULTIMATE RESPONSIBILITY FOR SUCH
DETERMINATIONS.  ALTHOUGH NO DEFINITIVE LIQUIDITY
CRITERIA ARE USED, THE BOARD OF TRUSTEES HAS DIRECTED
GCM TO LOOK TO SUCH FACTORS AS (I) THE NATURE OF THE
MARKET FOR A SECURITY (INCLUDING THE INSTITUTIONAL
PRIVATE RESALE MARKET), (II) THE TERMS OF CERTAIN
SECURITIES OR OTHER INSTRUMENTS ALLOWING FOR THE
DISPOSITION TO A THIRD PARTY OR THE ISSUER THEREOF
(E.G., CERTAIN REPURCHASE OBLIGATIONS AND DEMAND
INSTRUMENTS), (III) THE AVAILABILITY OF MARKET
QUOTATIONS (E.G., FOR SECURITIES QUOTED IN THE PORTAL
SYSTEM), AND (IV) OTHER PERMISSIBLE RELEVANT FACTORS.

     RESTRICTED SECURITIES MAY BE SOLD ONLY IN
PRIVATELY NEGOTIATED TRANSACTIONS OR IN A PUBLIC
OFFERING WITH RESPECT TO WHICH A REGISTRATION STATEMENT
IS IN EFFECT UNDER THE SECURITIES ACT.  WHERE
REGISTRATION IS REQUIRED, THE FUND MAY BE OBLIGATED TO
PAY ALL OR PART OF THE REGISTRATION EXPENSES AND A
CONSIDERABLE PERIOD MAY ELAPSE BETWEEN THE TIME OF THE
DECISION TO SELL AND THE TIME THE FUND MAY BE PERMITTED
TO SELL A SECURITY UNDER AN EFFECTIVE REGISTRATION
STATEMENT. IF, DURING SUCH A PERIOD, ADVERSE MARKET
CONDITIONS WERE TO DEVELOP, THE FUND MIGHT OBTAIN A
LESS FAVORABLE PRICE THAN PREVAILED WHEN IT DECIDED TO
SELL.  RESTRICTED SECURITIES WILL BE PRICED AT FAIR
VALUE AS DETERMINED IN GOOD FAITH BY THE BOARD OF
TRUSTEES OF THE TRUST.  IF THROUGH THE APPRECIATION OF
RESTRICTED SECURITIES OR THE DEPRECIATION OF
UNRESTRICTED SECURITIES, THE FUND SHOULD BE IN A
POSITION WHERE MORE THAN 10% OF THE VALUE OF ITS NET
ASSETS ARE INVESTED IN ILLIQUID SECURITIES, INCLUDING
RESTRICTED SECURITIES WHICH ARE NOT READILY MARKETABLE,
THE FUND WILL TAKE SUCH STEPS AS IS DEEMED ADVISABLE,
IF ANY, TO PROTECT LIQUIDITY.

SHORT-TERM FIXED INCOME SECURITIES

     THE FUND MAY INVEST UP TO 100% OF ITS ASSETS IN
SHORT-TERM FIXED INCOME SECURITIES, INCLUDING WITHOUT
LIMITATION, THE FOLLOWING:

          1.  U.S. GOVERNMENT SECURITIES, INCLUDING
     BILLS, NOTES AND BONDS DIFFERING AS TO MATURITY
     AND RATES OF INTEREST, WHICH ARE EITHER ISSUED OR
     GUARANTEED BY THE U.S. TREASURY OR BY U.S.
     GOVERNMENT AGENCIES OR INSTRUMENTALITIES.  U.S.
     GOVERNMENT AGENCY SECURITIES INCLUDE SECURITIES
     ISSUED BY (A) THE FEDERAL HOUSING ADMINISTRATION,
     FARMERS HOME ADMINISTRATION, EXPORT-IMPORT BANK OF
     THE UNITED STATES, SMALL BUSINESS ADMINISTRATION,
     AND THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION,
     WHOSE SECURITIES ARE SUPPORTED BY THE FULL FAITH
     AND CREDIT OF THE UNITED STATES; (B) THE FEDERAL
     HOME LOAN BANKS, FEDERAL INTERMEDIATE CREDIT
     BANKS, AND THE TENNESSEE VALLEY AUTHORITY, WHOSE
     SECURITIES ARE SUPPORTED BY THE RIGHT OF THE
     AGENCY TO BORROW FROM THE U.S. TREASURY; (C) THE
     FEDERAL NATIONAL MORTGAGE ASSOCIATION, WHOSE
     SECURITIES ARE SUPPORTED BY THE DISCRETIONARY
     AUTHORITY OF THE U.S. GOVERNMENT TO PURCHASE
     CERTAIN OBLIGATIONS OF THE AGENCY OR
     INSTRUMENTALITY; AND (D) THE STUDENT LOAN
     MARKETING ASSOCIATION, THE INTER-AMERICAN
     DEVELOPMENT BANK, AND THE INTERNATIONAL BANK FOR
     RECONSTRUCTION AND DEVELOPMENT, WHOSE SECURITIES
     ARE SUPPORTED ONLY BY THE CREDIT OF SUCH AGENCIES.
     WHILE THE U.S. GOVERNMENT PROVIDES FINANCIAL
     SUPPORT TO SUCH U.S. GOVERNMENT-SPONSORED AGENCIES
     OR INSTRUMENTALITIES, NO ASSURANCE CAN BE GIVEN
     THAT IT ALWAYS WILL DO SO SINCE IT IS NOT SO
     OBLIGATED BY LAW.  THE U.S. GOVERNMENT, ITS
     AGENCIES, AND INSTRUMENTALITIES DO NOT GUARANTEE
     THE MARKET VALUE OF THEIR SECURITIES, AND
     CONSEQUENTLY, THE VALUE OF SUCH SECURITIES MAY
     FLUCTUATE.

          2.  CERTIFICATES OF DEPOSIT ISSUED AGAINST
     FUNDS DEPOSITED IN A BANK OR SAVINGS AND LOAN
     ASSOCIATION. SUCH CERTIFICATES ARE FOR A DEFINITE
     PERIOD OF TIME, EARN A SPECIFIED RATE OF RETURN,
     AND ARE NORMALLY NEGOTIABLE.  IF SUCH CERTIFICATES
     OF DEPOSIT ARE NON-NEGOTIABLE, THEY WILL BE
     CONSIDERED ILLIQUID SECURITIES AND BE SUBJECT TO
     THE FUND'S 10% RESTRICTION ON INVESTMENTS IN
     ILLIQUID SECURITIES.  PURSUANT TO THE CERTIFICATE
     OF DEPOSIT, THE ISSUER AGREES TO PAY THE AMOUNT
     DEPOSITED PLUS INTEREST TO THE BEARER OF THE
     CERTIFICATE ON THE DATE SPECIFIED THEREON.  UNDER
     CURRENT FDIC REGULATIONS, THE MAXIMUM INSURANCE
     PAYABLE AS TO ANY ONE CERTIFICATE OF DEPOSIT IS
     $100,000; THEREFORE, CERTIFICATES OF DEPOSIT
     PURCHASED BY THE FUND WILL NOT GENERALLY BE FULLY
     INSURED.

          3.  BANKERS' ACCEPTANCES WHICH ARE SHORT-TERM
     CREDIT INSTRUMENTS USED TO FINANCE COMMERCIAL
     TRANSACTIONS.  GENERALLY, AN ACCEPTANCE IS A TIME
     DRAFT DRAWN ON A BANK BY AN EXPORTER OR AN
     IMPORTER TO OBTAIN A STATED AMOUNT OF FUNDS TO PAY
     FOR SPECIFIC MERCHANDISE.  THE DRAFT IS THEN
     "ACCEPTED" BY A BANK THAT, IN EFFECT,
     UNCONDITIONALLY GUARANTEES TO PAY THE FACE VALUE
     OF THE INSTRUMENT ON ITS MATURITY DATE.  THE
     ACCEPTANCE MAY THEN BE HELD BY THE ACCEPTING BANK
     AS AN ASSET OR IT MAY BE SOLD IN THE SECONDARY
     MARKET AT THE GOING RATE OF INTEREST FOR A
     SPECIFIC MATURITY.

          4.  REPURCHASE AGREEMENTS WHICH INVOLVE
     PURCHASES OF DEBT SECURITIES.  IN SUCH A
     TRANSACTION, AT THE TIME THE FUND PURCHASES THE
     SECURITY, IT SIMULTANEOUSLY AGREES TO RESELL AND
     REDELIVER THE SECURITY TO THE SELLER, WHO ALSO
     SIMULTANEOUSLY AGREES TO BUY BACK THE SECURITY AT
     A FIXED PRICE AND TIME.  THIS ASSURES A
     PREDETERMINED YIELD FOR THE FUND DURING ITS
     HOLDING PERIOD SINCE THE RESALE PRICE IS ALWAYS
     GREATER THAN THE PURCHASE PRICE AND REFLECTS AN
     AGREED-UPON MARKET RATE.  SUCH TRANSACTIONS AFFORD
     AN OPPORTUNITY FOR THE FUND TO INVEST TEMPORARILY
     AVAILABLE CASH.  THE FUND MAY ENTER INTO
     REPURCHASE AGREEMENTS ONLY WITH RESPECT TO
     OBLIGATIONS OF THE U.S. GOVERNMENT, ITS AGENCIES
     OR INSTRUMENTALITIES; CERTIFICATES OF DEPOSIT; OR
     BANKERS ACCEPTANCES IN WHICH THE FUND MAY INVEST.
     REPURCHASE AGREEMENTS MAY BE CONSIDERED LOANS TO
     THE SELLER, COLLATERALIZED BY THE UNDERLYING
     SECURITIES.  THE RISK TO THE FUND IS LIMITED TO
     THE ABILITY OF THE SELLER TO PAY THE AGREED-UPON
     SUM ON THE REPURCHASE DATE; IN THE EVENT OF
     DEFAULT, THE REPURCHASE AGREEMENT PROVIDES THAT
     THE FUND IS ENTITLED TO SELL THE UNDERLYING
     COLLATERAL.  IF THE VALUE OF THE COLLATERAL
     DECLINES AFTER THE AGREEMENT IS ENTERED INTO,
     HOWEVER, AND IF THE SELLER DEFAULTS UNDER A
     REPURCHASE AGREEMENT WHEN THE VALUE OF THE
     UNDERLYING COLLATERAL IS LESS THAN THE REPURCHASE
     PRICE, THE FUND COULD INCUR A LOSS OF BOTH
     PRINCIPAL AND INTEREST.  GCM MONITORS THE VALUE OF
     THE COLLATERAL AT THE TIME THE TRANSACTION IS
     ENTERED INTO AND AT ALL TIMES DURING THE TERM OF
     THE REPURCHASE AGREEMENT.  GCM DOES SO IN AN
     EFFORT TO DETERMINE THAT THE VALUE OF THE
     COLLATERAL ALWAYS EQUALS OR EXCEEDS THE AGREED-
     UPON REPURCHASE PRICE TO BE PAID TO THE FUND. IF
     THE SELLER WERE TO BE SUBJECT TO A FEDERAL
     BANKRUPTCY PROCEEDING, THE ABILITY OF THE FUND TO
     LIQUIDATE THE COLLATERAL COULD BE DELAYED OR
     IMPAIRED BECAUSE OF CERTAIN PROVISIONS OF THE
     BANKRUPTCY LAWS.

          5.  BANK TIME DEPOSITS, WHICH ARE MONIES KEPT
     ON DEPOSIT WITH BANKS OR SAVINGS AND LOAN
     ASSOCIATIONS FOR A STATED PERIOD OF TIME AT A
     FIXED RATE OF INTEREST.  THERE MAY BE PENALTIES
     FOR THE EARLY WITHDRAWAL OF SUCH TIME DEPOSITS, IN
     WHICH CASE THE YIELDS OF THESE INVESTMENTS WILL BE
     REDUCED.

          6.  COMMERCIAL PAPER, WHICH ARE SHORT-TERM
     UNSECURED PROMISSORY NOTES, INCLUDING VARIABLE
     RATE MASTER DEMAND NOTES ISSUED BY CORPORATIONS TO
     FINANCE THEIR CURRENT OPERATIONS.  MASTER DEMAND
     NOTES ARE DIRECT LENDING ARRANGEMENTS BETWEEN THE
     FUND AND THE CORPORATION.  THERE IS NO SECONDARY
     MARKET FOR THE NOTES.  HOWEVER, THEY ARE
     REDEEMABLE BY THE FUND AT ANY TIME.  GCM WILL
     CONSIDER THE FINANCIAL CONDITION OF THE
     CORPORATION (E.G., EARNING POWER, CASH FLOW, AND
     OTHER LIQUIDITY RATIOS) AND WILL CONTINUOUSLY
     MONITOR THE CORPORATION'S ABILITY TO MEET ALL OF
     ITS FINANCIAL OBLIGATIONS, BECAUSE THE FUND'S
     LIQUIDITY MIGHT BE IMPAIRED IF THE CORPORATION
     WERE UNABLE TO PAY PRINCIPAL AND INTEREST ON
     DEMAND.  INVESTMENTS IN COMMERCIAL PAPER WILL BE
     LIMITED TO COMMERCIAL PAPER RATED IN THE TWO
     HIGHEST CATEGORIES BY A MAJOR RATING AGENCY OR
     UNRATED COMMERCIAL PAPER WHICH IS, IN THE OPINION
     OF GCM, OF COMPARABLE QUALITY.

HEDGING STRATEGIES

     GENERAL DESCRIPTION OF HEDGING STRATEGIES

     THE FUND MAY ENGAGE IN HEDGING ACTIVITIES IN THE
FUTURE WITHOUT OBTAINING SHAREHOLDER APPROVAL.  GCM MAY
CAUSE THE FUND TO UTILIZE A VARIETY OF FINANCIAL
INSTRUMENTS, INCLUDING OPTIONS, FUTURES CONTRACTS
(SOMETIMES REFERRED TO AS "FUTURES") AND OPTIONS ON
FUTURES CONTRACTS TO ATTEMPT TO HEDGE THE FUND'S
PORTFOLIO.

     HEDGING INSTRUMENTS ON SECURITIES GENERALLY ARE
USED TO HEDGE AGAINST PRICE MOVEMENTS IN ONE OR MORE
PARTICULAR SECURITIES POSITIONS THAT THE FUND OWNS OR
INTENDS TO ACQUIRE.  HEDGING INSTRUMENTS ON STOCK
INDICES, IN CONTRAST, GENERALLY ARE USED TO HEDGE
AGAINST PRICE MOVEMENTS IN BROAD EQUITY MARKET SECTORS
IN WHICH THE FUND HAS INVESTED OR EXPECTS TO INVEST.
THE USE OF HEDGING INSTRUMENTS IS SUBJECT TO APPLICABLE
REGULATIONS OF THE SECURITIES AND EXCHANGE COMMISSION
(THE "SEC"), THE SEVERAL OPTIONS AND FUTURES EXCHANGES
UPON WHICH THEY ARE TRADED, THE COMMODITY FUTURES
TRADING COMMISSION (THE "CFTC") AND VARIOUS STATE
REGULATORY AUTHORITIES.  IN ADDITION, THE FUND'S
ABILITY TO USE HEDGING INSTRUMENTS WILL BE LIMITED BY
TAX CONSIDERATIONS.

     GENERAL LIMITATIONS ON FUTURES AND OPTIONS
TRANSACTIONS

     THE FUND HAS FILED A NOTICE OF ELIGIBILITY FOR
EXCLUSION FROM THE DEFINITION OF THE TERM "COMMODITY
POOL OPERATOR" WITH THE CFTC AND THE NATIONAL FUTURES
ASSOCIATION, WHICH REGULATE TRADING IN THE FUTURES
MARKETS.  PURSUANT TO SECTION 4.5 OF THE REGULATIONS
UNDER THE COMMODITIES EXCHANGE ACT (THE "CEA"), THE
NOTICE OF ELIGIBILITY FOR THE FUND INCLUDES THE
FOLLOWING REPRESENTATION THAT THE FUND WILL USE FUTURES
CONTRACTS AND RELATED OPTIONS SOLELY FOR BONA FIDE
HEDGING PURPOSES WITHIN THE MEANING OF CFTC
REGULATIONS, PROVIDED THAT THE FUND MAY HOLD OTHER
POSITIONS IN FUTURES CONTRACTS AND RELATED OPTIONS THAT
DO NOT FALL WITHIN THE DEFINITION OF BONA FIDE HEDGING
TRANSACTIONS IF AGGREGATE INITIAL MARGINS AND PREMIUMS
PAID DO NOT EXCEED 5% OF THE NET ASSET VALUE OF THE
FUND.  IN ADDITION, THE FUND WILL NOT ENTER INTO
FUTURES CONTRACTS AND FUTURES OPTIONS TRANSACTIONS IF
MORE THAN 50% OF ITS NET ASSETS WOULD BE COMMITTED TO
SUCH INSTRUMENTS  THE FUND WILL NOT PURCHASE OR WRITE
OVER-THE-COUNTER OPTIONS.

     THE FOREGOING LIMITATIONS ARE NOT FUNDAMENTAL
POLICIES OF THE FUND AND MAY BE CHANGED WITHOUT
SHAREHOLDER APPROVAL AS REGULATORY AGENCIES PERMIT.
VARIOUS EXCHANGES AND REGULATORY AUTHORITIES HAVE
UNDERTAKEN REVIEWS OF OPTIONS AND FUTURES TRADING IN
LIGHT OF MARKET VOLATILITY.  AMONG THE POSSIBLE
TRANSACTIONS THAT HAVE BEEN PRESENTED ARE PROPOSALS TO
ADOPT NEW OR MORE STRINGENT DAILY PRICE FLUCTUATION
LIMITS FOR FUTURES AND OPTIONS TRANSACTIONS AND
PROPOSALS TO INCREASE THE MARGIN REQUIREMENTS FOR
VARIOUS TYPES OF FUTURES TRANSACTIONS.

     ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS

     THE FUND WILL COMPLY WITH REGULATORY REQUIREMENTS
OF THE SEC AND THE CFTC WITH RESPECT TO COVERAGE OF
OPTIONS AND FUTURES POSITIONS BY REGISTERED INVESTMENT
COMPANIES AND, IF THE GUIDELINES SO REQUIRE, WILL SET
ASIDE CASH AND/OR LIQUID ASSETS PERMITTED BY THE SEC
AND CFTC IN A SEGREGATED CUSTODIAL ACCOUNT IN THE
AMOUNT PRESCRIBED.  SECURITIES HELD IN A SEGREGATED
ACCOUNT CANNOT BE SOLD WHILE THE FUTURES OR OPTIONS
POSITION IS OUTSTANDING, UNLESS REPLACED WITH OTHER
PERMISSIBLE ASSETS AND WILL BE MARKED-TO-MARKET DAILY.

     PURCHASING PUT AND CALL OPTIONS

     PUT OPTIONS.  THE FUND MAY PURCHASE PUT OPTIONS.
AS THE HOLDER OF A PUT OPTION, THE FUND WOULD HAVE THE
RIGHT TO SELL THE UNDERLYING SECURITY AT THE EXERCISE
PRICE AT ANY TIME DURING THE OPTION PERIOD.  THE FUND
MAY ENTER INTO CLOSING SALE TRANSACTIONS WITH RESPECT
TO SUCH OPTIONS, EXERCISE THEM OR PERMIT THEM TO
EXPIRE.  THE FUND MAY PURCHASE PUT OPTIONS FOR
DEFENSIVE PURPOSES IN ORDER TO PROTECT AGAINST AN
ANTICIPATED DECLINE IN THE VALUE OF ITS SECURITIES OR
TO PROFIT FROM A DECLINE IN THE VALUE OF SECURITIES IT
DOES NOT OWN.  THIS PROTECTION IS PROVIDED ONLY DURING
THE EXERCISE PERIOD.  FOR EXAMPLE, THE FUND MAY
PURCHASE A PUT OPTION TO PROTECT UNREALIZED
APPRECIATION OF A SECURITY WHERE GCM DEEMS IT DESIRABLE
TO CONTINUE TO HOLD THE SECURITY BECAUSE OF TAX
CONSIDERATIONS.  THE PREMIUM PAID FOR THE PUT OPTION
AND ANY TRANSACTION COSTS WOULD REDUCE ANY CAPITAL GAIN
OTHERWISE AVAILABLE FOR DISTRIBUTION WHEN THE SECURITY
IS EVENTUALLY SOLD.

     THE FUND MAY ALSO PURCHASE PUT OPTIONS AT A TIME
WHEN THE FUND DOES NOT OWN THE UNDERLYING SECURITY.  BY
PURCHASING PUT OPTIONS ON A SECURITY IT DOES NOT OWN,
THE FUND SEEKS TO BENEFIT FROM A DECLINE IN THE MARKET
PRICE OF THE UNDERLYING SECURITY.  IF THE PUT OPTION IS
NOT SOLD WHEN IT HAS REMAINING VALUE, AND IF THE MARKET
PRICE OF THE UNDERLYING SECURITY REMAINS EQUAL TO OR
GREATER THAN THE EXERCISE PRICE DURING THE LIFE OF THE
PUT OPTION, THE FUND WILL LOSE ITS ENTIRE INVESTMENT IN
THE PUT OPTION.  IN ORDER FOR THE PURCHASE OF A PUT
OPTION TO BE PROFITABLE, THE MARKET PRICE OF THE
UNDERLYING SECURITY MUST DECLINE SUFFICIENTLY BELOW THE
EXERCISE PRICE TO COVER THE PREMIUM AND TRANSACTION
COSTS, UNLESS THE PUT OPTION IS SOLD IN A CLOSING SALE
TRANSACTION.

     THE PREMIUM PAID BY THE FUND WHEN PURCHASING A PUT
OPTION WILL BE RECORDED AS AN ASSET OF THE FUND AND
WILL BE ADJUSTED DAILY TO THE OPTION'S CURRENT MARKET
VALUE, WHICH WILL BE THE LATEST SALE PRICE AT THE TIME
AT WHICH THE NET ASSET VALUE PER SHARE OF THE FUND IS
COMPUTED (CLOSE OF THE NEW YORK STOCK EXCHANGE), OR, IN
THE ABSENCE OF SUCH SALE, THE LATEST BID PRICE.  THIS
ASSET WILL BE TERMINATED UPON EXERCISE, THE SELLING
(WRITING) OF AN IDENTICAL OPTION IN A CLOSING ACTION,
OR THE DELIVERY OF THE UNDERLYING SECURITY UPON THE
EXERCISE OF THE OPTION.

     CALL OPTIONS.  THE FUND MAY PURCHASE CALL OPTIONS.
AS THE HOLDER OF A CALL OPTION, THE FUND WOULD HAVE THE
RIGHT TO PURCHASE THE UNDERLYING SECURITY AT THE
EXERCISE PRICE AT ANY TIME DURING THE EXERCISE PERIOD.
THE FUND MAY ENTER INTO CLOSING SALE TRANSACTIONS WITH
RESPECT TO SUCH OPTIONS, EXERCISE THEM OR PERMIT THEM
TO EXPIRE.  THE FUND MAY PURCHASE CALL OPTIONS FOR THE
PURPOSE OF HEDGING AGAINST A POSSIBLE INCREASE IN THE
PRICE OF SECURITIES AT A TIME WHEN THE FUND HAS A
SIGNIFICANT CASH POSITION.  THE FUND MAY ALSO PURCHASE
CALL OPTIONS IN ORDER TO ACQUIRE THE UNDERLYING
SECURITIES.

     THE FUND MAY PURCHASE CALL OPTIONS ON UNDERLYING
SECURITIES OWNED BY IT.  A CALL OPTION MAY BE PURCHASED
WHEN TAX CONSIDERATIONS MAKE IT INADVISABLE TO REALIZE
GAINS THROUGH A CLOSING PURCHASE TRANSACTION.  CALL
OPTIONS MAY ALSO BE PURCHASED AT TIMES TO AVOID
REALIZING LOSSES THAT WOULD RESULT IN A REDUCTION OF
THE FUND'S CURRENT RETURN.  FOR EXAMPLE, WHERE THE FUND
HAS WRITTEN A CALL OPTION ON AN UNDERLYING SECURITY
HAVING A CURRENT MARKET VALUE BELOW THE PRICE AT WHICH
SUCH SECURITY WAS PURCHASED BY THE FUND, AN INCREASE IN
THE MARKET PRICE WOULD RESULT IN THE EXERCISE OF THE
CALL OPTION WRITTEN BY THE FUND AND THE REALIZATION OF
A LOSS ON THE UNDERLYING SECURITY WITH THE SAME
EXERCISE PRICE AND EXPIRATION DATE AS THE OPTION
PREVIOUSLY WRITTEN.

     CALL OPTIONS MAY ALSO BE PURCHASED BY THE FUND FOR
THE PURPOSE OF ACQUIRING THE UNDERLYING SECURITIES FOR
ITS PORTFOLIO.  UTILIZED IN THIS FASHION, THE PURCHASE
OF CALL OPTIONS ENABLES THE FUND TO ACQUIRE THE
SECURITIES AT THE EXERCISE PRICE OF THE CALL OPTION
PLUS THE PREMIUM PAID.  AT TIMES THE NET COST OF
ACQUIRING SECURITIES IN THIS MANNER MAY BE LESS THAN
THE COST OF ACQUIRING SECURITIES DIRECTLY; THE NET COST
MAY ALSO EXCEED THE COST OF ACQUIRING SECURITIES
DIRECTLY.  THIS TECHNIQUE MAY ALSO BE USEFUL TO THE
FUND IN PURCHASING A LARGE BLOCK OF SECURITIES THAT
WOULD BE MORE DIFFICULT TO ACQUIRE BY DIRECT MARKET
PURCHASES.  SO LONG AS THE FUND HOLDS SUCH A CALL
OPTION RATHER THAN THE UNDERLYING SECURITY ITSELF THE
FUND IS PARTIALLY PROTECTED FROM ANY UNEXPECTED DECLINE
IN THE MARKET PRICE OF THE UNDERLYING SECURITY AND IN
SUCH EVENT COULD ALLOW THE CALL OPTION TO EXPIRE,
INCURRING A LOSS ONLY TO THE EXTENT OF THE PREMIUM PAID
FOR THE OPTION.

     STOCK INDEX OPTIONS

     THE FUND MAY (I) PURCHASE STOCK INDEX OPTIONS FOR
ANY PURPOSE, (II) SELL STOCK INDEX OPTIONS IN ORDER TO
CLOSE OUT EXISTING POSITIONS, AND/OR (III) WRITE
COVERED OPTIONS ON STOCK INDEXES FOR HEDGING PURPOSES.
STOCK INDEX OPTIONS ARE PUT OPTIONS AND CALL OPTIONS ON
VARIOUS STOCK INDEXES.  IN MOST RESPECTS, THEY ARE
IDENTICAL TO LISTED OPTIONS ON COMMON STOCKS.  THE
PRIMARY DIFFERENCE BETWEEN STOCK OPTIONS AND INDEX
OPTIONS OCCURS WHEN INDEX OPTIONS ARE EXERCISED.  IN
THE CASE OF STOCK OPTIONS, THE UNDERLYING SECURITY,
COMMON STOCK, IS DELIVERED.  HOWEVER, UPON THE EXERCISE
OF AN INDEX OPTION, SETTLEMENT DOES NOT OCCUR BY
DELIVERY OF THE SECURITIES COMPRISING THE INDEX.  THE
OPTION HOLDER WHO EXERCISES THE INDEX OPTION RECEIVES
AN AMOUNT OF CASH IF THE CLOSING LEVEL OF THE STOCK
INDEX UPON WHICH THE OPTION IS BASED IS

GREATER THAN,
IN THE CASE OF A CALL, OR LESS THAN, IN THE CASE OF A
PUT, THE EXERCISE PRICE OF THE OPTION.  THIS AMOUNT OF
CASH IS EQUAL TO THE DIFFERENCE BETWEEN THE CLOSING
PRICE OF THE STOCK INDEX AND THE EXERCISE PRICE OF THE
OPTION EXPRESSED IN DOLLARS TIMES A SPECIFIED MULTIPLE.

     A STOCK INDEX FLUCTUATES WITH CHANGES IN THE
MARKET VALUES OF THE STOCKS INCLUDED IN THE INDEX.  FOR
EXAMPLE, SOME STOCK INDEX OPTIONS ARE BASED ON A BROAD
MARKET INDEX, SUCH AS THE STANDARD & POOR'S 500 OR THE
VALUE LINE COMPOSITE INDEX OR A NARROWER MARKET INDEX,
SUCH AS THE STANDARD & POOR'S 100.  INDEXES MAY ALSO BE
BASED ON AN INDUSTRY OR MARKET SEGMENT, SUCH AS THE
AMEX OIL AND GAS INDEX OR THE COMPUTER AND BUSINESS
EQUIPMENT INDEX.  OPTIONS ON STOCK INDEXES ARE
CURRENTLY TRADED ON THE FOLLOWING EXCHANGES:  THE
CHICAGO BOARD OPTIONS EXCHANGE, THE NEW YORK STOCK
EXCHANGE, THE AMERICAN STOCK EXCHANGE, THE PACIFIC
STOCK EXCHANGE, AND THE PHILADELPHIA STOCK EXCHANGE.

     THE FUND WILL SELL (WRITE) STOCK INDEX OPTIONS FOR
HEDGING PURPOSES OR IN ORDER TO CLOSE OUT POSITIONS IN
STOCK INDEX OPTIONS WHICH THE FUND HAS PURCHASED.  THE
FUND MAY ONLY WRITE COVERED OPTIONS.  THE FUND MAY
COVER A CALL OPTION ON A STOCK INDEX IT WRITES BY, FOR
EXAMPLE, HAVING A PORTFOLIO OF SECURITIES WHICH
APPROXIMATELY CORRELATES WITH THE STOCK INDEX.

     PUT OPTIONS MAY BE PURCHASED IN ORDER TO HEDGE
AGAINST AN ANTICIPATED DECLINE IN STOCK MARKET PRICES
THAT MIGHT ADVERSELY AFFECT THE VALUE OF THE FUND'S
PORTFOLIO SECURITIES OR IN AN ATTEMPT TO CAPITALIZE ON
AN ANTICIPATED DECLINE IN STOCK MARKET PRICES.  IF THE
FUND PURCHASES A PUT OPTION ON A STOCK INDEX, THE
AMOUNT OF THE PAYMENT IT RECEIVES UPON EXERCISING THE
OPTION DEPENDS ON THE EXTENT OF ANY DECLINE IN THE
LEVEL OF THE STOCK INDEX BELOW THE EXERCISE PRICE.
SUCH PAYMENTS WOULD TEND TO OFFSET A DECLINE IN THE
VALUE OF THE FUND'S PORTFOLIO SECURITIES.  IF, HOWEVER,
THE LEVEL OF THE STOCK INDEX INCREASES AND REMAINS
ABOVE THE EXERCISE PRICE WHILE THE PUT OPTION IS
OUTSTANDING, THE FUND WILL NOT BE ABLE TO PROFITABLY
EXERCISE THE OPTION AND WILL LOSE THE AMOUNT OF THE
PREMIUM AND ANY TRANSACTION COSTS.  SUCH LOSS MAY BE
OFFSET BY AN INCREASE IN THE VALUE OF THE FUND'S
PORTFOLIO SECURITIES.

     CALL OPTIONS ON STOCK INDEXES MAY BE PURCHASED IN
ORDER TO PARTICIPATE IN AN ANTICIPATED INCREASE IN
STOCK MARKET PRICES OR TO HEDGE AGAINST HIGHER PRICES
FOR SECURITIES THAT THE FUND INTENDS TO BUY IN THE
FUTURE.  IF THE FUND PURCHASES A CALL OPTION ON A STOCK
INDEX, THE AMOUNT OF THE PAYMENT IT RECEIVES UPON
EXERCISING THE OPTION DEPENDS ON THE EXTENT OF ANY
INCREASE IN THE LEVEL OF THE STOCK INDEX ABOVE THE
EXERCISE PRICE.  SUCH PAYMENTS WOULD IN EFFECT ALLOW
THE FUND TO BENEFIT FROM STOCK MARKET APPRECIATION EVEN
THOUGH IT MAY NOT HAVE HAD SUFFICIENT CASH TO PURCHASE
THE UNDERLYING STOCKS.  SUCH PAYMENTS MAY ALSO OFFSET
INCREASES IN THE PRICE OF STOCKS THAT THE FUND INTENDS
TO PURCHASE.  IF, HOWEVER, THE LEVEL OF THE STOCK INDEX
DECLINES AND REMAINS BELOW THE EXERCISE PRICE WHILE THE
CALL OPTION IS OUTSTANDING, THE FUND WILL NOT BE ABLE
TO EXERCISE THE OPTION PROFITABLY AND WILL LOSE THE
AMOUNT OF THE PREMIUM AND TRANSACTION COSTS.  SUCH LOSS
MAY BE OFFSET BY A REDUCTION IN THE PRICE THE FUND PAYS
TO BUY ADDITIONAL SECURITIES FOR ITS PORTFOLIO.

     THE FUND'S USE OF STOCK INDEX OPTIONS IS SUBJECT
TO CERTAIN RISKS.  SUCCESSFUL USE BY THE FUND OF
OPTIONS ON STOCK INDEXES WILL BE SUBJECT TO THE ABILITY
OF THE FUND'S INVESTMENT ADVISOR TO CORRECTLY PREDICT
MOVEMENTS IN THE DIRECTIONS OF THE STOCK MARKET.  THIS
REQUIRES DIFFERENT SKILLS AND TECHNIQUES THAN
PREDICTING CHANGES IN THE PRICES OF INDIVIDUAL
SECURITIES.  IN ADDITION, THE FUND'S ABILITY TO
EFFECTIVELY HEDGE ALL OR A PORTION OF THE SECURITIES IN
ITS PORTFOLIO, IN ANTICIPATION OF OR DURING A MARKET
DECLINE THROUGH TRANSACTIONS IN PUT OPTIONS ON STOCK
INDEXES, DEPENDS ON THE DEGREE TO WHICH PRICE MOVEMENTS
IN THE UNDERLYING INDEX CORRELATE WITH THE PRICE
MOVEMENTS IN THE FUND'S PORTFOLIO SECURITIES.  INASMUCH
AS THE FUND'S PORTFOLIO SECURITIES WILL NOT DUPLICATE
THE COMPONENTS OF AN INDEX, THE CORRELATION WILL NOT BE
PERFECT.  CONSEQUENTLY, THE FUND WILL BEAR THE RISK
THAT THE PRICES OF ITS PORTFOLIO SECURITIES BEING
HEDGED WILL NOT MOVE IN THE SAME AMOUNT AS THE PRICES
OF THE FUND'S PUT OPTIONS ON THE STOCK INDEXES.  IT IS
ALSO POSSIBLE THAT THERE MAY BE A NEGATIVE CORRELATION
BETWEEN THE INDEX AND THE FUND'S PORTFOLIO SECURITIES
WHICH WOULD RESULT IN A LOSS ON BOTH SUCH PORTFOLIO
SECURITIES AND THE OPTIONS ON STOCK INDEXES ACQUIRED BY
THE FUND.

     THE HOURS OF TRADING FOR OPTIONS MAY NOT CONFORM
TO THE HOURS DURING WHICH THE UNDERLYING SECURITIES ARE
TRADED.  TO THE EXTENT THAT THE OPTIONS MARKETS CLOSE
BEFORE THE MARKETS FOR THE UNDERLYING SECURITIES,
SIGNIFICANT PRICE AND RATE MOVEMENTS CAN TAKE PLACE IN
THE UNDERLYING MARKETS THAT CANNOT BE REFLECTED IN THE
OPTIONS MARKETS.  THE PURCHASE OF OPTIONS IS A HIGHLY
SPECIALIZED ACTIVITY WHICH INVOLVES INVESTMENT
TECHNIQUES AND RISKS DIFFERENT FROM THOSE ASSOCIATED
WITH ORDINARY PORTFOLIO SECURITIES TRANSACTIONS.  THE
PURCHASE OF STOCK INDEX OPTIONS INVOLVES THE RISK THAT
THE PREMIUM AND TRANSACTION COSTS PAID BY THE FUND IN
PURCHASING AN OPTION WILL BE LOST AS A RESULT OF
UNANTICIPATED MOVEMENTS IN PRICES OF THE SECURITIES
COMPRISING THE STOCK INDEX ON WHICH THE OPTION IS
BASED.

     SHORT SALES AND WRITING COVERED CALL AND PUT
OPTIONS

     SHORT SALES.  THE FUND MAY SEEK TO REALIZE GAINS
THROUGH SHORT SALE TRANSACTIONS IN SECURITIES LISTED ON
ONE OR MORE NATIONAL SECURITIES EXCHANGES OR ON NASDAQ.
SHORT SELLING INVOLVES THE SALE OF BORROWED SECURITIES.
AT THE TIME A SHORT SALE IS EFFECTED THE FUND INCURS AN
OBLIGATION TO REPLACE THE SECURITY BORROWED AT WHATEVER
ITS PRICE MAY BE AT THE TIME THAT THE FUND PURCHASES IT
FOR DELIVERY TO THE LENDER.  WHEN A SHORT SALE
TRANSACTION IS CLOSED OUT BY DELIVERY OF THE
SECURITIES, ANY GAIN OR LOSS ON THE TRANSACTION IS
TAXABLE AS A SHORT TERM CAPITAL GAIN OR LOSS.  SINCE
SHORT SELLING CAN RESULT IN PROFITS WHEN STOCK PRICES
GENERALLY DECLINE, THE FUND IN THIS MANNER, CAN, TO A
CERTAIN EXTENT, HEDGE THE MARKET RISK TO THE VALUE OF
ITS OTHER INVESTMENTS AND PROTECT ITS EQUITY IN A
DECLINING MARKET.  HOWEVER, THE FUND COULD, AT ANY
GIVEN TIME, SUFFER BOTH A LOSS ON THE PURCHASE OR
RETENTION OF ONE SECURITY, IF THAT SECURITY SHOULD
DECLINE IN VALUE, AND A LOSS ON A SHORT SALE OF ANOTHER
SECURITY, IF THE SECURITY SOLD SHORT SHOULD INCREASE IN
VALUE.  MOREOVER, TO THE EXTENT THAT IN A GENERALLY
RISING MARKET THE FUND MAINTAINS SHORT POSITIONS IN
SECURITIES RISING WITH THE MARKET, THE NET ASSET VALUE
OF THE FUND WOULD BE EXPECTED TO INCREASE TO A LESSER
EXTENT THAN THE NET ASSET VALUE OF AN INVESTMENT
COMPANY THAT DOES NOT ENGAGE IN SHORT SALES.


     COVERED CALL OPTIONS.  THE FUND MAY WRITE (SELL)
COVERED CALL OPTIONS AND PURCHASE OPTIONS TO CLOSE OUT
OPTIONS PREVIOUSLY WRITTEN BY THE FUND.  THE PURPOSE OF
WRITING COVERED CALL OPTIONS IS TO REDUCE THE EFFECT OF
PRICE FLUCTUATIONS OF THE SECURITIES OWNED BY THE FUND
(AND INVOLVED IN THE OPTIONS) ON THE FUND'S NET ASSET
VALUE PER SHARE. ALTHOUGH PREMIUMS MAY BE GENERATED
THROUGH THE USE OF COVERED CALL OPTIONS, GCM DOES NOT
CONSIDER THE PREMIUMS WHICH MAY BE GENERATED AS THE
PRIMARY REASON FOR WRITING COVERED CALL OPTIONS.

     A CALL OPTION GIVES THE HOLDER (BUYER) THE RIGHT
TO PURCHASE A SECURITY AT A SPECIFIED PRICE (THE
EXERCISE PRICE) AT ANY TIME UNTIL A CERTAIN DATE (THE
EXPIRATION DATE).  SO LONG AS THE OBLIGATION OF THE
WRITER OF A CALL OPTION CONTINUES, SUCH WRITER MAY BE
ASSIGNED AN EXERCISE NOTICE BY THE BROKER-DEALER
THROUGH WHOM SUCH OPTION WAS SOLD, REQUIRING THE WRITER
TO DELIVER THE UNDERLYING SECURITY AGAINST PAYMENT OF
THE EXERCISE PRICE.  THIS OBLIGATION TERMINATES UPON
THE EXPIRATION OF THE CALL OPTION, OR SUCH EARLIER TIME
AT WHICH THE WRITER EFFECTS A CLOSING PURCHASE
TRANSACTION BY REPURCHASING THE OPTION THE WRITER
PREVIOUSLY SOLD.  TO SECURE THE WRITER'S OBLIGATION TO
DELIVER THE UNDERLYING SECURITY IN THE CASE OF A CALL
OPTION, THE WRITER IS REQUIRED TO DEPOSIT IN ESCROW THE
UNDERLYING SECURITY OR OTHER ASSETS IN ACCORDANCE WITH
THE RULES OF THE CLEARING CORPORATIONS AND OF THE
EXCHANGES.

     COVERED CALL OPTIONS MAY ALSO BE USED TO HEDGE AN
UNREALIZED GAIN.  FOR EXAMPLE, IF THE FUND WROTE AN
OPTION AT $50 ON THE SAME 100 SHARES OF ABC BOUGHT AT
$40 PER SHARE AND NOW SELLING FOR $50 PER SHARE, IT
MIGHT RECEIVE A PREMIUM OF APPROXIMATELY $600.  IF THE
MARKET PRICE OF THE UNDERLYING SECURITY DECLINED TO
$45, THE OPTION WOULD NOT BE EXERCISED AND THE FUND
COULD OFFSET THE UNREALIZED LOSS OF $500 BY THE $600
PREMIUM.  ON THE OTHER HAND, IF THE MARKET PRICE OF THE
UNDERLYING SECURITY INCREASED TO $55, THE OPTION WOULD
BE EXERCISED AND THE FUND WILL HAVE FOREGONE THE
UNREALIZED $1,500 GAIN FOR A $1,000 GAIN PLUS THE $600
PREMIUM.  THE FUND CAN ALSO CLOSE OUT ITS POSITION IN
THE CALL OPTION BY REPURCHASING THE OPTION CONTRACT
SEPARATELY AND INDEPENDENT OF ANY TRANSACTION IN THE
UNDERLYING SECURITY AND, THEREFORE, REALIZE CAPITAL
GAIN OR LOSS.  IF THE FUND COULD NOT ENTER INTO SUCH A
CLOSING PURCHASE TRANSACTION, IT MAY BE REQUIRED TO
HOLD A SECURITY THAT IT MAY OTHERWISE HAVE SOLD TO
PROTECT AGAINST DEPRECIATION.

     PORTFOLIO SECURITIES ON WHICH CALL OPTIONS MAY BE
WRITTEN WILL BE PURCHASED SOLELY ON THE BASIS OF
INVESTMENT CONSIDERATIONS CONSISTENT WITH THE FUND'S
INVESTMENT OBJECTIVE.  THE WRITING OF COVERED CALL
OPTIONS IS A CONSERVATIVE INVESTMENT TECHNIQUE BELIEVED
TO INVOLVE RELATIVELY LITTLE RISK (IN CONTRAST TO THE
WRITING OF NAKED OR UNCOVERED OPTIONS, WHICH THE FUND
WILL NOT DO), BUT CAPABLE OF ENHANCING THE FUND'S TOTAL
RETURN.  THE SECURITIES OR OTHER LIQUID ASSETS COVERING
THE CALL OPTION WILL BE MAINTAINED IN A SEGREGATED
ACCOUNT OF THE FUND'S CUSTODIAN.  THE FUND DOES NOT
CONSIDER A SECURITY COVERED BY A CALL OPTION TO BE
"PLEDGED" AS THAT TERM IS USED IN THE FUND'S POLICY
WHICH LIMITS THE PLEDGING OR MORTGAGING OF ITS ASSETS.

     THE PREMIUM RECEIVED IS THE MARKET VALUE OF AN
OPTION.  THE PREMIUM THE FUND WILL RECEIVE FROM WRITING
A CALL OPTION, WILL REFLECT, AMONG OTHER THINGS, THE
CURRENT MARKET PRICE OF THE UNDERLYING SECURITY, THE
RELATIONSHIP OF THE EXERCISE PRICE TO SUCH MARKET
PRICE, THE HISTORICAL PRICE VOLATILITY OF THE
UNDERLYING SECURITY, THE LENGTH OF THE OPTION PERIOD,
THE GENERAL SUPPLY OF AND DEMAND FOR CREDIT, AND THE
GENERAL INTEREST RATE ENVIRONMENT.  THE PREMIUM
RECEIVED BY THE FUND FOR WRITING COVERED CALL OPTIONS
WILL BE RECORDED AS A LIABILITY IN THE FUND'S STATEMENT
OF ASSETS AND LIABILITIES.  THIS LIABILITY WILL BE
ADJUSTED DAILY TO THE OPTION'S CURRENT MARKET VALUE,
WHICH WILL BE THE LATEST SALE PRICE AT THE TIME AT
WHICH THE NET ASSET VALUE PER SHARE OF THE FUND IS
COMPUTED (CLOSE OF THE NEW YORK STOCK EXCHANGE), OR, IN
THE ABSENCE OF SUCH SALE, THE LATEST ASKED PRICE.  THE
LIABILITY WILL BE EXTINGUISHED UPON EXPIRATION OF THE
OPTION, THE PURCHASE OF AN IDENTICAL OPTION IN A
CLOSING TRANSACTION, OR DELIVERY OF THE UNDERLYING
SECURITY UPON THE EXERCISE OF THE OPTION.

     A CLOSING TRANSACTION WILL BE EFFECTED IN ORDER TO
REALIZE A PROFIT OR MINIMIZE A LOSS ON AN OUTSTANDING
CALL OPTION, TO PREVENT AN UNDERLYING SECURITY FROM
BEING CALLED OR PUT, OR TO PERMIT THE SALE OF THE
UNDERLYING SECURITY.  FURTHERMORE, EFFECTING A CLOSING
TRANSACTION WILL PERMIT THE FUND TO WRITE ANOTHER CALL
OPTION ON THE UNDERLYING SECURITY WITH EITHER A
DIFFERENT EXERCISE PRICE OR EXPIRATION DATE OR BOTH.
IF THE FUND DESIRES TO SELL A PARTICULAR SECURITY FROM
ITS PORTFOLIO ON WHICH IT HAS WRITTEN A CALL OPTION, OR
PURCHASED A PUT OPTION, IT WILL SEEK TO EFFECT A
CLOSING TRANSACTION PRIOR TO, OR CONCURRENTLY WITH, THE
SALE OF THE SECURITY.  THERE IS, OF COURSE, NO
ASSURANCE THAT THE FUND WILL BE ABLE TO EFFECT SUCH
CLOSING ACTIONS AT A FAVORABLE PRICE.  IF THE FUND
CANNOT ENTER INTO SUCH A TRANSACTION, IT MAY BE
REQUIRED TO HOLD A SECURITY THAT IT MIGHT OTHERWISE
HAVE SOLD, IN WHICH CASE IT WOULD CONTINUE TO BE AT
MARKET RISK ON THE SECURITY.  THIS COULD RESULT IN
HIGHER TRANSACTION COSTS, INCLUDING BROKERAGE
COMMISSIONS.  THE FUND WILL PAY BROKERAGE COMMISSIONS
IN CONNECTION WITH THE WRITING OR PURCHASE OF OPTIONS
TO CLOSE OUT PREVIOUSLY WRITTEN OPTIONS.  SUCH
BROKERAGE COMMISSIONS ARE NORMALLY HIGHER THAN THE
TRANSACTION COSTS APPLICABLE TO PURCHASES AND SALES OF
PORTFOLIO SECURITIES.

     CALL OPTIONS WRITTEN BY THE FUND WILL NORMALLY
HAVE EXPIRATION DATES BETWEEN THREE AND NINE MONTHS
FROM THE DATE WRITTEN.  THE EXERCISE PRICE OF THE
OPTIONS MAY BE BELOW, EQUAL TO, OR ABOVE THE CURRENT
MARKET VALUES OF THE UNDERLYING SECURITIES AT THE TIME
THE OPTIONS ARE WRITTEN.  FROM TIME TO TIME, THE FUND
MAY PURCHASE AN UNDERLYING SECURITY FOR DELIVERY IN
ACCORDANCE WITH AN EXERCISE NOTICE OF A CALL OPTION
ASSIGNED TO IT, RATHER THAN DELIVERING SUCH SECURITY
FROM ITS PORTFOLIO.  IN SUCH CASES ADDITIONAL
TRANSACTION COSTS WILL BE INCURRED.

     COVERED PUT OPTIONS.  THE FUND MAY ALSO WRITE
(SELL) COVERED PUT OPTIONS AND PURCHASE OPTIONS TO
CLOSE OUT OPTIONS PREVIOUSLY WRITTEN BY THE FUND.  THE
FUND MAY WRITE COVERED PUT OPTIONS IN CIRCUMSTANCES
WHERE IT WOULD LIKE TO ACQUIRE THE UNDERLYING SECURITY
AT A PRICE LOWER THAN THE THEN PREVAILING MARKET PRICE
OF THE SECURITY.  ALTHOUGH PREMIUMS MAY BE GENERATED
THROUGH THE USE OF COVERED PUT OPTIONS, GCM DOES NOT
CONSIDER THE PREMIUMS WHICH MAY BE GENERATED AS THE
PRIMARY REASON FOR WRITING COVERED PUT OPTIONS.

     A PUT OPTION GIVES THE PURCHASER OF THE OPTION THE
RIGHT TO SELL, AND THE WRITER (SELLER) HAS THE
OBLIGATION TO BUY, THE UNDERLYING SECURITY AT THE
EXERCISE PRICE AT ANY TIME UNTIL THE EXPIRATION DATE.
SO LONG AS THE OBLIGATION OF THE WRITER CONTINUES, THE
WRITER MAY BE ASSIGNED AN EXERCISE NOTICE BY THE BROKER-
DEALER THROUGH WHOM SUCH OPTION WAS SOLD REQUIRING THE
WRITER TO MAKE PAYMENT OF THE EXERCISE PRICE AGAINST
DELIVERY OF THE UNDERLYING SECURITY.  THE OPERATIONS OF
PUT OPTIONS IN OTHER RESPECTS, INCLUDING RELATED RISKS
AND REWARDS, ARE SUBSTANTIALLY IDENTICAL TO THAT OF
CALL OPTIONS.

     THE FUND WILL WRITE PUT OPTIONS ONLY ON A SECURED
BASIS, WHICH MEANS THAT THE FUND WOULD MAINTAIN A
SEGREGATED ACCOUNT CONSISTING OF CASH OR OTHER
PERMISSIBLE LIQUID ASSETS IN AN AMOUNT NOT LESS THAN
THE EXERCISE PRICE OF THE OPTION OR THE FUND WILL OWN
AN OPTION TO SELL THE UNDERLYING SECURITY SUBJECT TO
THE OPTION HAVING AN EXERCISE PRICE EQUAL TO OR GREATER
THAN THE EXERCISE PRICE OF THE COVERED OPTION AT ALL
TIMES WHILE THE PUT OPTION IS OUTSTANDING.  THE FUND
WILL GENERALLY WRITE COVERED PUT OPTIONS WHERE IT
WISHES TO PURCHASE A SECURITY FOR THE FUND'S PORTFOLIO
AT A PRICE LESS THAN THE CURRENT MARKET PRICE.  IN THIS
EVENT, THE FUND WOULD WRITE A PUT OPTION AT AN EXERCISE
PRICE WHICH, REDUCED BY THE PREMIUM RECEIVED ON THE
OPTIONS, REFLECTS THE LOWER PRICE IT IS WILLING TO PAY.
SINCE THE FUND MAY ALSO RECEIVE INTEREST ON THE DEBT
SECURITIES MAINTAINED TO COVER THE EXERCISE PRICE OF
THE OPTION, THIS TECHNIQUE COULD BE USED TO ENHANCE
CURRENT RETURNS DURING PERIODS OF MARKET UNCERTAINTY.
THE RISK IN SUCH A TRANSACTION WOULD BE THAT THE MARKET
PRICE OF THE UNDERLYING SECURITY WOULD DECLINE BELOW
THE EXERCISE PRICE LESS THE PREMIUMS RECEIVED.  SUCH A
DECLINE COULD BE SUBSTANTIAL AND RESULT IN A
SIGNIFICANT LOSS TO THE FUND.  IN ADDITION, THE FUND,
BECAUSE IT DOES NOT OWN THE SPECIFIC SECURITIES WHICH
IT MAY BE REQUIRED TO PURCHASE IN THE EXERCISE OF THE
PUT, CANNOT BENEFIT FROM APPRECIATION, IF ANY, WITH
RESPECT TO SUCH SPECIFIC SECURITIES.

     CERTAIN CONSIDERATIONS REGARDING OPTIONS

     THERE IS NO ASSURANCE THAT A LIQUID SECONDARY
MARKET ON AN OPTIONS EXCHANGE WILL EXIST FOR ANY
PARTICULAR OPTION, OR AT ANY PARTICULAR TIME, AND FOR
SOME OPTIONS NO SECONDARY MARKET ON AN EXCHANGE OR
ELSEWHERE MAY EXIST.  IF THE FUND IS UNABLE TO CLOSE
OUT A CALL OPTION ON SECURITIES THAT IT HAS WRITTEN
BEFORE THE OPTION IS EXERCISED, THE FUND MAY BE
REQUIRED TO PURCHASE THE OPTIONED SECURITIES IN ORDER
TO SATISFY ITS OBLIGATION UNDER THE OPTION TO DELIVER
SUCH SECURITIES.  IF THE FUND IS UNABLE TO EFFECT A
CLOSING SALE TRANSACTION WITH RESPECT TO OPTIONS ON
SECURITIES THAT IT HAS PURCHASED, IT WOULD HAVE TO
EXERCISE THE OPTION IN ORDER TO REALIZE ANY PROFIT AND
WOULD INCUR TRANSACTION COSTS UPON THE PURCHASE AND
SALE OF THE UNDERLYING SECURITIES.

     THE WRITING AND PURCHASING OF OPTIONS IS A HIGHLY
SPECIALIZED ACTIVITY WHICH INVOLVES INVESTMENT
TECHNIQUES AND RISKS DIFFERENT FROM THOSE ASSOCIATED
WITH ORDINARY PORTFOLIO SECURITIES TRANSACTIONS.
IMPERFECT CORRELATION BETWEEN THE OPTIONS AND
SECURITIES MARKETS MAY DETRACT FROM THE EFFECTIVENESS
OF ATTEMPTED HEDGING.  OPTIONS TRANSACTIONS MAY RESULT
IN SIGNIFICANTLY HIGHER TRANSACTION COSTS AND PORTFOLIO
TURNOVER FOR THE FUND.

     FEDERAL TAX TREATMENT OF OPTIONS

     CERTAIN OPTION TRANSACTIONS HAVE SPECIAL TAX
RESULTS FOR THE FUND.  EXPIRATION OF A CALL OPTION
WRITTEN BY THE FUND WILL RESULT IN SHORT-TERM CAPITAL
GAIN.  IF THE CALL OPTION IS EXERCISED, THE FUND WILL
REALIZE A GAIN OR LOSS FROM THE SALE OF THE SECURITY
COVERING THE CALL OPTION, AND IN DETERMINING SUCH GAIN
OR LOSS THE OPTION PREMIUM WILL BE INCLUDED IN THE
PROCEEDS OF THE SALE.

     IF THE FUND WRITES OPTIONS OTHER THAN "QUALIFIED
COVERED CALL OPTIONS," AS DEFINED IN SECTION 1092 OF
THE INTERNAL REVENUE CODE OF 1986, AS AMENDED (THE
"CODE"), OR PURCHASES PUTS, ANY LOSSES ON SUCH OPTIONS
TRANSACTIONS, TO THE EXTENT THEY DO NOT EXCEED THE
UNREALIZED GAINS ON THE SECURITIES COVERING THE
OPTIONS, MAY BE SUBJECT TO DEFERRAL UNTIL THE
SECURITIES COVERING THE OPTIONS HAVE BEEN SOLD.

     IN THE CASE OF TRANSACTIONS INVOLVING "NONEQUITY
OPTIONS," AS DEFINED IN CODE SECTION 1256, THE FUND
WILL TREAT ANY GAIN OR LOSS ARISING FROM THE LAPSE,
CLOSING OUT OR EXERCISE OF SUCH POSITIONS AS 60% LONG-
TERM AND 40% SHORT-TERM CAPITAL GAIN OR LOSS AS
REQUIRED BY SECTION 1256 OF THE CODE.  IN ADDITION,
SUCH POSITIONS MUST BE MARKED-TO-MARKET AS OF THE LAST
BUSINESS DAY OF THE YEAR, AND GAIN OR LOSS MUST BE
RECOGNIZED FOR FEDERAL INCOME TAX PURPOSES IN
ACCORDANCE WITH THE 60%/40% RULE DISCUSSED ABOVE EVEN
THOUGH THE POSITION HAS NOT BEEN TERMINATED.  A
"NONEQUITY OPTION" INCLUDES AN OPTION WITH RESPECT TO
ANY GROUP OF STOCKS OR A STOCK INDEX IF THERE IS IN
EFFECT A DESIGNATION BY THE CFTC OR THE IRS OF A
CONTRACT MARKET FOR A CONTRACT BASED ON SUCH GROUP OF
STOCKS OR INDEXES.  FOR EXAMPLE, OPTIONS INVOLVING
STOCK INDEXES SUCH AS THE STANDARD & POOR'S 500 AND 100
INDEXES ARE "NONEQUITY OPTIONS" WITHIN THE MEANING OF
CODE SECTION 1256.

     FUTURES CONTRACTS

     THE FUND MAY ENTER INTO FUTURES CONTRACTS
(HEREINAFTER REFERRED TO AS "FUTURES" OR "FUTURES
CONTRACTS"), INCLUDING INTEREST RATE AND INDEX FUTURES
AS A HEDGE AGAINST MOVEMENTS IN THE EQUITY MARKETS AND
CHANGES IN PREVAILING LEVELS OF INTEREST RATES, IN
ORDER TO ESTABLISH MORE DEFINITIVELY THE EFFECTIVE
RETURN ON SECURITIES HELD OR INTENDED TO BE ACQUIRED BY
THE FUND OR FOR OTHER PURPOSES PERMISSIBLE UNDER THE
CEA.  THE FUND'S HEDGING MAY INCLUDE SALES OF FUTURES
AS AN OFFSET AGAINST THE EFFECT OF EXPECTED DECLINES IN
STOCK PRICES OR INCREASES IN INTEREST RATES AND
PURCHASES OF FUTURES AS AN OFFSET AGAINST THE EFFECT OF
EXPECTED INCREASES IN STOCK PRICES AND DECLINES IN
INTEREST RATES.

     THE FUND WILL NOT ENTER INTO FUTURES CONTRACTS
WHICH ARE PROHIBITED UNDER THE CEA AND WILL, TO THE
EXTENT REQUIRED BY REGULATORY AUTHORITIES, ENTER ONLY
INTO FUTURES CONTRACTS THAT ARE TRADED ON NATIONAL
FUTURES EXCHANGES AND ARE STANDARDIZED AS TO MATURITY
DATE AND UNDERLYING FINANCIAL INSTRUMENT.  THE
PRINCIPAL INTEREST RATE FUTURES EXCHANGES IN THE UNITED
STATES ARE THE BOARD OF TRADE OF THE CITY OF CHICAGO
AND THE CHICAGO MERCANTILE EXCHANGE.  FUTURES EXCHANGES
AND TRADING ARE REGULATED UNDER THE CEA BY THE CFTC.
ALTHOUGH TECHNIQUES OTHER THAN SALES AND PURCHASES OF
FUTURES CONTRACTS COULD BE USED TO REDUCE THE FUND'S
EXPOSURE TO INTEREST RATE OR PORTFOLIO MARKET PRICE
FLUCTUATIONS, THE FUND MAY BE ABLE TO HEDGE ITS
EXPOSURE MORE EFFECTIVELY AND PERHAPS AT A LOWER COST
THROUGH USING FUTURES CONTRACTS, SINCE FUTURES
CONTRACTS INVOLVE LOWER TRANSACTION COSTS (I.E.,
BROKERAGE COSTS ONLY) THAN OPTIONS ON SECURITIES AND
STOCK INDEX OPTIONS, WHICH REQUIRE THE PAYMENT OF
BROKERAGE COSTS AND PREMIUMS.

     AN INDEX FUTURES CONTRACT IS AN AGREEMENT PURSUANT
TO WHICH THE PARTIES AGREE TO TAKE OR MAKE DELIVERY OF
AN AMOUNT OF CASH EQUAL TO THE DIFFERENCE BETWEEN THE
VALUE OF THE INDEX AT THE CLOSE OF THE LAST TRADING DAY
OF THE CONTRACT AND THE PRICE AT WHICH THE INDEX
FUTURES CONTRACT WAS ORIGINALLY WRITTEN.  AN INTEREST
RATE FUTURES CONTRACT PROVIDES FOR THE FUTURE SALE BY
ONE PARTY AND PURCHASE BY ANOTHER PARTY OF A SPECIFIED
AMOUNT OF A SPECIFIC FINANCIAL INSTRUMENT FOR A
SPECIFIED PRICE AT A DESIGNATED DATE, TIME, AND PLACE.
TRANSACTIONS COSTS ARE INCURRED WHEN A FUTURES CONTRACT
IS BOUGHT OR SOLD AND MARGIN DEPOSITS MUST BE
MAINTAINED.  A FUTURES CONTRACT MAY BE SATISFIED BY
DELIVERY OR PURCHASE, AS THE CASE MAY BE, OF THE
INSTRUMENT OR BY PAYMENT OF THE CHANGE IN THE CASH
VALUE OF THE INDEX.  MORE COMMONLY, FUTURES CONTRACTS
ARE CLOSED OUT PRIOR TO DELIVERY BY ENTERING INTO AN
OFFSETTING TRANSACTION IN A MATCHING FUTURES CONTRACT.
ALTHOUGH THE VALUE OF AN INDEX MIGHT BE A FUNCTION OF
THE VALUE OF CERTAIN SPECIFIED SECURITIES, NO PHYSICAL
DELIVERY OF THOSE SECURITIES IS MADE.  IF THE
OFFSETTING PURCHASE PRICE IS LESS THAN THE ORIGINAL
SALE PRICE, THE FUND REALIZES A GAIN; IF IT IS MORE,
THE FUND REALIZES A LOSS.  CONVERSELY, IF THE
OFFSETTING SALE PRICE IS MORE THAN THE ORIGINAL
PURCHASE PRICE, THE FUND REALIZES A GAIN; IF IT IS
LESS, THE FUND REALIZES A LOSS.  THE TRANSACTION COSTS
MUST ALSO BE INCLUDED IN THESE CALCULATIONS.  THERE CAN
BE NO ASSURANCE, HOWEVER, THAT THE FUND WILL BE ABLE TO
ENTER INTO AN OFFSETTING TRANSACTION WITH RESPECT TO A
PARTICULAR FUTURES CONTRACT AT A PARTICULAR TIME.  IF
THE FUND IS NOT ABLE TO ENTER INTO AN OFFSETTING
TRANSACTION, THE FUND WILL CONTINUE TO BE REQUIRED TO
MAINTAIN THE MARGIN DEPOSITS ON THE FUTURES CONTRACT.

     AS AN EXAMPLE OF AN OFFSETTING TRANSACTION IN
WHICH THE UNDERLYING FINANCIAL INSTRUMENT IS NOT
DELIVERED PURSUANT TO AN INTEREST RATE FUTURES
CONTRACT, THE CONTRACTUAL OBLIGATIONS ARISING FROM THE
SALE OF ONE FUTURES CONTRACT OF

SEPTEMBER TREASURY
BILLS ON AN EXCHANGE MAY BE FULFILLED AT ANY TIME
BEFORE DELIVERY IS REQUIRED (I.E., ON A SPECIFIED DATE
IN SEPTEMBER, THE "DELIVERY MONTH") BY THE PURCHASE OF
ONE FUTURES CONTRACT OF SEPTEMBER TREASURY BILLS ON THE
SAME EXCHANGE.  IN SUCH INSTANCE, THE DIFFERENCE
BETWEEN THE PRICE AT WHICH THE FUTURES CONTRACT WAS
SOLD AND THE PRICE PAID FOR THE OFFSETTING PURCHASE,
AFTER ALLOWANCE FOR TRANSACTION COSTS, REPRESENTS THE
PROFIT OR LOSS TO THE FUND.

     PERSONS WHO TRADE IN FUTURES CONTRACTS MAY BE
BROADLY CLASSIFIED AS "HEDGERS" AND "SPECULATORS."
HEDGERS, SUCH AS THE FUND, WHOSE BUSINESS ACTIVITY
INVOLVES INVESTMENT OR OTHER COMMITMENTS IN SECURITIES
OR OTHER OBLIGATIONS, USE THE FUTURES MARKETS TO OFFSET
UNFAVORABLE CHANGES IN VALUE THAT MAY OCCUR BECAUSE OF
FLUCTUATIONS IN THE VALUE OF THE SECURITIES OR
OBLIGATIONS HELD OR EXPECTED TO BE ACQUIRED BY THEM.
DEBTORS AND OTHER OBLIGORS MAY ALSO HEDGE THE INTEREST
COST OF THEIR OBLIGATIONS.  THE SPECULATOR, LIKE THE
HEDGER, GENERALLY EXPECTS NEITHER TO DELIVER NOR TO
RECEIVE THE FINANCIAL INSTRUMENT UNDERLYING THE FUTURES
CONTRACT; BUT, UNLIKE THE HEDGER, HOPES TO PROFIT FROM
FLUCTUATIONS IN PREVAILING PRICES.

     A PUBLIC MARKET EXISTS IN FUTURES CONTRACTS
COVERING A NUMBER OF INDEXES, INCLUDING, BUT NOT
LIMITED TO, THE STANDARD & POOR'S 500 INDEX, THE
STANDARD & POOR'S 100 INDEX, THE NASDAQ 100 INDEX, THE
VALUE LINE COMPOSITE INDEX AND THE NEW YORK STOCK
EXCHANGE COMPOSITE INDEX.  A PUBLIC MARKET EXISTS IN
INTEREST RATE FUTURES CONTRACTS PRIMARILY COVERING THE
FOLLOWING FINANCIAL INSTRUMENTS:  U.S. TREASURY BONDS;
U.S. TREASURY NOTES; GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION ("GNMA") MODIFIED PASS-THROUGH MORTGAGE-
BACKED SECURITIES; THREE-MONTH U.S. TREASURY BILLS;
90-DAY COMMERCIAL PAPER; BANK CERTIFICATES OF DEPOSIT;
AND EURODOLLAR CERTIFICATES OF DEPOSIT.  THE STANDARD
CONTRACT SIZE IS GENERALLY $100,000 FOR FUTURES
CONTRACTS IN U.S. TREASURY BONDS, U.S. TREASURY NOTES,
AND GNMA PASS-THROUGH SECURITIES AND $1,000,000 FOR THE
OTHER DESIGNATED CONTRACTS.

     THE FUND'S FUTURES TRANSACTIONS WILL BE ENTERED
INTO FOR HEDGING PURPOSES PERMISSIBLE UNDER THE CEA.
FOR HEDGING PURPOSES, FUTURES CONTRACTS MAY BE SOLD TO
PROTECT AGAINST A DECLINE IN THE PRICE OF SECURITIES
THAT THE FUND OWNS, OR FUTURES CONTRACTS MAY BE
PURCHASED TO PROTECT THE FUND AGAINST AN INCREASE IN
THE PRICE OF SECURITIES IT INTENDS TO PURCHASE.  AS
EVIDENCE OF THIS HEDGING INTENT, THE FUND EXPECTS THAT
APPROXIMATELY 75% OF SUCH FUTURES CONTRACT PURCHASES
WILL BE "COMPLETED"; THAT IS, UPON THE SALE OF THESE
LONG FUTURES CONTRACTS, EQUIVALENT AMOUNTS OF RELATED
SECURITIES WILL HAVE BEEN OR ARE THEN BEING PURCHASED
BY THE FUND IN THE CASH MARKET.  ALTERNATIVELY, THE
FUND'S PURCHASES OF LONG FUTURES CONTRACTS WILL NOT
EXCEED 5% OF THE FUND'S NET ASSET VALUE.

     MARGIN IS THE AMOUNT OF FUNDS THAT MUST BE
DEPOSITED BY THE FUND WITH ITS CUSTODIAN IN A
SEGREGATED ACCOUNT IN THE NAME OF THE FUTURES
COMMISSION MERCHANT IN ORDER TO INITIATE FUTURES
TRADING AND TO MAINTAIN THE FUND'S OPEN POSITIONS IN
FUTURES CONTRACTS.  A MARGIN DEPOSIT IS INTENDED TO
ENSURE THE FUND'S PERFORMANCE OF THE FUTURES CONTRACT.
THE MARGIN REQUIRED FOR A PARTICULAR FUTURES CONTRACT
IS SET BY THE EXCHANGE ON WHICH THE FUTURES CONTRACT IS
TRADED AND MAY BE SIGNIFICANTLY MODIFIED FROM TIME TO
TIME BY THE EXCHANGE DURING THE TERM OF THE FUTURES
CONTRACT.  FUTURES CONTRACTS ARE CUSTOMARILY PURCHASED
AND SOLD ON MARGINS THAT MAY RANGE UPWARD FROM LESS
THAN 5% OF THE VALUE OF THE FUTURES CONTRACT BEING
TRADED.

     IF THE PRICE OF AN OPEN FUTURES CONTRACT CHANGES
(BY INCREASE IN THE CASE OF A SALE OR BY DECREASE IN
THE CASE OF A PURCHASE) SO THAT THE LOSS ON THE FUTURES
CONTRACT REACHES A POINT AT WHICH THE MARGIN ON DEPOSIT
DOES NOT SATISFY MARGIN REQUIREMENTS, THE BROKER WILL
REQUIRE AN INCREASE IN THE MARGIN.  HOWEVER, IF THE
VALUE OF A POSITION INCREASES BECAUSE OF FAVORABLE
PRICE CHANGES IN THE FUTURES CONTRACT SO THAT THE
MARGIN DEPOSIT EXCEEDS THE REQUIRED MARGIN, THE BROKER
WILL PAY THE EXCESS TO THE FUND.  IN COMPUTING DAILY
NET ASSET VALUE, THE FUND WILL MARK TO MARKET THE
CURRENT VALUE OF ITS OPEN FUTURES CONTRACTS.  THE FUND
EXPECTS TO EARN INTEREST INCOME ON ITS MARGIN DEPOSITS.

     THE PRICES OF FUTURES CONTRACTS ARE VOLATILE AND
ARE INFLUENCED, AMONG OTHER THINGS, BY ACTUAL AND
ANTICIPATED CHANGES IN INTEREST RATES, WHICH IN TURN
ARE AFFECTED BY FISCAL AND MONETARY POLICIES AND
NATIONAL AND INTERNATIONAL POLITICAL AND ECONOMIC
EVENTS.

     AT BEST, THE CORRELATION BETWEEN CHANGES IN PRICES
OF FUTURES CONTRACTS AND OF THE SECURITIES BEING HEDGED
CAN BE ONLY APPROXIMATE.  THE DEGREE OF IMPERFECTION OF
CORRELATION DEPENDS UPON CIRCUMSTANCES SUCH AS:
VARIATIONS IN SPECULATIVE MARKET DEMAND FOR FUTURES AND
DEBT SECURITIES, INCLUDING TECHNICAL INFLUENCES IN
FUTURES TRADING; DIFFERENCES BETWEEN THE FINANCIAL
INSTRUMENTS BEING HEDGED AND THE INSTRUMENTS UNDERLYING
THE STANDARD FUTURES CONTRACTS AVAILABLE FOR TRADING;
AND WITH RESPECT TO INTEREST RATE FUTURES, MATURITIES
AND CREDITWORTHINESS OF ISSUERS AND, IN THE CASE OF
INDEX FUTURES CONTRACTS, THE COMPOSITION OF THE INDEX,
INCLUDING THE ISSUERS AND THE WEIGHTING OF EACH ISSUE,
MAY DIFFER FROM THE COMPOSITION OF THE FUND'S
PORTFOLIO.  A DECISION OF WHETHER, WHEN, AND HOW TO
HEDGE INVOLVES SKILL AND JUDGMENT, AND EVEN A WELL-
RECEIVED HEDGE MAY BE UNSUCCESSFUL TO SOME DEGREE
BECAUSE OF UNEXPECTED MARKET BEHAVIOR OR INTEREST RATE
TRENDS.

     BECAUSE OF THE LOW MARGIN DEPOSITS REQUIRED,
FUTURES TRADING INVOLVES AN EXTREMELY HIGH DEGREE OF
LEVERAGE.  AS A RESULT, A RELATIVELY SMALL PRICE
MOVEMENT IN A FUTURES CONTRACT MAY RESULT IN IMMEDIATE
AND SUBSTANTIAL LOSS, AS WELL AS GAIN, TO THE INVESTOR.
FOR EXAMPLE, IF AT THE TIME OF PURCHASE, 10% OF THE
VALUE OF THE FUTURES CONTRACT IS DEPOSITED AS MARGIN, A
SUBSEQUENT 10% DECREASE IN THE VALUE OF THE FUTURES
CONTRACT WOULD RESULT IN A TOTAL LOSS OF THE MARGIN
DEPOSIT, BEFORE ANY DEDUCTION FOR THE TRANSACTION
COSTS, IF THE ACCOUNT WERE THEN CLOSED OUT.  A 15%
DECREASE WOULD RESULT IN A LOSS EQUAL TO 150% OF THE
ORIGINAL MARGIN DEPOSIT, IF THE FUTURES CONTRACT WERE
CLOSED OUT. THUS, A PURCHASE OR SALE OF A FUTURES
CONTRACT MAY RESULT IN LOSSES IN EXCESS OF THE AMOUNT
INITIALLY INVESTED IN THE FUTURES CONTRACT.  HOWEVER,
THE FUND WOULD PRESUMABLY HAVE SUSTAINED COMPARABLE
LOSSES IF, INSTEAD OF THE FUTURES CONTRACT, IT HAD
INVESTED IN THE UNDERLYING FINANCIAL INSTRUMENT AND
SOLD IT AFTER THE DECLINE.

     MOST UNITED STATES FUTURES EXCHANGES LIMIT THE
AMOUNT OF FLUCTUATION PERMITTED IN FUTURES CONTRACT
PRICES DURING A SINGLE TRADING DAY.  THE DAILY LIMIT
ESTABLISHES THE MAXIMUM AMOUNT THAT THE PRICE OF A
FUTURES CONTRACT MAY VARY EITHER UP OR DOWN FROM THE
PREVIOUS DAY'S SETTLEMENT PRICE AT THE END OF A TRADING
SESSION.  ONCE THE DAILY LIMIT HAS BEEN REACHED IN A
PARTICULAR TYPE OF FUTURES CONTRACT, NO TRADES MAY BE
MADE ON THAT DAY AT A PRICE BEYOND THAT LIMIT.  THE
DAILY LIMIT GOVERNS ONLY PRICE MOVEMENT DURING A
PARTICULAR TRADING DAY AND THEREFORE DOES NOT LIMIT
POTENTIAL LOSSES, BECAUSE THE LIMIT MAY PREVENT THE
LIQUIDATION OF UNFAVORABLE POSITIONS.  FUTURES CONTRACT
PRICES HAVE OCCASIONALLY MOVED TO THE DAILY LIMIT FOR
SEVERAL CONSECUTIVE TRADING DAYS WITH LITTLE OR NO
TRADING, THEREBY PREVENTING PROMPT LIQUIDATION OF
FUTURES POSITIONS AND SUBJECTING SOME FUTURES TRADERS
TO SUBSTANTIAL LOSSES.

     THERE CAN BE NO ASSURANCE THAT A LIQUID MARKET
WILL EXIST AT A TIME WHEN THE FUND SEEKS TO CLOSE OUT A
FUTURES OR FUTURES OPTION POSITION.  THE FUND WOULD
CONTINUE TO BE REQUIRED TO MEET MARGIN REQUIREMENTS
UNTIL THE POSITION IS CLOSED, POSSIBLY RESULTING IN A
DECLINE IN THE FUND'S NET ASSET VALUE.  IN ADDITION,
MANY OF THE CONTRACTS DISCUSSED ABOVE ARE RELATIVELY
NEW INSTRUMENTS WITHOUT A SIGNIFICANT TRADING HISTORY.
AS A RESULT, THERE CAN BE NO ASSURANCE THAT AN ACTIVE
SECONDARY MARKET WILL DEVELOP OR CONTINUE TO EXIST.

     OPTIONS ON FUTURES

     THE FUND MAY ALSO PURCHASE OR WRITE PUT AND CALL
OPTIONS ON FUTURES CONTRACTS AND ENTER INTO CLOSING
TRANSACTIONS WITH RESPECT TO SUCH OPTIONS TO TERMINATE
AN EXISTING POSITION.  A FUTURES OPTION GIVES THE
HOLDER THE RIGHT, IN RETURN FOR THE PREMIUM PAID, TO
ASSUME A LONG POSITION (CALL) OR SHORT POSITION (PUT)
IN A FUTURES CONTRACT AT A SPECIFIED EXERCISE PRICE
PRIOR TO THE EXPIRATION OF THE OPTION.  UPON EXERCISE
OF A CALL OPTION, THE HOLDER ACQUIRES A LONG POSITION
IN THE FUTURES CONTRACT AND THE WRITER IS ASSIGNED THE
OPPOSITE SHORT POSITION.  IN THE CASE OF A PUT OPTION,
THE OPPOSITE IS TRUE.  PRIOR TO EXERCISE OR EXPIRATION,
A FUTURES OPTION MAY BE CLOSED OUT BY AN OFFSETTING
PURCHASE OR SALE OF A FUTURES OPTION OF THE SAME
SERIES.

     THE FUND MAY USE ITS OPTIONS ON FUTURES CONTRACTS
IN CONNECTION WITH HEDGING STRATEGIES.  GENERALLY,
THESE STRATEGIES WOULD BE EMPLOYED UNDER THE SAME
MARKET AND MARKET SECTOR CONDITIONS IN WHICH THE FUND
USES PUT AND CALL OPTIONS ON SECURITIES OR INDEXES.
THE PURCHASE OF PUT OPTIONS ON FUTURES CONTRACTS IS
ANALOGOUS TO THE PURCHASE OF PUTS ON SECURITIES OR
INDEXES SO AS TO HEDGE THE FUND'S PORTFOLIO OF
SECURITIES AGAINST THE RISK OF DECLINING MARKET PRICES.
THE WRITING OF A CALL OPTION OR THE PURCHASING OF A PUT
OPTION ON A FUTURES CONTRACT CONSTITUTES A PARTIAL
HEDGE AGAINST DECLINING PRICES OF THE SECURITIES WHICH
ARE DELIVERABLE UPON EXERCISE OF THE FUTURES CONTRACT.
IF THE FUTURES PRICE AT EXPIRATION OF A WRITTEN CALL
OPTION IS BELOW THE EXERCISE PRICE, THE FUND WILL
RETAIN THE FULL AMOUNT OF THE OPTION PREMIUM WHICH
PROVIDES A PARTIAL HEDGE AGAINST ANY DECLINE THAT MAY
HAVE OCCURRED IN THE FUND'S HOLDINGS OF SECURITIES.  IF
THE FUTURES PRICE WHEN THE OPTION IS EXERCISED IS ABOVE
THE EXERCISE PRICE, HOWEVER, THE FUND WILL INCUR A
LOSS, WHICH MAY BE OFFSET, IN WHOLE OR IN PART, BY THE
INCREASE IN THE VALUE OF THE SECURITIES IN THE FUND'S
PORTFOLIO THAT WERE BEING HEDGED.  WRITING A PUT OPTION
OR PURCHASING A CALL OPTION ON A FUTURES CONTRACT
SERVES AS A PARTIAL HEDGE AGAINST AN INCREASE IN THE
VALUE OF THE SECURITIES THE FUND INTENDS TO ACQUIRE.
IF THE FUTURES CONTRACT PRICE AT EXPIRATION OF A PUT
OPTION THE FUND HAS WRITTEN IS ABOVE THE EXERCISE
PRICE, THE FUND WILL RETAIN THE FULL AMOUNT OF THE
OPTION PREMIUM WHICH PROVIDES A PARTIAL HEDGE AGAINST
ANY INCREASE THAT MAY HAVE OCCURRED IN THE PRICE OF THE
SECURITIES THE FUND INTENDS TO ACQUIRE.  IF THE FUTURES
CONTRACT PRICE AT EXPIRATION OF A PUT OPTION THE FUND
HAS WRITTEN IS BELOW THE EXERCISE PRICE, HOWEVER, THE
FUND WILL INCUR A LOSS, WHICH MAY BE OFFSET, IN WHOLE
OR IN PART, BY THE DECREASE IN THE PRICE OF THE
SECURITIES THE FUND INTENDS TO ACQUIRE.

     AS WITH INVESTMENTS IN FUTURES CONTRACTS, THE FUND
IS ALSO REQUIRED TO DEPOSIT AND MAINTAIN MARGIN WITH
RESPECT TO PUT AND CALL OPTIONS ON FUTURES CONTRACTS
WRITTEN BY IT.  SUCH MARGIN DEPOSITS WILL VARY
DEPENDING ON THE NATURE OF THE UNDERLYING FUTURES
CONTRACT (AND THE RELATED INITIAL MARGIN REQUIREMENTS),
THE CURRENT MARKET VALUE OF THE OPTION, AND OTHER
FUTURES POSITIONS HELD BY THE FUND.  THE FUND WILL SET
ASIDE IN A SEGREGATED ACCOUNT AT THE FUND'S CUSTODIAN
LIQUID ASSETS, SUCH AS CASH, U.S. GOVERNMENT SECURITIES
OR OTHER HIGH GRADE DEBT OBLIGATIONS EQUAL IN VALUE TO
THE AMOUNT DUE ON THE UNDERLYING OBLIGATION.  SUCH
SEGREGATED ASSETS WILL BE MARKED TO MARKET DAILY, AND
ADDITIONAL

ASSETS WILL BE PLACED IN THE SEGREGATED
ACCOUNT WHENEVER THE TOTAL VALUE OF THE SEGREGATED
ACCOUNT FALLS BELOW THE AMOUNT DUE ON THE UNDERLYING
OBLIGATION.

     THE RISKS ASSOCIATED WITH THE USE OF OPTIONS ON
FUTURES CONTRACTS INCLUDE THE RISK THAT THE FUND MAY
CLOSE OUT ITS POSITION AS A WRITER OF AN OPTION ONLY IF
A LIQUID SECONDARY MARKET EXISTS FOR SUCH OPTIONS,
WHICH CANNOT BE ASSURED.  THE FUND'S SUCCESSFUL USE OF
OPTIONS ON FUTURES CONTRACTS DEPENDS ON GCM'S ABILITY
TO CORRECTLY PREDICT THE MOVEMENT IN PRICES OF FUTURES
CONTRACTS AND THE UNDERLYING INSTRUMENTS, WHICH MAY
PROVE TO BE INCORRECT.  IN ADDITION, THERE MAY BE
IMPERFECT CORRELATION BETWEEN THE INSTRUMENTS BEING
HEDGED AND THE FUTURES CONTRACT SUBJECT TO THE OPTION.
(FOR ADDITIONAL INFORMATION, SEE "FUTURES CONTRACTS.")

     FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

     FOR FEDERAL INCOME TAX PURPOSES, THE FUND IS
REQUIRED TO RECOGNIZE AS INCOME FOR EACH TAXABLE YEAR
ITS NET UNREALIZED GAINS AND LOSSES ON FUTURES
CONTRACTS AS OF THE END OF THE YEAR, AS WELL AS GAINS
AND LOSSES ACTUALLY REALIZED DURING THE YEAR.  EXCEPT
FOR TRANSACTIONS IN FUTURES CONTRACTS THAT ARE
CLASSIFIED AS PART OF A "MIXED STRADDLE" UNDER CODE
SECTION 1256, ANY GAIN OR LOSS RECOGNIZED WITH RESPECT
TO A FUTURES CONTRACT IS CONSIDERED TO BE 60% LONG-TERM
CAPITAL GAIN OR LOSS AND 40% SHORT-TERM CAPITAL GAIN OR
LOSS, WITHOUT REGARD TO THE HOLDING PERIOD OF THE
FUTURES CONTRACT.  IN THE CASE OF A FUTURES TRANSACTION
NOT CLASSIFIED AS A "MIXED STRADDLE," THE RECOGNITION
OF LOSSES MAY BE DEFERRED TO A LATER TAXABLE YEAR.

     SALES OF FUTURES CONTRACTS THAT ARE INTENDED TO
HEDGE AGAINST A CHANGE IN THE VALUE OF SECURITIES HELD
BY THE FUND MAY AFFECT THE HOLDING PERIOD OF SUCH
SECURITIES AND, CONSEQUENTLY, THE NATURE OF THE GAIN OR
LOSS ON SUCH SECURITIES UPON DISPOSITION.

     THE FUND INTENDS TO OPERATE AS A "REGULATED
INVESTMENT COMPANY" UNDER SUBCHAPTER M OF THE CODE, AND
THEREFORE WILL NOT BE LIABLE FOR FEDERAL INCOME TAXES
TO THE EXTENT EARNINGS ARE DISTRIBUTED ON A TIMELY
BASIS.  IN ADDITION, AS A RESULT OF BEING A REGULATED
INVESTMENT COMPANY, NET CAPITAL GAINS THAT THE FUND
DISTRIBUTES TO SHAREHOLDERS WILL RETAIN THEIR ORIGINAL
CAPITAL GAIN CHARACTER IN THE SHAREHOLDERS' INDIVIDUAL
TAX RETURNS.

     IN ORDER FOR THE FUND TO QUALIFY FOR FEDERAL
INCOME TAX TREATMENT AS A REGULATED INVESTMENT COMPANY,
AT LEAST 90% OF ITS GROSS INCOME FOR A TAXABLE YEAR
MUST BE DERIVED FROM QUALIFYING INCOME; I.E.,
DIVIDENDS, INTEREST, INCOME DERIVED FROM LOANS OF
SECURITIES AND GAINS FROM THE SALE OF SECURITIES, AND
OTHER INCOME (INCLUDING GAINS ON OPTIONS AND FUTURES
CONTRACTS) DERIVED WITH RESPECT TO THE FUND'S BUSINESS
OF INVESTING IN STOCK OR SECURITIES.  IT IS ANTICIPATED
THAT ANY NET GAIN REALIZED FROM THE CLOSING OUT OF
FUTURES CONTRACTS WILL BE CONSIDERED GAIN FROM THE SALE
OF SECURITIES AND THEREFORE WILL BE QUALIFYING INCOME
FOR PURPOSES OF THE 90% REQUIREMENT.  ANY INCREASE IN
VALUE ON A POSITION THAT IS PART OF A DESIGNATED HEDGE
WILL BE OFFSET BY ANY DECREASE IN VALUE (WHETHER OR NOT
REALIZED) ON ANY OTHER POSITION THAT IS PART OF SUCH
HEDGE.

     THE FUND WILL DISTRIBUTE TO SHAREHOLDERS ANNUALLY
ANY NET CAPITAL GAINS WHICH HAVE BEEN RECOGNIZED FOR
FEDERAL INCOME TAX PURPOSES (INCLUDING UNREALIZED GAINS
AT THE END OF THE FUND'S FISCAL YEAR) ON FUTURES
TRANSACTIONS.  SUCH DISTRIBUTIONS WILL BE COMBINED WITH
DISTRIBUTIONS OF CAPITAL GAINS REALIZED ON THE FUND'S
OTHER INVESTMENTS AND SHAREHOLDERS WILL BE ADVISED OF
THE NATURE OF THE PAYMENTS.

WARRANTS

     THE FUND MAY INVEST IN WARRANTS IF AFTER GIVING
EFFECT THERETO, NOT MORE THAN 5% OF ITS NET ASSETS WILL
BE INVESTED IN WARRANTS OTHER THAN WARRANTS ACQUIRED IN
UNITS OR ATTACHED TO OTHER SECURITIES.  INVESTMENTS IN
WARRANTS IS PURE SPECULATION IN THAT THEY HAVE NO
VOTING RIGHTS, PAY NO DIVIDENDS, AND HAVE NO RIGHTS
WITH RESPECT TO THE ASSETS OF THE CORPORATION ISSUING
THEM.  WARRANTS BASICALLY ARE OPTIONS TO PURCHASE
EQUITY SECURITIES AT A SPECIFIC PRICE FOR A SPECIFIC
PERIOD OF TIME.  THEY DO NOT REPRESENT OWNERSHIP OF THE
SECURITIES BUT ONLY THE RIGHT TO BUY THEM.  WARRANTS
DIFFER FROM CALL OPTIONS IN THAT WARRANTS ARE ISSUED BY
THE ISSUER OF THE SECURITY WHICH MAY BE PURCHASED ON
THEIR EXERCISE, WHEREAS CALL OPTIONS MAY BE WRITTEN OR
ISSUED BY ANYONE.  (SEE "PURCHASING PUT AND CALL
OPTIONS" ABOVE.)  THE PRICES OF WARRANTS DO NOT
NECESSARILY MOVE PARALLEL TO THE PRICES OF THE
UNDERLYING SECURITIES.

WHEN-ISSUED SECURITIES

     THE FUND MAY FROM TIME TO TIME INVEST UP TO 5% OF
ITS NET ASSETS IN SECURITIES PURCHASED ON A "WHEN-
ISSUED" BASIS.  THE PRICE OF SECURITIES PURCHASED ON A
WHEN-ISSUED BASIS IS FIXED AT THE TIME THE COMMITMENT
TO PURCHASE IS MADE, BUT DELIVERY AND PAYMENT FOR THE
SECURITIES TAKE PLACE AT A LATER DATE.  NORMALLY, THE
SETTLEMENT DATE OCCURS WITHIN 45 DAYS OF THE PURCHASE.
DURING THE PERIOD BETWEEN THE PURCHASE AND SETTLEMENT,
NO PAYMENT IS MADE BY THE FUND TO THE ISSUER, NO
INTEREST IS ACCRUED ON DEBT SECURITIES, AND NO DIVIDEND
INCOME IS EARNED ON EQUITY SECURITIES.  FORWARD
COMMITMENTS INVOLVE A RISK OF LOSS IF THE VALUE OF THE
SECURITY TO BE PURCHASED DECLINES PRIOR TO THE
SETTLEMENT DATE, WHICH RISK IS IN ADDITION TO THE RISK
OF DECLINE IN VALUE OF THE FUND'S OTHER ASSETS.  WHILE
WHEN-ISSUED SECURITIES MAY BE SOLD PRIOR TO THE
SETTLEMENT DATE, THE FUND INTENDS TO PURCHASE SUCH
SECURITIES WITH THE PURPOSE OF ACTUALLY ACQUIRING THEM.
AT THE TIME THE FUND MAKES THE COMMITMENT TO PURCHASE A
SECURITY ON A WHEN-ISSUED BASIS, IT WILL RECORD THE
TRANSACTION AND REFLECT THE VALUE OF THE SECURITY IN
DETERMINING ITS NET ASSET VALUE.  THE FUND DOES NOT
BELIEVE THAT ITS NET ASSET VALUE WILL BE ADVERSELY
AFFECTED BY ITS PURCHASES OF SECURITIES ON A WHEN-
ISSUED BASIS.

     THE FUND WILL MAINTAIN CASH AND MARKETABLE
SECURITIES EQUAL IN VALUE TO COMMITMENTS FOR WHEN-
ISSUED SECURITIES.  SUCH SEGREGATED SECURITIES EITHER
WILL MATURE OR, IF NECESSARY, BE SOLD ON OR BEFORE THE
SETTLEMENT DATE.  WHEN THE TIME COMES TO PAY FOR WHEN-
ISSUED SECURITIES, THE FUND WILL MEET ITS OBLIGATIONS
FROM THEN AVAILABLE CASH FLOW, SALE OF THE SECURITIES
HELD IN THE SEPARATE ACCOUNT, DESCRIBED ABOVE, SALE OF
OTHER SECURITIES OR, ALTHOUGH IT WOULD NOT NORMALLY
EXPECT TO DO SO, FROM THE SALE OF THE WHEN-ISSUED
SECURITIES THEMSELVES (WHICH MAY HAVE A MARKET VALUE
GREATER OR LESS THAN THE FUND'S PAYMENT OBLIGATION).

REPURCHASE OBLIGATIONS

     THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS WITH
RESPECT TO NO MORE THAN 25% OF ITS NET ASSETS WITH
MEMBER BANKS OF THE FEDERAL RESERVE SYSTEM AND CERTAIN
NON-BANK DEALERS.  IN A REPURCHASE AGREEMENT, THE FUND
BUYS A SECURITY AT ONE PRICE AND, AT THE TIME OF THE
SALE, THE SELLER AGREES TO REPURCHASE THE OBLIGATION AT
A MUTUALLY AGREED UPON TIME AND PRICE (USUALLY WITHIN
SEVEN DAYS).  THE REPURCHASE AGREEMENT THEREBY
DETERMINES THE YIELD DURING THE PURCHASER'S HOLDING
PERIOD, WHILE THE SELLER'S OBLIGATION TO REPURCHASE IS
SECURED BY THE VALUE OF THE UNDERLYING SECURITY.  GCM
WILL MONITOR, ON AN ONGOING BASIS, THE VALUE OF THE
UNDERLYING SECURITIES TO ENSURE THAT THE VALUE ALWAYS
EQUALS OR EXCEEDS THE REPURCHASE PRICE PLUS ACCRUED
INTEREST.  REPURCHASE AGREEMENTS COULD INVOLVE CERTAIN
RISKS IN THE EVENT OF A DEFAULT OR INSOLVENCY OF THE
OTHER PARTY TO THE AGREEMENT, INCLUDING POSSIBLE DELAYS
OR RESTRICTIONS UPON THE FUND'S ABILITY TO DISPOSE OF
THE UNDERLYING SECURITIES.



          TRUSTEES AND OFFICERS OF THE TRUST

     TRUSTEES AND OFFICERS OF THE TRUST, TOGETHER WITH
INFORMATION AS TO THEIR PRINCIPAL BUSINESS OCCUPATIONS
DURING THE LAST FIVE YEARS, AND OTHER INFORMATION, ARE
SHOWN BELOW.  EACH TRUSTEE WHO IS DEEMED AN "INTERESTED
PERSON," AS DEFINED IN THE INVESTMENT COMPANY ACT OF
1940 ("INVESTMENT COMPANY ACT"), IS INDICATED BY AN
ASTERISK.

*CHARLES S. CRUICE, PRESIDENT AND A TRUSTEE OF THE
TRUST, AGE 47.

     MR. CRUICE HAS BEEN THE PRESIDENT OF GCM SINCE ITS
     FOUNDING IN 1989.  FROM 1978 UNTIL 1989, MR.
     CRUICE WAS ASSOCIATED WITH FRIESS ASSOCIATES INC.,
     A WILMINGTON, DELAWARE INVESTMENT MANAGEMENT
     COMPANY. MR. CRUICE ALSO WAS A DIRECTOR OF THE
     BRANDYWINE FUND, AN OPEN-END MUTUAL FUND.  MR.
     CRUICE HOLDS A B.A. FROM THE UNIVERSITY OF DENVER.

*RICHARD H. GOULD, TREASURER AND A TRUSTEE OF THE
TRUST, AGE 37.

     MR. GOULD HAS BEEN A VICE PRESIDENT OF GCM SINCE
     1994.  FROM 1987 UNTIL 1994, MR. GOULD WAS
     ASSOCIATED WITH PNC INVESTMENT MANAGEMENT, FIRST
     AS AN EQUITY ANALYST AND LATER AS THE CO-MANAGER
     OF THE PNC SMALL CAP GROWTH FUND.  MR. GOULD
     RECEIVED HIS CHARTERED FINANCIAL ANALYST
     DESIGNATION IN 1989; BECAME A CHARTERED MARKET
     TECHNICIAN IN 1995; AND RECEIVED HIS B.S. IN 1983
     AND HIS M.B.A. IN FINANCE IN 1985, BOTH FROM THE
     PENNSYLVANIA STATE UNIVERSITY.

DR. PETER UTSINGER, A TRUSTEE OF THE TRUST, AGE 52.


     DR. UTSINGER HAS BEEN A PRACTICING PHYSICIAN IN
     ARTHRITIS AND RHEUMATIC DISEASES SINCE 1970 WHEN
     HE RECEIVED HIS M.D. FROM GEORGETOWN UNIVERSITY.
     DR. UTSINGER WAS DIRECTOR OF THE ARTHRITIS
     CLINICAL AND RESEARCH UNIT AT THE UNIVERSITY OF
     NORTH CAROLINA AND HAS WRITTEN OVER 100
     PUBLICATIONS IN HIS AREA OF SPECIALTY.


RICHARD W. VAGUE, A TRUSTEE OF THE TRUST, AGE 42.


     MR. VAGUE HAS BEEN THE PRESIDENT AND A DIRECTOR OF
     FIRST USA, INC. SINCE 1991, THE CHAIRMAN AND CEO
     OF FIRST USA BANK SINCE 1995, THE CHAIRMAN OF
     FIRST USA, FSB SINCE 1996 AND A DIRECTOR OF FIRST
     USA PAYMENTECH AND PHYSICIAN SUPPORT SYSTEMS, INC.
     SINCE 1996.  FROM 1987 UNTIL 1995, MR. VAGUE WAS
     PRESIDENT AND CEO OF FIRST USA BANK.


ROBERT D. HARRISON, A TRUSTEE OF THE TRUST, AGE 74.

     MR. HARRISON WAS A DIRECTOR OF FIDELITY MUTUAL
     LIFE INSURANCE COMPANY FROM 1969 TO 1992, OF
     MERITOR SAVINGS BANK FROM 1978 TO 1992 AND OF PECO
     ENERGY CO. FROM 1970 TO 1994.  MR. HARRISON ALSO
     SERVED AS A TRUSTEE OF MUTUAL ASSURANCE COMPANY
     FROM 1974 TO 1993.

JEFFREY RUGEN, SECRETARY OF THE TRUST, AGE 38.


     MR. RUGEN HAS BEEN A TRADER WITH GCM SINCE 1994.
FROM 1992-1994 MR. RUGEN WAS A TRADER WITH PNC BANK AND
FROM 1986-1992 WAS A TRADER WITH PENN GROUP.


     THE ADDRESS FOR MESSRS. CRUICE, GOULD AND RUGEN IS
GREENVILLE CAPITAL MANAGEMENT, INC., 100 SOUTH ROCKLAND
FALLS ROAD, ROCKLAND, DELAWARE, 19732.  THE ADDRESS FOR
DR. UTSINGER IS 8909 CREFIELD STREET, PHILADELPHIA,
PENNSYLVANIA, 19118.  THE ADDRESS FOR MR. VAGUE IS 201
N. WALNUT, 15TH FLOOR, WILMINGTON, DELAWARE, 19801.
THE ADDRESS FOR MR. HARRISON IS 74 PARKRIDGE DRIVE,
BRYN MAWR, PENNSYLVANIA, 19010.


     AS OF FEBRUARY 1, 1998, OFFICERS AND TRUSTEES OF
THE TRUST BENEFICIALLY OWNED 439,832 SHARES OF
BENEFICIAL INTEREST IN THE FUND, WHICH WAS 47.1% OF THE
FUND'S THEN OUTSTANDING SHARES.  TRUSTEES AND OFFICERS
OF THE TRUST WHO ARE OFFICERS, DIRECTORS, EMPLOYEES OR
SHAREHOLDERS OF GCM DO NOT RECEIVE ANY REMUNERATION
FROM THE TRUST OR THE FUND FOR SERVING AS TRUSTEES OR
OFFICERS.


     EACH TRUSTEE WHO IS NOT DEEMED AN "INTERESTED
PERSON," AS DEFINED IN THE INVESTMENT COMPANY ACT,
RECEIVES $ 1,000 PER YEAR PAYABLE IN FUND SHARES ON
SEPTEMBER 30TH.  THE BOARD ANTICIPATES HOLDING FOUR
MEETINGS DURING 1998.


                PRINCIPAL SHAREHOLDERS

     AS OF FEBRUARY 1, 1998 THE FOLLOWING PERSONS OWNED
OF RECORD OR ARE KNOWN BY THE COMPANY TO OWN OF RECORD
OR BENEFICIALLY 5% OR MORE OF THE OUTSTANDING SHARES OF
THE FUND:


     NAME AND ADDRESS                     NO. SHARES       PERCENTAGE

     CHARLES S. CRUICE                      432,978           45.3%
     GREENVILLE CAPITAL MANAGEMENT, INC.
     100 SOUTH ROCKLAND FALLS ROAD
     ROCKLAND, DELAWARE, 19732

     THEODORE M. REGAN, JR.                 55,496             5.8%
     28 RIDGEWOOD ROAD
     RADNOR, PENNSYLVANIA, 19087




     AS OF JANUARY 30, 1998, MR. CRUICE OWNED A
CONTROLLING INTEREST IN THE FUND.  SHAREHOLDERS WITH A
CONTROLLING INTEREST COULD AFFECT THE OUTCOME OF PROXY
VOTING OR THE DIRECTION OF MANAGEMENT OF THE FUND.

                INVESTMENT ADVISOR

     GCM IS THE INVESTMENT ADVISOR TO THE FUND.  MR.
CHARLES S. CRUICE CONTROLS GCM AND IS THE PRESIDENT AND
A DIRECTOR OF GCM.  MS. KATHRYN S. CRUICE IS THE
SECRETARY AND A DIRECTOR OF GCM.  MR. CHARLES S. CRUICE
OWNS A VOTING MAJORITY INTEREST IN GCM. MR. RICHARD H.
GOULD IS A VICE PRESIDENT AND OFFICER OF GCM.  A BRIEF
DESCRIPTION OF THE FUND'S INVESTMENT ADVISORY AGREEMENT
IS SET FORTH IN EACH PROSPECTUS UNDER "MANAGEMENT."

     THE FUND'S INVESTMENT ADVISORY AGREEMENT IS DATED
NOVEMBER 18, 1996 (THE "ADVISORY AGREEMENT").  THE
ADVISORY AGREEMENT HAS AN INITIAL TERM OF TWO YEARS AND
THEREAFTER IS REQUIRED TO BE APPROVED ANNUALLY BY THE
BOARD OF TRUSTEES OF THE TRUST OR BY VOTE OF A MAJORITY
OF THE FUND'S OUTSTANDING VOTING SECURITIES (AS DEFINED
IN THE INVESTMENT COMPANY ACT).  EACH ANNUAL RENEWAL
MUST ALSO BE APPROVED BY THE VOTE OF A MAJORITY OF THE
TRUSTEES WHO ARE NOT PARTIES TO THE ADVISORY AGREEMENT
OR INTERESTED PERSONS OF ANY SUCH PARTY, CAST IN PERSON
AT A MEETING CALLED FOR THE PURPOSE OF VOTING ON SUCH
APPROVAL.  THE ADVISORY AGREEMENT WAS APPROVED BY THE
VOTE OF A MAJORITY OF THE TRUST'S TRUSTEES WHO ARE NOT
PARTIES TO THE ADVISORY AGREEMENT OR INTERESTED PERSONS
OF ANY SUCH PARTY ON OCTOBER 22,1996 AND BY THE INITIAL
SHAREHOLDERS OF THE FUND ON OCTOBER 22, 1996.  THE
ADVISORY AGREEMENT IS TERMINABLE WITHOUT PENALTY, ON 60
DAYS' WRITTEN NOTICE BY THE BOARD OF TRUSTEES OF THE
TRUST BY VOTE OF A MAJORITY OF THE TRUST'S OUTSTANDING
VOTING SECURITIES, OR BY GCM, AND WILL TERMINATE
AUTOMATICALLY IN THE EVENT OF ITS ASSIGNMENT.

     UNDER THE TERMS OF THE ADVISORY AGREEMENT, GCM
MANAGES THE FUND'S INVESTMENTS SUBJECT TO THE
SUPERVISION OF THE TRUST'S BOARD OF TRUSTEES.  GCM IS
RESPONSIBLE FOR INVESTMENT DECISIONS AND SUPPLIES
INVESTMENT RESEARCH AND PORTFOLIO MANAGEMENT.  AT ITS
EXPENSE, GCM PROVIDES OFFICE SPACE AND ALL NECESSARY
OFFICE FACILITIES, EQUIPMENT AND PERSONNEL FOR
SERVICING THE INVESTMENTS OF THE FUND.

     AS COMPENSATION FOR ITS SERVICES, THE TRUST, ON
BEHALF OF THE FUND, PAYS TO GCM A MONTHLY ADVISORY FEE
AT THE ANNUAL RATE OF 1.00% OF THE AVERAGE DAILY NET
ASSET VALUE OF THE FUND.  SEE "DETERMINATION OF NET
ASSET VALUE" IN THE PROSPECTUSES.  FROM TIME TO TIME,
GCM MAY VOLUNTARILY WAIVE ALL OR A PORTION OF ITS
MANAGEMENT FEE FOR THE FUND.  THE ORGANIZATIONAL
EXPENSES OF THE FUND WERE ADVANCED BY GCM AND HAVE BEEN
REIMBURSED BY THE FUND.  THE ORGANIZATIONAL EXPENSES
FOR THE FUND WERE APPROXIMATELY $ 34,100.  DURING THE
YEAR ENDED SEPTEMBER 30, 1997, GCM RECEIVED NO
COMPENSATION FROM THE FUND FOR ITS SERVICES UNDER THE
ADVISORY AGREEMENT.  THE AMOUNT RECEIVED BY GCM FOR
SUCH SERVICES WOULD HAVE BEEN $53,871 HAD GCM NOT
WAIVED ITS FEES DURING THE YEAR ENDED SEPTEMBER 30,
1997.




                      UNDERWRITER

     UNDER A DISTRIBUTION AGREEMENT DATED NOVEMBER 18,
1996 (THE "DISTRIBUTION AGREEMENT"), AMERIPRIME
FINANCIAL SECURITIES, INC. (THE "DISTRIBUTOR") ACTS AS
UNDERWRITER OF THE FUND'S SHARES.  THE DISTRIBUTION
AGREEMENT PROVIDES THAT THE DISTRIBUTOR WILL USE ITS
BEST EFFORTS TO DISTRIBUTE THE FUND'S SHARES.  THE
RETAIL SHARES ARE OFFERED FOR SALE BY THE FUND
CONTINUOUSLY AT NET ASSET VALUE PER SHARE PLUS A
MAXIMUM INITIAL SALES CHARGE OF 3.00% OF THE OFFERING
PRICE.  NO SALES CHARGE IS IMPOSED ON THE REINVESTMENT
OF DIVIDENDS OR CAPITAL GAINS.  CERTAIN OTHER
EXCEPTIONS TO THE IMPOSITION OF THIS SALES CHARGE
APPLY, AS DISCUSSED MORE FULLY IN THE RETAIL CLASS
PROSPECTUSES UNDER THE CAPTION "HOW TO PURCHASE FUND
SHARES -- PURCHASES AT NET ASSET VALUE." THESE
EXCEPTIONS ARE MADE AVAILABLE BECAUSE MINIMAL OR NO
SALES EFFORT IS REQUIRED WITH RESPECT TO THE CATEGORIES
OF INVESTORS SO EXCEPTED.  PURSUANT TO THE TERMS OF THE
DISTRIBUTION AGREEMENT, EITHER THE DISTRIBUTOR OR GCM
BEARS THE COSTS OF PRINTING PROSPECTUSES AND
SHAREHOLDER REPORTS WHICH ARE USED FOR SELLING
PURPOSES, AS WELL AS ADVERTISING AND ANY OTHER COSTS
ATTRIBUTABLE TO THE DISTRIBUTION OF FUND SHARES.  THE
DISTRIBUTION AGREEMENT IS SUBJECT TO THE SAME
TERMINATION AND RENEWAL PROVISIONS AS ARE DESCRIBED
ABOVE WITH RESPECT TO THE ADVISORY AGREEMENT, EXCEPT
THAT THE DISTRIBUTION AGREEMENT NEED NOT BE APPROVED BY
THE FUND'S SHAREHOLDERS.


                   DISTRIBUTION PLAN

     DESCRIPTION OF PLAN

     THE FUND HAS ADOPTED A PLAN PURSUANT TO RULE 12B-1
UNDER THE INVESTMENT COMPANY ACT (THE "PLAN"), WHICH
REQUIRES THE RETAIL CLASS TO PAY THE DISTRIBUTOR, IN
ITS CAPACITY AS THE PRINCIPAL UNDERWRITER OF FUND
SHARES, A DISTRIBUTION FEE OF UP TO 0.25% PER ANNUM OF
THE RETAIL CLASS' AVERAGE DAILY NET ASSETS.  UNDER THE
TERMS OF THE PLAN, THE DISTRIBUTOR IS AUTHORIZED TO, IN
TURN, PAY ALL OR A PORTION OF THIS FEE TO ANY
SECURITIES DEALER, FINANCIAL INSTITUTION OR ANY OTHER
PERSON (THE "RECIPIENT") WHO RENDERS ASSISTANCE IN
DISTRIBUTING OR PROMOTING THE SALE OF RETAIL CLASS
SHARES PURSUANT TO A WRITTEN AGREEMENT (THE "RELATED
AGREEMENT").  TO THE EXTENT SUCH FEE IS NOT PAID TO
SUCH PERSONS, THE DISTRIBUTOR MAY USE THE FEE FOR ITS
OWN DISTRIBUTION EXPENSES INCURRED IN CONNECTION WITH
THE SALE OF THE RETAIL CLASS' SHARES, ALTHOUGH IT IS
THE

DISTRIBUTOR'S CURRENT INTENTION TO PAY OUT ALL OR
MOST OF THE FEE.  A FORM OF THE RELATED AGREEMENT
REFERRED TO ABOVE HAS BEEN APPROVED BY A MAJORITY OF
THE BOARD OF TRUSTEES, AND OF THE DISINTERESTED
TRUSTEES VOTING SEPARATELY.  ACCORDINGLY, GCM MAY ENTER
INTO RELATED AGREEMENTS WITH SECURITIES DEALERS,
FINANCIAL INSTITUTIONS OR OTHER PERSONS WITHOUT FURTHER
BOARD APPROVAL.  DURING THE YEAR ENDED SEPTEMBER 30,
1997, $449 WAS SPENT UNDER THE PLAN.

     PURSUANT TO THE TERMS OF THE PLAN, PAYMENT OF THE
DISTRIBUTION FEE IS TO BE MADE QUARTERLY, WITHIN 30
DAYS AFTER THE CLOSE OF THE QUARTER FOR WHICH THE FEE
IS PAYABLE, UPON THE DISTRIBUTOR FORWARDING TO THE
BOARD OF TRUSTEES A WRITTEN REPORT OF ALL AMOUNTS
EXPENDED PURSUANT TO THE PLAN; PROVIDED, HOWEVER, THAT
THE AGGREGATE PAYMENTS BY THE RETAIL CLASS UNDER THE
PLAN IN ANY MONTH TO THE DISTRIBUTOR AND ALL RECIPIENTS
MAY NOT EXCEED 0.25% OF THE RETAIL CLASS' AVERAGE NET
ASSETS FOR THAT QUARTER; AND PROVIDED FURTHER THAT NO
FEE MAY BE PAID IN EXCESS OF THE DISTRIBUTION EXPENSES
AS SET FORTH IN THE QUARTERLY WRITTEN REPORT.  THUS,
THE PLAN DOES NOT PROVIDE FOR THE PAYMENT OF
DISTRIBUTION FEES IN SUBSEQUENT PERIODS THAT RELATE TO
EXPENSES INCURRED IN PRIOR PERIODS.

     THE PLAN, AND ANY RELATED AGREEMENT WHICH IS
ENTERED INTO, WILL CONTINUE IN EFFECT FOR A PERIOD OF
MORE THAN ONE YEAR ONLY SO LONG AS ITS CONTINUANCE IS
SPECIFICALLY APPROVED AT LEAST ANNUALLY BY A VOTE OF A
MAJORITY OF THE FUND'S BOARD OF TRUSTEES, AND OF THE
DISINTERESTED TRUSTEES, CAST IN PERSON AT A MEETING
CALLED FOR THE PURPOSE OF VOTING ON THE PLAN, OR THE
RELATED AGREEMENT, AS APPLICABLE.  IN ADDITION, THE
PLAN, AND ANY RELATED AGREEMENT, MAY BE TERMINATED AT
ANY TIME, WITHOUT PENALTY, BY VOTE OF A MAJORITY OF THE
OUTSTANDING VOTING SECURITIES OF THE RETAIL CLASS, OR
BY VOTE OF A MAJORITY OF DISINTERESTED TRUSTEES, ON NOT
MORE THAN SIXTY (60) DAYS' WRITTEN NOTICE.

     ANTICIPATED BENEFITS TO THE RETAIL CLASS

     PRIOR TO APPROVING THE PLAN, THE BOARD OF TRUSTEES
WAS FURNISHED WITH A COPY OF THE PLAN AND RELATED
MATERIALS, INCLUDING INFORMATION RELATING TO THE
ADVANTAGES AND DISADVANTAGES OF 12B-1 PLANS CURRENTLY
BEING USED IN THE MUTUAL FUND INDUSTRY.  LEGAL COUNSEL
FOR THE FUND PROVIDED ADDITIONAL INFORMATION,
SUMMARIZED THE PROVISIONS OF THE PROPOSED PLAN AND
DISCUSSED THE LEGAL AND REGULATORY CONSIDERATIONS IN
ADOPTING SUCH PLAN.

     THE BOARD CONSIDERED VARIOUS FACTORS IN CONNECTION
WITH ITS DECISION TO APPROVE THE PLAN, INCLUDING:  (A)
THE NATURE AND CAUSES OF THE CIRCUMSTANCES WHICH MADE
IMPLEMENTATION OF THE PLAN NECESSARY AND APPROPRIATE;
(B) THE WAY IN WHICH THE PLAN WOULD ADDRESS THOSE
CIRCUMSTANCES, INCLUDING THE NATURE AND POTENTIAL
AMOUNT OF EXPENDITURES; (C) THE NATURE OF THE
ANTICIPATED BENEFITS; (D) THE MERITS OF POSSIBLE
ALTERNATIVE PLANS OR PRICING STRUCTURES; (E) THE
RELATIONSHIP OF THE PLAN TO OTHER DISTRIBUTION EFFORTS
OF THE RETAIL CLASS, INCLUDING THE IMPOSITION OF THE
3.00% FRONT-END SALES LOAD, SUBJECT TO CERTAIN
EXCEPTIONS; AND (F) THE POSSIBLE BENEFITS OF THE PLAN
TO ANY OTHER PERSON RELATIVE TO THOSE OF THE RETAIL
CLASS.

     BASED UPON ITS REVIEW OF THE FOREGOING FACTORS AND
THE MATERIAL PRESENTED TO IT, AND IN LIGHT OF ITS
FIDUCIARY DUTIES UNDER RELEVANT STATE LAW AND THE
INVESTMENT COMPANY ACT, THE BOARD DETERMINED, IN THE
EXERCISE OF ITS BUSINESS JUDGMENT, THAT THE PLAN WAS
REASONABLY LIKELY TO BENEFIT THE RETAIL CLASS AND ITS
SHAREHOLDERS IN AT LEAST ONE OR SEVERAL POTENTIAL WAYS.
SPECIFICALLY, THE BOARD CONCLUDED THAT THE DISTRIBUTOR
AND ANY RECIPIENTS OPERATING UNDER RELATED AGREEMENTS
WOULD HAVE LITTLE OR NO INCENTIVE TO INCUR PROMOTIONAL
EXPENSES ON BEHALF OF THE RETAIL CLASS IF A RULE 12B-1
PLAN WERE NOT IN PLACE TO REIMBURSE THEM, THUS MAKING
THE ADOPTION OF SUCH PLAN IMPORTANT TO THE RETAIL
CLASS.  IN ADDITION, THE BOARD DETERMINED THAT THE
PAYMENT OF DISTRIBUTION FEES TO THESE PERSONS SHOULD
MOTIVATE THEM TO MAINTAIN AND ENHANCE THE LEVEL OF
SERVICE PROVIDED TO THE RETAIL CLASS SHAREHOLDERS,
WHICH WOULD, OF COURSE, BENEFIT SUCH SHAREHOLDERS.
FINALLY, THE ADOPTION OF THE PLAN WOULD LIKELY LEAD TO
AN INCREASE IN NET ASSETS UNDER MANAGEMENT, GIVEN THE
ENHANCED MARKETING EFFORTS ON THE PART OF THE
DISTRIBUTOR AND RECIPIENTS TO SELL FUND SHARES.

     WHILE THERE IS NO ASSURANCE THAT THE EXPENDITURE
OF RETAIL CLASS ASSETS TO FINANCE DISTRIBUTION OF
RETAIL CLASS SHARES WILL HAVE THE ANTICIPATED RESULTS,
THE BOARD OF TRUSTEES BELIEVES THERE IS A REASONABLE
LIKELIHOOD THAT ONE OR MORE OF SUCH BENEFITS WILL
RESULT, AND SINCE THE BOARD WILL BE IN A POSITION TO
MONITOR THE DISTRIBUTION EXPENSES OF THE RETAIL CLASS,
IT WILL BE ABLE TO EVALUATE THE BENEFIT OF SUCH
EXPENDITURES IN DECIDING WHETHER TO CONTINUE THE PLAN.


         PORTFOLIO TRANSACTIONS AND BROKERAGE

     AS INVESTMENT ADVISOR TO THE FUND, GCM IS
RESPONSIBLE FOR DECISIONS TO BUY AND SELL SECURITIES
FOR THE FUND AND FOR THE PLACEMENT OF THE FUND'S
PORTFOLIO BUSINESS, THE NEGOTIATION OF THE COMMISSIONS
TO BE PAID ON SUCH TRANSACTIONS AND THE ALLOCATION OF
PORTFOLIO BROKERAGE AND PRINCIPAL BUSINESS.  IT IS THE
POLICY OF GCM TO SEEK THE BEST EXECUTION AT THE BEST
SECURITY PRICE AVAILABLE WITH RESPECT TO EACH
TRANSACTION, IN LIGHT OF THE OVERALL QUALITY OF
BROKERAGE AND RESEARCH SERVICES PROVIDED TO GCM OR THE
FUND.  THE BEST PRICE TO THE FUND MEANS THE BEST NET
PRICE WITHOUT REGARD TO THE MIX BETWEEN PURCHASE OR
SALE PRICE AND COMMISSION, IF ANY.  PURCHASES MAY BE
MADE FROM UNDERWRITERS, DEALERS,

AND, ON OCCASION, THE
ISSUERS.  COMMISSIONS WILL BE PAID ON THE FUND'S
FUTURES AND OPTIONS TRANSACTIONS, IF ANY.  THE PURCHASE
PRICE OF PORTFOLIO SECURITIES PURCHASED FROM AN
UNDERWRITER OR DEALER MAY INCLUDE UNDERWRITING
COMMISSIONS AND DEALER SPREADS.  THE FUND MAY PAY
MARK-UPS ON PRINCIPAL TRANSACTIONS.  IN SELECTING
BROKER-DEALERS AND IN NEGOTIATING COMMISSIONS, GCM
CONSIDERS THE FIRM'S RELIABILITY, THE QUALITY OF ITS
EXECUTION SERVICES ON A CONTINUING BASIS AND ITS
FINANCIAL CONDITION.  BROKERAGE WILL NOT BE ALLOCATED
BASED ON THE SALE OF THE FUND'S SHARES.

     THE AGGREGATE AMOUNT OF BROKERAGE COMMISSIONS PAID
BY THE FUND FOR THE YEAR ENDED SEPTEMBER 30, 1997 WAS
$8,784.

     SECTION 28(E) OF THE SECURITIES EXCHANGE ACT OF
1934 ("SECTION 28(E)") PERMITS AN INVESTMENT ADVISOR,
UNDER CERTAIN CIRCUMSTANCES, TO CAUSE AN ACCOUNT TO PAY
A BROKER OR DEALER WHO SUPPLIES BROKERAGE AND RESEARCH
SERVICES A COMMISSION FOR EFFECTING A TRANSACTION IN
EXCESS OF THE AMOUNT OF COMMISSION ANOTHER BROKER OR
DEALER WOULD HAVE CHARGED FOR EFFECTING THE
TRANSACTION.  BROKERAGE AND RESEARCH SERVICES INCLUDE
(A) FURNISHING ADVICE AS TO THE VALUE OF SECURITIES,
THE ADVISABILITY OF INVESTING, PURCHASING OR SELLING
SECURITIES, AND THE AVAILABILITY OF SECURITIES OR
PURCHASERS OR SELLERS OF SECURITIES; (B) FURNISHING
ANALYSES AND REPORTS CONCERNING ISSUERS, INDUSTRIES,
SECURITIES, ECONOMIC FACTORS AND TRENDS, PORTFOLIO
STRATEGY, AND THE PERFORMANCE OF ACCOUNTS; AND (C)
EFFECTING SECURITIES TRANSACTIONS AND PERFORMING
FUNCTIONS INCIDENTAL THERETO (SUCH AS CLEARANCE,
SETTLEMENT, AND CUSTODY).

     GCM IS RESPONSIBLE FOR SELECTING BROKERS IN
CONNECTION WITH SECURITIES TRANSACTIONS.  IN SELECTING
SUCH BROKERS, GCM CONSIDERS INVESTMENT AND MARKET
INFORMATION AND OTHER RESEARCH, SUCH AS ECONOMIC,
SECURITIES AND PERFORMANCE MEASUREMENT RESEARCH,
PROVIDED BY SUCH BROKERS, AND THE QUALITY AND
RELIABILITY OF BROKERAGE SERVICES, INCLUDING EXECUTION
CAPABILITY, PERFORMANCE, AND FINANCIAL RESPONSIBILITY.
ACCORDINGLY, THE COMMISSIONS CHARGED BY ANY SUCH BROKER
MAY BE GREATER THAN THE AMOUNT ANOTHER FIRM MIGHT
CHARGE IF GCM DETERMINES IN GOOD FAITH THAT THE AMOUNT
OF SUCH COMMISSIONS IS REASONABLE IN RELATION TO THE
VALUE OF THE RESEARCH INFORMATION AND BROKERAGE
SERVICES PROVIDED BY SUCH BROKER TO THE FUND.  GCM
BELIEVES THAT THE RESEARCH INFORMATION RECEIVED IN THIS
MANNER PROVIDES THE FUND WITH BENEFITS BY SUPPLEMENTING
THE RESEARCH OTHERWISE AVAILABLE TO THE FUND.  THE
ADVISORY AGREEMENT PROVIDES THAT SUCH HIGHER
COMMISSIONS WILL NOT BE PAID BY THE FUND UNLESS (A) GCM
DETERMINES IN GOOD FAITH THAT THE AMOUNT IS REASONABLE
IN RELATION TO THE SERVICES IN TERMS OF THE PARTICULAR
TRANSACTION OR IN TERMS OF GCM'S OVERALL
RESPONSIBILITIES; AND (B) SUCH PAYMENT IS MADE IN
COMPLIANCE WITH THE PROVISIONS OF SECTION 28(E) AND
OTHER APPLICABLE STATE AND FEDERAL LAWS.  THE
INVESTMENT ADVISORY FEES PAID BY THE FUND UNDER THE
ADVISORY AGREEMENT ARE NOT REDUCED AS A RESULT OF GCM'S
RECEIPT OF RESEARCH SERVICES.

     GCM PLACES PORTFOLIO TRANSACTIONS FOR OTHER
ADVISORY ACCOUNTS MANAGED BY GCM.  RESEARCH SERVICES
FURNISHED BY FIRMS THROUGH WHICH THE FUND EFFECTS ITS
SECURITIES TRANSACTIONS MAY BE USED BY GCM IN SERVICING
ALL OF ITS ACCOUNTS; NOT ALL OF SUCH SERVICES MAY BE
USED BY GCM IN CONNECTION WITH THE FUND.  GCM BELIEVES
IT IS NOT POSSIBLE TO MEASURE SEPARATELY THE BENEFITS
FROM RESEARCH SERVICES TO EACH OF THE ACCOUNTS
(INCLUDING THE FUND) MANAGED BY IT.  BECAUSE THE VOLUME
AND NATURE OF THE TRADING ACTIVITIES OF THE ACCOUNTS
ARE NOT UNIFORM, THE AMOUNT OF COMMISSIONS IN EXCESS OF
THOSE CHARGED BY ANOTHER BROKER PAID BY EACH ACCOUNT
FOR BROKERAGE AND RESEARCH SERVICES WILL VARY.
HOWEVER, GCM BELIEVES SUCH COSTS TO THE FUND WILL NOT
BE DISPROPORTIONATE TO THE BENEFITS RECEIVED BY THE
FUND ON A CONTINUING BASIS.  GCM SEEKS TO ALLOCATE
PORTFOLIO TRANSACTIONS EQUITABLY WHENEVER CONCURRENT
DECISIONS ARE MADE TO PURCHASE OR SELL SECURITIES BY
THE FUND AND ANOTHER ADVISORY ACCOUNT.  IN SOME CASES,
THIS PROCEDURE COULD HAVE AN ADVERSE EFFECT ON THE
PRICE OR THE AMOUNT OF SECURITIES AVAILABLE TO THE
FUND.  IN MAKING SUCH ALLOCATIONS BETWEEN THE FUND AND
OTHER ADVISORY ACCOUNTS, THE MAIN FACTORS CONSIDERED BY
GCM ARE THE RESPECTIVE INVESTMENT OBJECTIVES, THE
RELATIVE SIZE OF PORTFOLIO HOLDINGS OF THE SAME OR
COMPARABLE SECURITIES, THE AVAILABILITY OF CASH FOR
INVESTMENT AND THE SIZE OF INVESTMENT COMMITMENTS
GENERALLY HELD.

     THE FUND ANTICIPATES THAT ITS PORTFOLIO TURNOVER
RATE MAY EXCEED 70%, ALTHOUGH SUCH RATE IS NOT EXPECTED
TO EXCEED 110%.  THE FUND'S PORTFOLIO TURNOVER RATE FOR
THE PERIOD DECEMBER 1, 1996 TO SEPTEMBER 30, 1997 WAS
204.05% DUE TO COMPLIANCE WITH THE SHORT-SHORT TEST
WHICH HAS SINCE BEEN REPEALED.  THE ANNUAL PORTFOLIO
TURNOVER RATE INDICATES CHANGES IN THE FUND'S
PORTFOLIO; FOR INSTANCE, A RATE OF 100% WOULD RESULT IF
ALL THE SECURITIES IN THE PORTFOLIO (EXCLUDING
SECURITIES WHOSE MATURITIES AT ACQUISITION WERE ONE
YEAR OR LESS) AT THE BEGINNING OF AN ANNUAL PERIOD HAD
BEEN REPLACED BY THE END OF THE PERIOD.  THE TURNOVER
RATE MAY VARY FROM YEAR TO YEAR, AS WELL AS WITHIN A
YEAR, AND MAY BE AFFECTED BY PORTFOLIO SALES NECESSARY
TO MEET CASH REQUIREMENTS FOR REDEMPTIONS OF THE FUND'S
SHARES.


                       CUSTODIAN

     AS CUSTODIAN OF THE FUND'S ASSETS, FIRSTAR TRUST
COMPANY ("FIRSTAR") MUTUAL FUND SERVICES, THIRD FLOOR,
615 EAST MICHIGAN STREET, MILWAUKEE, WISCONSIN 53202,
HAS CUSTODY OF ALL SECURITIES AND CASH OF THE FUND,
DELIVERS AND RECEIVES PAYMENT FOR SECURITIES SOLD,
RECEIVES AND PAYS FOR SECURITIES PURCHASED, COLLECTS
INCOME FROM INVESTMENTS AND

PERFORMS OTHER DUTIES, ALL
AS DIRECTED BY THE OFFICERS OF THE TRUST.  THE
CUSTODIAN IS IN NO WAY RESPONSIBLE FOR ANY OF THE
INVESTMENT POLICIES OR DECISIONS OF THE FUND.


     TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

     FIRSTAR ALSO ACTS AS TRANSFER AGENT AND DIVIDEND-
DISBURSING AGENT FOR THE FUND.  FIRSTAR IS COMPENSATED
BASED ON AN ANNUAL FEE PER OPEN ACCOUNT OF $14, PLUS
OUT-OF-POCKET EXPENSES SUCH AS POSTAGE AND PRINTING
EXPENSES IN CONNECTION WITH SHAREHOLDER COMMUNICATIONS.
FIRSTAR ALSO RECEIVES AN ANNUAL FEE PER CLOSED ACCOUNT
OF $14.


                         TAXES

     AS INDICATED UNDER "INCOME DIVIDENDS, CAPITAL
GAINS DISTRIBUTIONS, AND TAX TREATMENT" IN THE
PROSPECTUSES, IT IS THE TRUST'S INTENT, ON BEHALF OF
THE FUND, TO QUALIFY ANNUALLY AS A "REGULATED
INVESTMENT COMPANY" UNDER THE CODE.  THIS QUALIFICATION
DOES NOT INVOLVE GOVERNMENT SUPERVISION OF THE FUND'S
MANAGEMENT PRACTICES OR POLICIES.

     A DIVIDEND OR CAPITAL GAINS DISTRIBUTION RECEIVED
SHORTLY AFTER THE PURCHASE OF SHARES REDUCES THE NET
ASSET VALUE OF SHARES BY THE AMOUNT OF THE DIVIDEND OR
DISTRIBUTION AND, ALTHOUGH IN EFFECT A RETURN OF
CAPITAL, WILL BE SUBJECT TO INCOME TAXES.  NET GAIN ON
THE SALE OF SECURITIES WHEN REALIZED AND DISTRIBUTED IS
TAXABLE AS CAPITAL GAIN.  IF THE NET ASSET VALUE OF
SHARES WERE REDUCED BELOW A SHAREHOLDER'S COST BY
DISTRIBUTION OF GAINS REALIZED ON SALES OF SECURITIES,
SUCH DISTRIBUTION WOULD BE A RETURN OF INVESTMENT
ALTHOUGH TAXABLE AS STATED ABOVE.


           DETERMINATION OF NET ASSET VALUE

     AS SET FORTH IN THE PROSPECTUSES UNDER THE SAME
CAPTION, THE NET ASSET VALUE OF EACH CLASS WILL BE
DETERMINED AS OF THE CLOSE OF TRADING ON EACH DAY THE
NEW YORK STOCK EXCHANGE IS OPEN FOR TRADING.  THE FUND
IS NOT REQUIRED TO DETERMINE NET ASSET VALUE ON DAYS
THE NEW YORK STOCK EXCHANGE IS CLOSED AND AT OTHER
TIMES DESCRIBED IN THE PROSPECTUS.  THE NEW YORK STOCK
EXCHANGE IS CLOSED ON NEW YEAR'S DAY, MARTIN LUTHER
KING, JR. DAY, PRESIDENT'S DAY, GOOD FRIDAY, MEMORIAL
DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY, AND
CHRISTMAS DAY.  ADDITIONALLY, IF ANY OF THE
AFOREMENTIONED HOLIDAYS FALLS ON A SATURDAY, THE NEW
YORK STOCK EXCHANGE WILL NOT BE OPEN FOR TRADING ON THE
PRECEDING FRIDAY AND WHEN SUCH HOLIDAY FALLS ON A
SUNDAY, THE NEW YORK STOCK EXCHANGE WILL NOT BE OPEN
FOR TRADING ON THE SUCCEEDING MONDAY, UNLESS UNUSUAL
BUSINESS CONDITIONS EXIST, SUCH AS THE ENDING OF A
MONTHLY OR THE YEARLY ACCOUNTING PERIOD.


                 SHAREHOLDER MEETINGS

     DELAWARE LAW PERMITS REGISTERED INVESTMENT
COMPANIES, SUCH AS THE TRUST, TO OPERATE WITHOUT AN
ANNUAL MEETING OF SHAREHOLDERS UNDER SPECIFIED
CIRCUMSTANCES IF AN ANNUAL MEETING IS NOT REQUIRED BY
THE INVESTMENT COMPANY ACT.  THE TRUST HAS ADOPTED THE
APPROPRIATE PROVISIONS IN ITS BYLAWS AND MAY, AT ITS
DISCRETION, NOT HOLD AN ANNUAL MEETING IN ANY YEAR IN
WHICH THE ELECTION OF TRUSTEES IS NOT REQUIRED TO BE
ACTED ON BY SHAREHOLDERS UNDER THE INVESTMENT COMPANY
ACT.

     THE TRUST'S BYLAWS ALSO CONTAIN PROCEDURES FOR THE
REMOVAL OF TRUSTEES BY SHAREHOLDERS.  AT ANY MEETING OF
SHAREHOLDERS, DULY CALLED AND AT WHICH A QUORUM IS
PRESENT, THE SHAREHOLDERS MAY, BY THE AFFIRMATIVE VOTE
OF THE HOLDERS OF A MAJORITY OF THE VOTES ENTITLED TO
BE CAST THEREON, REMOVE ANY TRUSTEES FROM OFFICE AND
MAY ELECT A SUCCESSOR OR SUCCESSORS TO FILL ANY
RESULTING VACANCIES FOR THE UNEXPIRED TERMS OF REMOVED
TRUSTEES.

     UPON THE WRITTEN REQUEST OF THE HOLDERS OF SHARES
ENTITLED TO NOT LESS THAN TEN PERCENT (10%) OF ALL THE
VOTES ENTITLED TO BE CAST AT SUCH MEETING, THE
SECRETARY OF THE TRUST SHALL PROMPTLY CALL A SPECIAL
MEETING OF SHAREHOLDERS FOR THE PURPOSE OF VOTING UPON
THE QUESTION OF REMOVAL OF ANY TRUSTEE.  WHENEVER TEN
OR MORE SHAREHOLDERS OF RECORD WHO HAVE BEEN SUCH FOR
AT LEAST SIX MONTHS PRECEDING THE DATE OF APPLICATION,
AND WHO HOLD IN THE AGGREGATE EITHER SHARES HAVING A
NET ASSET VALUE OF AT LEAST $25,000 OR AT LEAST ONE
PERCENT (1%) OF THE TOTAL OUTSTANDING SHARES, WHICHEVER
IS LESS, SHALL APPLY TO THE TRUST'S SECRETARY IN
WRITING, STATING THAT THEY WISH TO COMMUNICATE WITH
OTHER SHAREHOLDERS WITH A VIEW TO OBTAINING SIGNATURES
TO A REQUEST FOR A MEETING AS DESCRIBED ABOVE AND
ACCOMPANIED BY A FORM OF COMMUNICATION AND REQUEST
WHICH THEY WISH TO TRANSMIT, THE SECRETARY SHALL WITHIN
FIVE BUSINESS DAYS AFTER SUCH APPLICATION EITHER:  (1)
AFFORD TO SUCH APPLICANTS ACCESS TO A LIST OF THE NAMES
AND ADDRESSES OF ALL SHAREHOLDERS AS

RECORDED ON THE
BOOKS OF THE TRUST; OR (2) INFORM SUCH APPLICANTS AS TO
THE APPROXIMATE NUMBER OF SHAREHOLDERS OF RECORD AND
THE APPROXIMATE COST OF MAILING TO THEM THE PROPOSED
COMMUNICATION AND FORM OF REQUEST.

     IF THE SECRETARY ELECTS TO FOLLOW THE COURSE
SPECIFIED IN CLAUSE (2) OF THE LAST SENTENCE OF THE
PRECEDING PARAGRAPH, THE SECRETARY, UPON THE WRITTEN
REQUEST OF SUCH APPLICANTS, ACCOMPANIED BY A TENDER OF
THE MATERIAL TO BE MAILED AND OF THE REASONABLE
EXPENSES OF MAILING, SHALL, WITH REASONABLE PROMPTNESS,
MAIL SUCH MATERIAL TO ALL SHAREHOLDERS OF RECORD AT
THEIR ADDRESSES AS RECORDED ON THE BOOKS UNLESS WITHIN
FIVE BUSINESS DAYS AFTER SUCH TENDER THE SECRETARY
SHALL MAIL TO SUCH APPLICANTS AND FILE WITH THE SEC,
TOGETHER WITH A COPY OF THE MATERIAL TO BE MAILED, A
WRITTEN STATEMENT SIGNED BY AT LEAST A MAJORITY OF THE
BOARD OF TRUSTEES TO THE EFFECT THAT IN THEIR OPINION
EITHER SUCH MATERIAL CONTAINS UNTRUE STATEMENTS OF FACT
OR OMITS TO STATE FACTS NECESSARY TO MAKE THE
STATEMENTS CONTAINED THEREIN NOT MISLEADING, OR WOULD
BE IN VIOLATION OF APPLICABLE LAW, AND SPECIFYING THE
BASIS OF SUCH OPINION.

     AFTER OPPORTUNITY FOR HEARING UPON THE OBJECTIONS
SPECIFIED IN THE WRITTEN STATEMENT SO FILED, THE SEC
MAY, AND IF DEMANDED BY THE BOARD OF TRUSTEES OR BY
SUCH APPLICANTS SHALL, ENTER AN ORDER EITHER SUSTAINING
ONE OR MORE OF SUCH OBJECTIONS OR REFUSING TO SUSTAIN
ANY OF THEM.  IF THE SEC SHALL ENTER AN ORDER REFUSING
TO SUSTAIN ANY OF SUCH OBJECTIONS, OR IF, AFTER THE
ENTRY OF AN ORDER SUSTAINING ONE OR MORE OF SUCH
OBJECTIONS, THE SEC SHALL FIND, AFTER NOTICE AND
OPPORTUNITY FOR HEARING, THAT ALL OBJECTIONS SO
SUSTAINED HAVE BEEN MET, AND SHALL ENTER AN ORDER SO
DECLARING, THE SECRETARY SHALL MAIL COPIES OF SUCH
MATERIAL TO ALL SHAREHOLDERS WITH REASONABLE PROMPTNESS
AFTER THE ENTRY OF SUCH ORDER AND THE RENEWAL OF SUCH
TENDER.


                PERFORMANCE INFORMATION

     AS DESCRIBED IN THE "COMPARISON OF INVESTMENT
RESULTS" SECTION OF EACH CLASS' RESPECTIVE PROSPECTUS,
EACH CLASS' HISTORICAL PERFORMANCE OR RETURN MAY BE
SHOWN IN THE FORM OF VARIOUS PERFORMANCE FIGURES.  THE
FUND MAY OCCASIONALLY CITE STATISTICS TO REFLECT ITS
VOLATILITY OR RISK.  EACH CLASS' PERFORMANCE FIGURES
ARE BASED UPON HISTORICAL RESULTS AND ARE NOT
NECESSARILY REPRESENTATIVE OF FUTURE PERFORMANCE.
FACTORS AFFECTING EACH CLASS' PERFORMANCE INCLUDE
GENERAL MARKET CONDITIONS, OPERATING EXPENSES, THE
IMPOSITION OF SALES CHARGES AND INVESTMENT MANAGEMENT.
ANY ADDITIONAL FEES CHARGED BY A DEALER OR OTHER
FINANCIAL SERVICES FIRM WOULD REDUCE THE RETURNS
DESCRIBED IN THIS SECTION.

TOTAL RETURN

     THE AVERAGE ANNUAL TOTAL RETURN OF EACH CLASS IS
COMPUTED BY FINDING THE AVERAGE ANNUAL COMPOUNDED RATES
OF RETURN OVER THE PERIODS THAT WOULD EQUATE THE
INITIAL AMOUNT INVESTED TO THE ENDING REDEEMABLE VALUE,
ACCORDING TO THE FOLLOWING FORMULA:

                         P(1+T)N = ERV

          P         =    A HYPOTHETICAL INITIAL PAYMENT OF $1,000.
          T         =    AVERAGE ANNUAL TOTAL RETURN.
          N         =    NUMBER OF YEARS.
          ERV       =    ENDING REDEEMABLE VALUE OF A
                         HYPOTHETICAL $1,000 PAYMENT MADE AT
                         THE BEGINNING OF THE STATED PERIODS
                         AT THE END OF THE STATED PERIODS.

     CALCULATION OF EACH CLASS' TOTAL RETURN IS NOT
SUBJECT TO A STANDARDIZED FORMULA.  TOTAL RETURN
PERFORMANCE FOR A SPECIFIC PERIOD IS CALCULATED BY
FIRST TAKING AN INVESTMENT (ASSUMED TO BE $1,000)
("INITIAL INVESTMENT") IN EACH CLASS' RESPECTIVE SHARES
ON THE FIRST DAY OF THE PERIOD AND COMPUTING THE
"ENDING VALUE" OF THAT INVESTMENT AT THE END OF THE
PERIOD.  THE TOTAL RETURN PERCENTAGE IS THEN DETERMINED
BY SUBTRACTING THE INITIAL INVESTMENT FROM THE ENDING
VALUE AND DIVIDING THE REMAINDER BY THE INITIAL
INVESTMENT AND EXPRESSING THE RESULT AS A PERCENTAGE.
WITH RESPECT TO THE RETAIL CLASS, THE CALCULATION
REFLECTS THE DEDUCTION OF THE MAXIMUM INITIAL SALES
CHARGE AND ASSUMES THAT ALL INCOME AND CAPITAL GAINS
DIVIDENDS PAID BY THE RETAIL CLASS HAVE BEEN REINVESTED
AT THE NET ASSET VALUE OF THE RETAIL CLASS ON THE
REINVESTMENT DATES DURING THE PERIOD.  TOTAL RETURN MAY
ALSO BE SHOWN AS THE INCREASED DOLLAR VALUE OF THE
HYPOTHETICAL INVESTMENT OVER THE PERIOD.

     CUMULATIVE TOTAL RETURN REPRESENTS THE SIMPLE
CHANGE IN VALUE OF AN INVESTMENT OVER A STATED PERIOD
AND MAY BE QUOTED AS A PERCENTAGE OR AS A DOLLAR
AMOUNT.  TOTAL RETURNS MAY BE BROKEN DOWN INTO THEIR
COMPONENTS OF INCOME AND CAPITAL (INCLUDING CAPITAL
GAINS AND CHANGES IN SHARE PRICE) IN ORDER TO
ILLUSTRATE THE RELATIONSHIP BETWEEN THESE FACTORS AND
THEIR CONTRIBUTIONS TO TOTAL RETURN.

VOLATILITY

     OCCASIONALLY STATISTICS MAY BE USED TO SPECIFY
FUND VOLATILITY OR RISK.  MEASURES OF VOLATILITY OR
RISK ARE GENERALLY USED TO COMPARE NET ASSET VALUE OR
PERFORMANCE RELATIVE TO A MARKET INDEX.  ONE MEASURE OF
VOLATILITY IS BETA.  BETA IS THE VOLATILITY OF A FUND
RELATIVE TO THE TOTAL MARKET AS REPRESENTED BY THE
STANDARD & POOR'S 500 STOCK INDEX.  A BETA OF MORE THAN
1.00 INDICATES VOLATILITY GREATER THAN THE MARKET, AND
A BETA OF LESS THAN 1.00 INDICATES VOLATILITY LESS THAN
THE MARKET.  ANOTHER MEASURE OF VOLATILITY OR RISK IS
STANDARD DEVIATION.  STANDARD DEVIATION IS USED TO
MEASURE VARIABILITY OF NET ASSET VALUE OR TOTAL RETURN
AROUND AN AVERAGE, OVER A SPECIFIED PERIOD OF TIME.
THE PREMISE IS THAT GREATER VOLATILITY CONNOTES GREATER
RISK UNDERTAKEN IN ACHIEVING PERFORMANCE.

COMPARISONS

     EACH CLASS MAY COMPARE ITS PERFORMANCE TO THAT OF
UNITED STATES TREASURY BILLS, NOTES OR BONDS.  TREASURY
OBLIGATIONS ARE ISSUED IN SELECTED DENOMINATIONS.
RATES OF TREASURY OBLIGATIONS ARE FIXED AT THE TIME OF
ISSUANCE AND PAYMENT OF PRINCIPAL AND INTEREST IS
BACKED BY THE FULL FAITH AND CREDIT OF THE UNITED
STATES TREASURY.  THE MARKET VALUE OF SUCH INSTRUMENTS
WILL GENERALLY FLUCTUATE INVERSELY WITH INTEREST RATES
PRIOR TO MATURITY AND WILL EQUAL PAR VALUE AT MATURITY.
GENERALLY, THE VALUES OF OBLIGATIONS WITH SHORTER
MATURITIES WILL FLUCTUATE LESS THAN THOSE WITH LONGER
MATURITIES.

     FROM TIME TO TIME, IN MARKETING AND OTHER FUND
LITERATURE, EACH CLASS' PERFORMANCE MAY BE COMPARED TO
THE PERFORMANCE OF OTHER MUTUAL FUNDS IN GENERAL OR TO
THE PERFORMANCE OF PARTICULAR TYPES OF MUTUAL FUNDS
WITH SIMILAR INVESTMENT GOALS, AS TRACKED BY
INDEPENDENT ORGANIZATIONS.  AMONG THESE ORGANIZATIONS,
LIPPER ANALYTICAL SERVICES, INC. ("LIPPER"), A WIDELY
USED INDEPENDENT RESEARCH FIRM WHICH RANKS MUTUAL FUNDS
BY OVERALL PERFORMANCE, INVESTMENT OBJECTIVES, AND
ASSETS, MAY BE CITED.  LIPPER PERFORMANCE FIGURES ARE
BASED ON CHANGES IN NET ASSET VALUE, WITH ALL INCOME
AND CAPITAL GAINS DIVIDENDS REINVESTED.  SUCH
CALCULATIONS DO NOT INCLUDE THE EFFECT OF ANY SALES
CHARGES.  THE FUND WILL BE COMPARED TO LIPPER'S
APPROPRIATE FUND CATEGORY, THAT IS, BY FUND OBJECTIVE
AND PORTFOLIO HOLDINGS.

     EACH CLASS' PERFORMANCE MAY ALSO BE COMPARED TO
THE PERFORMANCE OF OTHER MUTUAL FUNDS BY MORNINGSTAR,
INC. ("MORNINGSTAR"), WHICH RATES FUNDS ON THE BASIS OF
HISTORICAL RISK AND TOTAL RETURN.  MORNINGSTAR'S
RATINGS RANGE FROM FIVE STARS (HIGHEST) TO ONE STAR
(LOWEST) AND REPRESENT MORNINGSTAR'S ASSESSMENT OF THE
HISTORICAL RISK LEVEL AND TOTAL RETURN OF A FUND AS A
WEIGHTED AVERAGE FOR 3, 5, AND 10 YEAR PERIODS.
RATINGS ARE NOT ABSOLUTE OR NECESSARILY PREDICTIVE OF
FUTURE PERFORMANCE.

     EVALUATIONS OF EACH CLASS' PERFORMANCE MADE BY
INDEPENDENT SOURCES MAY ALSO BE USED IN ADVERTISEMENTS
CONCERNING A CLASS, INCLUDING REPRINTS OF OR SELECTIONS
FROM, EDITORIALS OR ARTICLES ABOUT A CLASS.  SOURCES
FOR PERFORMANCE AND ARTICLES ABOUT THE FUND MAY INCLUDE
PUBLICATIONS SUCH AS MONEY, FORBES, KIPLINGER'S,
FINANCIAL WORLD, BUSINESS WEEK, U.S. NEWS AND WORLD
REPORT, THE WALL STREET JOURNAL, BARRON'S AND A VARIETY
OF INVESTMENT NEWSLETTERS.

     EACH CLASS MAY COMPARE ITS PERFORMANCE TO A WIDE
VARIETY OF INDICES AND MEASURES OF INFLATION INCLUDING
THE STANDARD & POOR'S INDEX OF 500 STOCKS AND THE
NASDAQ OVER-THE-COUNTER COMPOSITE INDEX.  THERE ARE
DIFFERENCES AND SIMILARITIES BETWEEN THE INVESTMENTS
THAT THE FUND MAY PURCHASE FOR ITS PORTFOLIO AND THE
INVESTMENTS MEASURED BY THESE INDICES.

     INVESTORS MAY WANT TO COMPARE A CLASS' PERFORMANCE
TO THAT OF CERTIFICATES OF DEPOSIT OFFERED BY BANKS AND
OTHER DEPOSITORY INSTITUTIONS.  CERTIFICATES OF DEPOSIT
MAY OFFER FIXED OR VARIABLE INTEREST RATES AND
PRINCIPAL IS GUARANTEED AND MAY BE INSURED.  WITHDRAWAL
OF THE DEPOSITS PRIOR TO MATURITY NORMALLY WILL BE
SUBJECT TO A PENALTY.  RATES OFFERED BY BANKS AND OTHER
DEPOSITORY INSTITUTIONS ARE SUBJECT TO CHANGE AT ANY
TIME SPECIFIED BY THE ISSUING INSTITUTION.

     INVESTORS MAY ALSO WANT TO COMPARE PERFORMANCE OF
A CLASS TO THAT OF MONEY MARKET FUNDS.  MONEY MARKET
FUND YIELDS WILL FLUCTUATE AND SHARES ARE NOT INSURED,
BUT SHARE VALUES USUALLY REMAIN STABLE.


                INDEPENDENT ACCOUNTANTS

     KPMG PEAT MARWICK LLP, 777 EAST WISCONSIN AVENUE,
MILWAUKEE, WISCONSIN 53202, THE FUND'S INDEPENDENT
ACCOUNTANTS, AUDIT AND REPORT ON THE FUND'S ANNUAL
FINANCIAL STATEMENTS.

                     FINANCIAL STATEMENTS

     THE FOLLOWING AUDITED FINANCIAL STATEMENTS OF THE
FUND ARE INCORPORATED HEREIN BY REFERENCE TO THE FUND'S
ANNUAL REPORT FOR THE PERIOD ENDED SEPTEMBER 30, 1997
AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
DECEMBER 3, 1997:


     (A)  SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1997.
     (B)  STATEMENT OF ASSETS AND LIABILITIES AS OF
          SEPTEMBER 30, 1997.
     (C)  STATEMENT OF OPERATIONS FOR THE PERIOD ENDED
          SEPTEMBER 30, 1997.
     (D)  STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIOD
          ENDED SEPTEMBER 30, 1997.
     (E)  FINANCIAL HIGHLIGHTS FOR THE PERIOD ENDED
          SEPTEMBER 30, 1997.
     (F)  NOTES TO FINANCIAL STATEMENTS.
     (G)  REPORT OF INDEPENDENT AUDITORS DATED OCTOBER 15,
          1997.

                       APPENDIX

                  SHORT-TERM RATINGS

      Standard & Poor's Commercial Paper Ratings

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.


     Ratings graded into several categories, ranging from `A-1' for the highest quality obligations to `D' for the lowest. These categories are as follows:


     A-1 This highest category indicates that the degree of safety regarding timely payment is strong.
Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.


     A-2  Capacity  for timely payment on  issues  with
this   designation  is  satisfactory.    However,   the
relative degree of safety is not as high as for issues designated `A-1'.




     A-3 Issues carrying this designation have adequate
capacity  for timely payment.  They are, however,  more
vulnerable  to  the  adverse  effects  of  changes   in
circumstances than obligations carrying the higher designations.


     B Issues rated `B' are regarded as having only speculative capacity for timely payment.


     C This rating is assigned to short-term debt obligations with doubtful capacity for payment.


     D Debt rated `D' is in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless
S&P believes that such payments will be made during such grace period.


            Standard & Poor's Note Ratings

     A  Standard  &  Poor's  note rating  reflects  the
liquidity  concerns and market access risks  unique  to
notes.   Notes  due  in three years  or  less  normally
receive  a  note rating.  Notes maturing  beyond  three
years  normally  receive a bond  rating,  although  the
following   criteria  are  used  in  making   such   an
assessment: (i) the amortization schedule (the larger the final maturity relative to the other maturities, the more likely the issue will be rated as a note), and
(ii) the source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

          SP-1   notes  have  very  strong  or   strong
     capacity  to  pay  principal and interest.   Those
     issues determined to possess overwhelming safety characteristics are designated as SP-1+.

                      SP-2   notes   have  satisfactory
     capacity to pay principal and interest.

                      SP-3   notes   have   speculative
     capacity to pay principal and interest.

           Moody's Commercial Paper Ratings

     The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act of 1933, as amended.


     Moody's commercial paper ratings are opinions on the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Issuers   rated  Prime-1  (or  related  supporting
institutions) have a superior capacity for repayment of
short-term  promissory obligations.  Prime-1  repayment
capacity  will  normally be evidenced by the  following
characteristics:  (i) leading market positions in  well
established  industries, (ii) high rates of  return  on
funds   employed,  (iii)  conservative   capitalization
structures  with moderate reliance on  debt  and  ample
asset   protection,  (iv)  broad  margins  in  earnings
coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.


     Issuers   rated  Prime-2  (or  related  supporting
institutions) have a strong capacity for  repayment  of
short-term promissory obligations.  This will  normally
be  evidenced  by  many  of the  characteristics  cited
above,  but  to  a lesser degree. Earnings  trends  and
coverage  ratios, while sound, will be more subject  to
variation.  Capitalization characteristics, while still
appropriate,   may   be  more  affected   by   external
conditions.  Ample alternate liquidity is maintained.


     Issuers   rated  Prime-3  (or  related  supporting
institutions) have an acceptable capacity for repayment
of  short-term promissory obligations.  The  effect  of
industry characteristics and market composition may  be
more   pronounced.    Variability   in   earnings   and
profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.


     Issuers rated Not Prime do not fall within any of the Prime rating categories.


                 Moody's Note Ratings

     MIG-1  notes  are  the  best  quality.   There  is
present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2   notes  are  high  quality.    Margins   of
protection are ample although not so large as in the preceding group.

     MIG-3 notes are favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     MIG-4  notes  are  adequate  quality.   Protection
commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

     S.G.   notes   are  speculative   quality.    Debt
instruments   in   this  category   lack   margins   of
protection.

Fitch Investors Service, Inc. Commercial Paper and Note
                        Ratings

     Fitch's   short-term   ratings   apply   to   debt
obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch's short-term ratings are as follows:

          Fitch-1+  (Exceptionally    Strong     Credit
                    Quality)   Issues   assigned   this
                    rating  are regarded as having  the
                    strongest  degree of assurance  for
                    timely payment.

          Fitch-2   (Very    Strong   Credit   Quality)
                    Issues    assigned   this    rating
                    reflect  an  assurance  of   timely
                    payment   only  slightly  less   in
                    degree than issues rated Fitch-1+.

          Fitch-2   (Good    Credit   Quality)   Issues
                    carrying   this   rating   have   a
                    satisfactory  degree  of  assurance
                    for  timely payment but the  margin
                    of  safety is not as great  as  the
                    two higher categories.

          Fitch-3   (Fair    Credit   Quality)   Issues
                    carrying    this    rating     have
                    characteristics   suggesting   that
                    the  degree of assurance for timely
                    payment is adequate, however, near-
                    term
                    adverse change is  likely  to
                    cause  these securities to be rated
                    below investment grade.

          Fitch-S   (Weak    Credit   Quality)   Issues
                    carrying    this    rating     have
                    characteristics    suggesting     a
                    minimal  degree  of  assurance  for
                    timely  payment and are  vulnerable
                    to  near  term adverse  changes  in
                    financial and economic conditions.

          D         (Default)   Issues  carrying   this
                    rating  are  in actual or  imminent
                    payment default.

        Duff & Phelps, Inc. Short-Term Ratings

     Duff  &  Phelps' short-term ratings are consistent
with   the   rating  criteria  used  by  money   market
participants.   The  ratings apply to  all  obligations
with maturities of under one year, including commercial
paper,   the  uninsured  portion  of  certificates   of
deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.


     Emphasis  is placed on liquidity which is  defined
as  not  only cash from operations, but also access  to
alternative  sources of funds including  trade  credit,
bank  lines,  and  the capital markets.   An  important
consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.


     The distinguishing feature of Duff & Phelps short-
term  ratings is the refinement of the traditional  `1'
category.   The  majority  of short-term  debt  issuers
carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps
Credit Rating has incorporated gradations of `1+' (one plus) and `1-` (one minus) to assist investors in recognizing those differences.


     From time to time, Duff & Phelps places issuers or security classes on Rating Watch. The Rating Watch status results from a need to notify investors and the issuer that there are conditions present leading us to re-evaluate the current rating(s). A listing on Rating
Watch, however, does not mean a rating change is inevitable.


     The  Rating  Watch status can either  be  resolved
quickly  or over a longer period of time, depending  on
the  reasons surrounding the placement on Rating Watch.
The  "up"  designation means a rating may be  upgraded:
the   "down"   designation  means  a  rating   may   be
downgraded, and the "uncertain" designation means a rating may be raised or lowered.


Rating Scale:  Definition


          High Grade


     D-1+ Highest certainty of timely payment.   Short-
          term  liquidity, including internal operating
          factors  and/or access to alternative sources
          of  funds, is outstanding, and safety is just
          below   risk-free  U.S.  Treasury  short-term
          obligations.


     D-1  Very   high  certainty  of  timely   payment.
          Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.


     D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.


          Good Grade


     D-2  Good  certainty of timely payment.  Liquidity
          factors  and company fundamentals are  sound.
          Although  ongoing funding needs  may  enlarge
          total   financing  requirements,  access   to
          capital markets is good. Risk factors are small.

          Satisfactory Grade


     D-3 Satisfactory liquidity and other protection factors qualify issue as to investment grade.
          Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.


          Non-investment Grade


     D-4  Speculative    investment    characteristics.
          Liquidity is not sufficient to insure against
          disruption   in   debt  service.    Operating
          factors and market access may be subject to a high degree of variation.


          Default


     D-5 Issuer failed to meet scheduled principal and/or interest payments.

                     BOND RATINGS

Standard & Poor's Bond Ratings

     A Standard & Poor's corporate rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by Standard &
Poor's from other sources it considers reliable.
Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

          1.  Likelihood of default -- capacity and
     willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

          2.  Nature of and provisions of the
     obligation.

          3.  Protection afforded by, and relative
     position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA Bonds have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA Bonds have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A Bonds have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB Bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     BB, B, CCC, CC and C Bonds are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. A C rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating. It may also be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Moody's Bond Ratings

     Aaa Bonds are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A Bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa Bonds are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such Bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds are judged to have speculative elements;
their future cannot be considered as well-assured.
Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes Bonds in this class.

     B Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc. Bond Ratings

     Fitch investment grade bond and preferred stock ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt or preferred issue in a timely manner.


     The   rating  takes  into  consideration   special
features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.


     Fitch   ratings   do   not  reflect   any   credit
enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds and preferred stock carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.


     Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.


     Fitch  ratings  are based on information  obtained
from   issuers,  other  obligors,  underwriters,  their
experts,  and  other  sources  Fitch  believes  to   be
reliable.  Fitch does not audit or verify the truth  or
accuracy  of such information.  Ratings may be changed,
suspended, or withdrawn as a result of changes  in,  or
the   unavailability  of,  information  or  for   other
reasons.


     AAA  Bonds  and preferred stock considered  to  be
          investment  grade and of the  highest  credit
          quality.   The  obligor has an  exceptionally
          strong   ability   to  pay  interest   and/or
          dividends  and  repay  principal,  which   is
          unlikely   to   be  affected  by   reasonably
          foreseeable events.


     AA   Bonds  and preferred stock considered  to  be
          investment  grade  and of  very  high  credit
          quality.   The  obligor's  ability   to   pay
          interest and/or dividends and repay principal
          is  very strong, although not quite as strong
          as bonds rated `AAA'.  Because bonds rated in
          the   `AAA'  and  `AA'  categories  are   not
          significantly   vulnerable   to   foreseeable
          future developments, short-term debt of the issuers is generally rated `F-1+'.


     A    Bonds  and preferred stock considered  to  be
          investment grade and of high credit  quality.
          The  obligor's ability to pay interest and/or
          dividends  and repay principal is  considered
          to  be strong, but may be more vulnerable  to
          adverse  changes in economic  conditions  and
          circumstances   than   debt   or    preferred
          securities with higher ratings.


     BBB  Bonds  and preferred stock considered  to  be
          investment  grade and of satisfactory  credit
          quality.   The  obligor's  ability   to   pay
          interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds or preferred stock will fall below investment grade is higher than for securities with higher ratings.


     Fitch  speculative grade bond or  preferred  stock
ratings provide a guide to investors in determining the
credit risk associated with a particular security.  The
ratings  (`BB' to `C') represent Fitch's assessment  of
the  likelihood  of  timely payment  of  principal  and
interest in accordance with the terms of obligation for
issues   not  in  default.   For  defaulted  bonds   or
preferred stock, the rating (`DDD' to `D') is an assessment of the ultimate recovery value through reorganization or liquidation.


     The   rating  takes  into  consideration   special
features  of  the  issue,  its  relationship  to  other
obligations of the issuer or possible recovery value in
bankruptcy,  the  current  and  prospective   financial
condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.


     Bonds or preferred stock that have the same rating
are  of  similar  but not necessarily identical  credit
quality  since  the  rating  categories  cannot   fully
reflect the differences in the degrees of credit risk.


     BB   Bonds   or  preferred  stock  are  considered
          speculative.   The obligor's ability  to  pay
          interest or dividends and repay principal may
          be  affected  over  time by adverse  economic
          changes.   However,  business  and  financial
          alternatives can be identified which could assist the obligor in satisfying its debt service requirements.


     B    Bonds   or  preferred  stock  are  considered
          highly  speculative.   While  bonds  in  this
          class  are  currently  meeting  debt  service
          requirements   or   paying   dividends,   the
          probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.


     CCC  Bonds   or   preferred  stock  have   certain
          identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.


     CC   Bonds   or   preferred  stock  are  minimally
          protected.   Default in payment  of  interest
          and/or principal seems probable over time.


     C Bonds or preferred stock are in imminent default in payment of interest or principal or suspension of preferred stock dividends is imminent.


     DDD,
     DD
     and D      Bonds are in default on interest and/or
          principal   payments   or   preferred   stock
          dividends are suspended.  Such securities are
          extremely speculative and should be valued on
          the basis of their ultimate recovery value in
          liquidation or reorganization of the obligor.
          `DDD'  represents the highest  potential  for
          recovery   of  these  securities,   and   `D'
          represents the lowest potential for recovery.


Duff & Phelps, Inc. Long-Term Ratings

     These  ratings represent a summary opinion of  the
issuer's   long-term   fundamental   quality.    Rating
determination is based on qualitative and  quantitative
factors  which may vary according to the basic economic
and financial characteristics of each industry and each
issuer.  Important considerations are vulnerability  to
economic  cycles  as  well as  risks  related  to  such
factors  as competition, government action, regulation,
technological   obsolescence,   demand   shifts,   cost
structure,  and  management depth and  expertise.   The
projected viability of the obligor at the trough of the cycle is a critical determination.

     Each rating also takes into account the legal form
of   the   security,  (e.g.,  first   mortgage   bonds,
subordinated debt, preferred stock, etc.).  The  extent
of  rating  dispersion  among the  various  classes  of
securities  is determined by several factors  including
relative  weightings of the different security  classes
in  the  capital structure, the overall credit strength
of  the  issuer, and the nature of covenant protection.
Review  of indenture restrictions is important  to  the
analysis   of  a  company's  operating  and   financial
constraints.   From time to time, Duff & Phelps  Credit
Rating Co. places issuers or security classes on Rating
Watch.  The Rating Watch Status results form a need  to
notify   investors  and  the  issuer  that  there   are
conditions present leading us to reevaluate the current
rating(s).   A  listing on Rating Watch, however,  does
not  mean  a  rating change is inevitable.  The  Rating
Watch  Status can either be resolved quickly or over  a
longer   period  of  time,  depending  on  the  reasons
surrounding  the placement on Rating Watch.   The  "up"
designation means a rating may be upgraded; the "down" designation means a rating may be downgraded, and the uncertain designation means a rating may be raised or lowered.


     The  Credit Rating Committee formally reviews  all
ratings   once   per  quarter  (more   frequently,   if
necessary).   Ratings of `BBB-' and higher fall  within
the  definition  of  investment  grade  securities,  as
defined  by bank and insurance supervisory authorities.
Structured finance issues, including real estate, asset-
backed  and mortgage-backed financings, use  this  same
rating   scale   with   minor   modification   in   the
definitions. Thus, an investor can compare the credit quality of investment alternatives across industries and structural types. A "Cash Flow Rating" (as noted for specific ratings) addresses the likelihood that aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.


Rating Scale   Definition




AAA        Highest   credit  quality.   The  risk   factors   are
           negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+        High  credit quality.  Protection factors are  strong.
AA         Risk  is  modest, but may vary slightly from  time  to
AA-        time because of economic conditions.


A+         Protection   factors   are   average   but   adequate.
A          However,  risk factors are more variable  and  greater
A-         in periods of economic stress.


BBB+       Below  average protection factors but still considered
BBB        sufficient   for  prudent  investment.    Considerable
BBB-       variability in risk during economic cycles.


BB+        Below  investment  grade but  deemed  likely  to  meet
BB         obligations   when   due.   Present   or   prospective
BB- financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.


B+         Below  investment  grade  and  possessing  risk   that
B          obligations  will  not  be met  when  due.   Financial
B- protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.


CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.


DD         Defaulted  debt  obligations.  Issuer failed  to  meet
DP         scheduled principal and/or interest payments.
           Preferred stock with dividend arrearages.

                        PART C

                   OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements (included in Parts A and
B, or incorporated by reference therein)

     (b)  Exhibits

         (1.1) Certificate of Trust dated July 31, 1996(1)

         (1.2) Trust Instrument(1)

          (2)  Registrant's By-Laws(2)

          (3)  None

          (4)  None

          (5)  Investment Advisory Agreement(2)

        (6.1)  Distribution Agreement(2)

        (6.2)  Dealer Agreement(2)

          (7)  None

          (8)  Custodian  Agreement with Firstar  Trust
               Company(2)

        (9.1)  Transfer  Agent  Agreement   with
               Firstar Trust Company(2)

        (9.2)  Fund   Administration   Servicing
               Agreement with Firstar Trust Company(2)

        (9.3)  Fund Accounting Servicing Agreement
               with Firstar Trust Company(2)

         (10)  Opinion  and Consent of Godfrey &  Kahn,
               S.C.(2)

         (11)  Consent of KPMG Peat Marwick LLP

          (12) None

        (13.1) Subscription Agreement with Charles
               S. Cruice(2)

        (13.2) Subscription Agreement with Richard
               H. Gould(2)

        (13.3) Subscription Agreement with Jeffrey
               Rugen(2)

        (13.4) Subscription Agreement with  Molly
               Lewis(2)

          (14) Individual   Retirement  Trust   Account
               Disclosure   Statement   and   Custodial
               Account(2)

          (15) Rule   12b-1  Distribution   Plan   with
               respect to the Retail Class(2)

          (16) Schedule  for Computation of Performance
               Quotations


          (17) Financial Data Schedule(3)

          (18) Rule 18f-3 Plan(2)

          (19) Powers  of  Attorney  for  Trustees  and
               Officers (see signature page)
___________________

(1)  Incorporated by reference to Registrant's Form  N-
     1A as filed with the Commission on August 1, 1996.
(2)  Incorporated by reference to Registrant's Form  N-
     1A as filed with the Commission on October 25, 1996.
(3)  Incorporated by reference to Registrant's Form  N-
     SAR as filed with the Commission on November 28, 1997.

Item 25. Persons Controlled by or under Common Control with Registrant

     Registrant neither controls any person nor is under common control with any other person.

Item 26.  Number of Holders of Securities

                                         Number of Record Holders
     Title of Securities                  as of February 1, 1998

     Shares of beneficial interest

       Retail Class Shares                           80

       Institutional Class Shares                   152

Item 27.  Indemnification

     Section 9.2 of The Rockland Funds Trust governing instrument provides:

     9.2  Indemnification.

          (a)  Subject to the exceptions and
          limitations contained in subsections (b) and
          (c) below:

             (i)every person who is, or has been, a
             Trustee or an officer, employee or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

             (ii) as used herein, the words "claim,"
             "action," "suit," or "proceeding" shall
             apply to all claims, actions, suits or
             proceedings (civil, criminal or other,
             including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b)  No indemnification shall be provided
          hereunder to a Covered Person:

             (i)who shall have been adjudicated by a
             court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

             (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; (A) by the court or other body approving the settlement; (B) by the vote of at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

          (c)  The rights of indemnification herein
          provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

          (d)  To the maximum extent permitted by
          applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section may be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered
          Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking,
          (ii) the Trust is insured against losses arising out of any such advance payments or
          (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this
          Section.

          (e)  Any repeal or modification of this
          Article IX by the Shareholders of the Trust, or adoption or modification of any other provision of the Trust Instrument or By-Laws inconsistent with this Article, shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered
          Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Item 28.  Business and Other Connections of Investment
Adviser

      None.

Item 29.  Principal Underwriters

     (a)  None

     (b) Incorporated by reference to the information contained under "DISTRIBUTOR" in the
          Prospectuses and "UNDERWRITER" in the
          Statement of Additional Information, all pursuant to Rule 411 under the Securities Act of 1933.

     (c)  None

Item 30.  Location of Accounts and Records

     All accounts, books or other documents required to be maintained by section 31(a) of the Investment
Company Act of 1940 and the rules promulgated thereunder are in the possession of GCM, Registrant's investment adviser, at Registrant's corporate offices, except records held and maintained by Firstar Trust
Company, Mutual Fund

Services, Third Floor, 615 East
Michigan Street, Milwaukee, Wisconsin 53202, relating to its function as custodian, transfer agent, fund accountant and administrator.

Item 31.  Management Services

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 32.  Undertakings.

     (a) Registrant undertakes to call a meeting of shareholders, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees. The Registrant also undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

     (b) Registrant undertakes to furnish each person to whom a prospectus or statement of additional information is delivered with a copy of the Registrant's latest annual report to shareholders, without charge.

                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective
Amendment No. 2 to Registrant's Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockland and State of Delaware on the 20th day of February, 1998.

                              THE ROCKLAND FUNDS TRUST
                              (Registrant)


                              By:/s/ Charles S. Cruice
                                 --------------------------
                                Charles S. Cruice
                                President

     Each person whose signature appears below constitutes and appoints Charles S. Cruice and Richard
Gould and each of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all post-effective amendments to this Registration
Statement and to file the same, with all exhibits thereto, and any other documents in connection therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to
Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

      Name                            Title                  Date


/s/  Charles  S. Cruice      President and a Trustee    February 20, 1998
-------------------------
Charles S. Cruice


/s/  Richard  H. Gould       Treasurer and a Trustee    February 20, 1998
-------------------------
Richard H. Gould


/s/  Dr. Peter Utsinger      Trustee                    February 7, 1998
-------------------------
Dr. Peter Utsinger


/s/  Robert Harrison         Trustee                    February 7, 1998
-------------------------
Robert Harrison


/s/  Richard Vague           Trustee                    February 6, 1998
--------------------------
Richard Vague

                         EXHIBIT INDEX


Exhibit No. Exhibit

 (1.1)     Certificate  of  Trust dated July  31,  1996
            (previously filed as Exhibit 1.1 to the Registration Statement on Form N-1A, Reg.
            Nos. 811-7743 and 333-9355)

 (1.2)     Trust   Instrument  (previously   filed   as
            Exhibit  1.2 to the Registration  Statement
            on  Form N-1A, Reg. Nos. 811-7743 and  333-
            9355)

 (2)       Registrant's   By-Laws  (previously    filed
            as    Exhibit   2   to   the   Registration
            Statement  on  Form  N-1A, Reg.  Nos.  811-
            7743 and 333-9355)

 (3)       None

 (4)       None

 (5)       Investment  Advisory  Agreement  (previously
            filed  as  Exhibit  5 to  the  Registration
            Statement on Form N-1A, Reg. Nos.  811-7743
            and 333-9355)

 (6.1)     Distribution  Agreement  (previously   filed
            as   Exhibit   6.1   to  the   Registration
            Statement on Form N-1A, Reg. Nos.  811-7743
            and 333-9355)

 (6.2)     Dealer   Agreement  (previously   filed   as
            Exhibit  6.2 to the Registration  Statement
            on  Form N-1A, Reg. Nos. 811-7743 and  333-
            9355)

 (7)       None

 (8)       Custodian   Agreement  with  Firstar   Trust
            Company (previously filed as Exhibit 8 to the Registration Statement on Form N-1A,
            Reg. Nos. 811-7743 and 333-9355)

 (9.1)     Transfer   Agent  Agreement   with   Firstar
            Trust  Company (previously filed as Exhibit
            9.1  to the Registration Statement on  Form
            N-1A, Reg. Nos. 811-7743 and 333-9355)

 (9.2)     Fund   Administration  Servicing   Agreement
            with   Firstar  Trust  Company  (previously
            filed  as  Exhibit 9.2 to the  Registration
            Statement on Form N-1A, Reg. Nos.  811-7743
            and 333-9355)

 (9.3)     Fund  Accounting  Servicing  Agreement  with
            Firstar Trust Company (previously filed  as
            Exhibit  9.3 to the Registration  Statement
            on  Form N-1A, Reg. Nos. 811-7743 and  333-
            9355)

 (10)      Opinion  and  Consent  of  Godfrey  &  Kahn,
            S.C. (previously filed as Exhibit 10 to the Registration Statement on Form N-1A,
            Reg. Nos. 811-7743 and 333-9355)

 (11)      Consent of KPMG Peat Marwick LLP

 (12)      None

 (13.1)    Subscription  Agreement  with   Charles   S.
            Cruice  (previously filed as  Exhibit  13.1
            to  the  Registration Statement on Form  N-
            1A, Reg. Nos. 811-7743 and 333-9355)

 (13.2)    Subscription  Agreement  with   Richard   H.
            Gould (previously filed as Exhibit 13.2 to the Registration Statement on Form N-1A,
            Reg. Nos. 811-7743 and 333-9355)

 (13.3)    Subscription  Agreement with  Jeffrey  Rugen
            (previously filed as Exhibit 13.3 to the Registration Statement on Form N-1A, Reg.
            Nos. 811-7743 and 333-9355)

 (13.4)    Subscription  Agreement  with  Molly   Lewis
            (previously filed as Exhibit 13.4 to the Registration Statement on Form N-1A, Reg.
            Nos. 811-7743 and 333-9355)

 (14)      Individual    Retirement    Trust    Account
            Disclosure Statement and Custodial  Account
            (previously filed as Exhibit 14 to the Registration Statement on Form N-1A, Reg.
            Nos. 811-7743 and 333-9355)

 (15)      Rule  12b-1  Distribution Plan with  respect
            to  the  Retail Class (previously filed  as
            Exhibit  15  to the Registration  Statement
            on  Form N-1A, Reg. Nos. 811-7743 and  333-
            9355)

 (16)      Schedule   for  Computation  of  Performance
            Quotations

 (17)      Financial  Data  Schedule (previously  filed
            as  an Exhibit to the Registrant's N-SAR as
            filed  with the Commission on November  28,
            1997)

 (18)      Rule   18f-3  Plan  (previously   filed   as
            Exhibit  18  to the Registration  Statement
            on  Form N-1A, Reg. Nos. 811-7743 and  333-
            9355)

 (19)      Powers   of   Attorney  for   Trustees   and
            Officers (see signature page)